As filed with the Securities and Exchange
Commission on June 25, 2008
1933 Act File No. 333-125838
1940 Act File No. 811-21777
U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 9 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 11 ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS III
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2999
THOMAS KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on June 27, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) 2006 pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
Equity and International Funds

CLASS 1 SHARES
Growth Fund
Growth Opportunities Fund
International Core Fund
International Growth Fund
Intrinsic Value Fund
U.S. Core Fund
Value Opportunities Fund

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Funds

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Fund

4	Growth Opportunities Fund

6	International Core Fund

8	International Growth Fund

10	Intrinsic Value Fund

12	U.S. Core Fund

14	Value Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

16	Risks of investing

18	Who’s who

20	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

24	Who can buy shares

24	Class cost structure

25	Transaction policies

27	Dividends and account policies

27	Additional investor services

28	Appendix

For more information See back cover
Expense Limitation Agreement
Opinion of Independent Registered Public Accounting Firm
Form of Plan of Distribution
Amended and Restated Multiple Class Plan
Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC
Code of Ethics of MFC Global Investment Management (U.S.) LLC

 Fund summary

John Hancock
Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / --

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Growth Index, or have size and growth characteristics similar to companies included in the Index. As of May 31, 2008 the market cap range of the Russell 1000 Growth Index was $111 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Fund – Fund summary

2

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.80

Distribution and service (12b-1) fees	0.05

Other expenses	0.56

Total fund operating expenses	1.41

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.46

Net fund operating expenses	0.95

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	97

3 Years	401

5 Years	727

10 Years	1,651

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.95% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Fund – Fund summary

3

 Fund summary

John Hancock
Growth Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / GOGOX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of May 31, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Opportunities Fund – Fund summary

4

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q2 ’07, 4.40 Worst quarter: Q4 ’07, –4.08 Year-to-date as of 3-31-08: –12.77

2007
–0.27

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class 1 before tax	–0.27	4.88

After tax on distributions	–0.28	4.68

After tax on distributions, with sale	–0.17	4.06

Russell 2500 Growth Index	9.69	12.71

Calendar year total returns

They are shown only for Class 1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with greater-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.80

Distribution and service (12b-1) fees	0.05

Other expenses	0.96

Total fund operating expenses	1.81

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.72

Net fund operating expenses	1.09

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	111

3 Years	499

5 Years	913

10 Years	2,067

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.09% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Opportunities Fund – Fund summary

5

 Fund summary

John Hancock
International Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / --

Goal and strategy

To seek high total return.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of May 31, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;

•	Countries — stock market valuation, GDP trends and positive market sentiment; and

•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Core Fund – Fund summary

6

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q2 ’07, 7.25 Worst quarter: Q4 ’07, –3.08 Year-to-date as of 3-31-08: –9.11

2007
11.42

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		11-5-06

Class 1 before tax	11.42	15.67

After tax on distributions	9.04	13.20

After tax on distributions, with sale	8.70	12.39

MSCI EAFE Net Index	11.17	15.71

Calendar year total returns

They are shown only for Class 1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.89

Distribution and service (12b-1) fees	0.05

Other expenses	0.22

Total fund operating expenses	1.16

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.02

Net fund operating expenses	1.14

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	116

3 Years	366

5 Years	636

10 Years	1,407

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.15% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Core Fund – Fund summary

7

 Fund summary

John Hancock
International Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / GOIOX

Goal and strategy

To seek high total return primarily through capital appreciation.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Growth Fund – Fund summary

8

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q2 ’07, 6.11 Worst quarter: Q4 ’07, –1.61 Year-to-date as of 3-31-08: –7.41

2007
12.25

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class 1 before tax	12.25	22.11

After tax on distributions	9.74	19.75

After tax on distributions, with sale	8.39	17.68

S&P/Citigroup PMI EPAC Growth Style Index	13.37	20.04

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

They are shown only for Class 1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P/Citigroup PMI EPAC Growth Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.92

Distribution and service (12b-1) fees	0.05

Other expenses	0.86

Total fund operating expenses	1.83

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.68

Net fund operating expenses	1.15

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	117

3 Years	509

5 Years	927

10 Years	2,092

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.18% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.15% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Growth Fund – Fund summary

9

 Fund summary

John Hancock
Intrinsic Value Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / GOVOX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Value Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of May 31, 2008, the market capitalization range of the Russell 1000 Value Index was $110 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Intrinsic Value Fund – Fund summary

10

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q2 ’07, 5.59 Worst quarter: Q4 ’07, –7.05 Year-to-date as of 3-31-08: –10.98

2007
–4.24

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class 1 before tax	–4.24	7.04

After tax on distributions	–6.56	4.99

After tax on distributions, with sale	–2.17	5.02

Russell 1000 Value Index	–0.17	10.25

Calendar year total returns

They are shown only for Class 1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.78

Distribution and service (12b-1) fees	0.05

Other expenses	0.64

Total fund operating expenses	1.47

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.57

Net fund operating expenses	0.90

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	92

3 Years	409

5 Years	749

10 Years	1,708

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.90% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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11

 Fund summary

John Hancock
U.S. Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / --

Goal and strategy

To seek a high total return.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of May 31, 2008 the market capitalizations of companies included in the S&P 500 Index ranged from $898 million to $468.9 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

U.S. Core Fund – Fund summary

12

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.76

Distribution and service (12b-1) fees	0.05

Other expenses	0.63

Total fund operating expenses	1.44

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.54

Net fund operating expenses	0.90

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	92

3 Years	402

5 Years	736

10 Years	1,678

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.90% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

U.S. Core Fund – Fund summary

13

 Fund summary

John Hancock
Value Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      1 / GOPOX

Goal and strategy

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in securities of small- and mid-cap companies and the fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of May 31, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund’s portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Value Opportunities Fund – Fund summary

14

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q2 ’07, 4.09 Worst quarter: Q3 ’07, –10.13 Year-to-date as of 3-31-08: –5.99

2007
–12.68

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class 1 before tax	–12.68	–1.80

After tax on distributions	–14.22	–3.16

After tax on distributions, with sale	–7.95	–2.19

Russell 2500 Value Index	–7.27	3.65

Calendar year total returns

They are shown only for Class 1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class 1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	0.80

Distribution and service (12b-1) fees	0.05

Other expenses	0.77

Total fund operating expenses	1.62

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.68

Net fund operating expenses	0.94

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	96

3 Years	445

5 Years	817

10 Years	1,865

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.94% for Class 1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Value Opportunities Fund – Fund summary

15

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by

Equity and International Funds – Fund details

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its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market

Equity and International Funds – Fund details

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and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee for Growth Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

Management fee for Growth Opportunities Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

Management fee for International Core Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Core Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

Management fee for International Growth Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

Management fee for Intrinsic Value Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Intrinsic Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

Management fee for U.S. Core Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the U.S. Core Trust, a series of John Hancock Trust, and that portion of net assets of Managed Trust, a series of John Hancock Trust, that is subadvised by Grantham, Mayo Van Otterloo and Co. LLC) determined

Equity and International Funds – Fund details

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in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

Management fee for Value Opportunities Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Value Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Fund: 0.80%

Growth Opportunities Fund: 0.80%

International Core Fund: 0.89%

International Growth Fund: 0.92%

Intrinsic Value Fund: 0.78%

U.S. Core Fund: 0.76%

Value Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of Class 1 shares, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the funds as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request

International Core Fund

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$40.56		$43.43

Net investment income (loss)[2]	0.02		0.95

Net realized and unrealized gain (loss) on investments	3.26		(0.72)

Total from investment operations	3.28		0.23

Less distributions

From net investment income	(0.03)		(0.65)

From net realized gain	(0.38)		(3.79)

	(0.41)		(4.44)

Net asset value, end of period	$43.43		$39.22

Total return[3,4] (%)	8.11	[5]	(0.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$82		$74

Ratios (as a percentage of average net assets):

Expenses before reductions	1.23	[6]	1.16

Expenses net of fee waivers, if any	1.17	[6]	1.14

Expenses net of all fee waivers and credits	1.17	[6]	1.14

Net investment income (loss)	0.16	[6]	2.09

Portfolio turnover (%)	37	[5]	50 [7]

1	Class 1 shares began operations on November 6, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

7	Excludes merger activity.

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Financial highlights, continued

International Growth Fund

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.97

Net investment income (loss)[2]	0.07		0.29

Net realized and unrealized gain (loss) on investments	4.45		0.61

Total from investment operations	4.52		0.90

Less distributions

From net investment income	(0.15)		(0.29)

From net realized gain	(0.40)		(1.69)

	(0.55)		(1.98)

Net asset value, end of period	$23.97		$22.89

Total return[3,4] (%)	22.63	[5]	3.28

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$3

Ratios (as a percentage of average net assets):

Expenses before reductions	2.00	[6]	1.83

Expenses net of fee waivers, if any	1.15	[6]	1.15

Expenses net of all fee waivers and credits	1.15	[6]	1.15

Net investment income (loss)	0.41	[6]	1.14

Portfolio turnover (%)	41	[5]	97

1	Class 1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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Financial highlights, continued

Intrinsic Value Fund

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.70

Net investment income (loss)[2]	0.25		0.34

Net realized and unrealized gain (loss) on investments	2.85		(2.94)

Total from investment operations	3.10		(2.60)

Less distributions

From net investment income	(0.18)		(0.36)

From net realized gain	(0.22)		(1.53)

	(0.40)		(1.89)

Net asset value, end of period	$22.70		$18.21

Total return[3,4] (%)	15.53	[5]	(12.13)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	1.44	[7]	1.47

Expenses net of fee waivers, if any	0.90	[7]	0.90

Expenses net of all fee waivers and credits	0.90	[7]	0.90

Net investment income (loss)	1.58	[7]	1.50

Portfolio turnover (%)	32	[5]	72

1	Class 1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized

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Financial highlights, continued

Value Opportunities Fund

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.39

Net investment income (loss)[2]	0.14	[3]	0.23

Net realized and unrealized gain (loss) on investments	2.54		(4.45)

Total from investment operations	2.68		(4.22)

Less distributions

From net investment income	(0.13)		(0.19)

From net realized gain	(0.16)		(0.96)

	(0.29)		(1.15)

Net asset value, end of period	$22.39		$17.02

Total return[4,5] (%)	13.44	[6]	(19.12)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[7]	$1

Ratios (as a percentage of average net assets):

Expenses before reductions	1.67	[8]	1.62

Expenses net of fee waivers, if any	0.94	[8]	0.94

Expenses net of all fee waivers and credits	0.94	[8]	0.94

Net investment income (loss)	0.89	[3,8]	1.14

Portfolio turnover (%)	30	[6]	68

1	Class 1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,0000.

8	Annualized.

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 Your account

Who can buy shares

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (John Hancock Insurance Companies) that fund exempt group annuity contracts issued by these insurance companies to qualified retirement plans.

Class cost structure

The Class 1 shares of the fund are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

•	Distribution and service (12b-1) fees of 0.05%.

•	The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract that may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Broker compensation and revenue sharing arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF III as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF III understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange)

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from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

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Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

The fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Funds

Class 1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each a fund, and collectively, the funds) each commenced operations on June 12, 2006. Each is modeled after a fund of GMO Trust (GMO) (a GMO Fund). Each fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The funds are managed through a “manager of manager” structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the GMO Funds. Because of the similarities between each fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of each GMO Fund, however, does not represent, and is not a substitute for, the performance of the funds, and you should not assume that a fund will have the same future performance as its corresponding GMO Fund. The future performance of each fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Funds that corresponds to the funds. The date the Class III shares of the GMO Funds commenced operations varies, as indicated. The bar chart shows how each GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class 1 shares of the funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class 1 shares of the funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

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GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

Net assets of GMO U.S. Growth Fund as of March 31, 2008: $127,839,395

GMO U.S. Growth Fund Class III calendar year total returns

Best quarter: Q4 ’98, 27.46% Worst quarter: Q1 ’01, –21.46%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
37.30	39.04	–12.21	–20.60	–22.58	28.58	5.09	4.37	2.38	5.86

GMO U.S. Growth Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–6.63	0.50	6.58	1.94

Russell 1000 Growth Index	–0.75	6.33	9.96	1.28

Russell 1000 Growth Index — measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 1 star out of 1,442, 1 star out of 1,207 and 3 stars out of 564 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

29

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008: $8,096,437

GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns

Best quarter: Q4 ’99, 26.98% Worst quarter: Q3 ’01, –24.62%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.79	30.38	–10.36	–13.27	–17.62	47.09	14.41	10.44	7.14	2.87

GMO U.S. Small/Mid Cap Growth Fund
average annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–13.58	2.22	12.73	3.46

Russell 2500 Growth Index	–6.25	7.37	15.45	4.27

Russell 2500 Growth Index — measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 1 star out of 827, 3 stars out of 694 and 2 stars out of 305 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

30

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

Net assets of GMO International Core Equity Fund as of March 31, 2008: $943,246,002

GMO International Core Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 18.96% Worst quarter: Q3 ’02, –16.08%

2003	2004	2005	2006	2007
37.67	22.39	14.55	24.78	11.01

GMO International Core Equity Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–2.06	13.70	21.34	15.37

MSCI EAFE Index	–2.70	13.32	21.40	13.15

*Fund inception date: 1-29-02.

MSCI EAFE Index (Europe, Australasia, and Far East) — a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 4 stars out of 208 and 3 stars out of 174 foreign large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

31

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

Net assets of GMO International Growth Equity Fund as of March 31, 2008: $964,420,215

GMO International Growth Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 16.54% Worst quarter: Q3 ’02, –16.44%

2002	2003	2004	2005	2006	2007
–10.52	30.40	20.03	13.13	24.07	13.88

				Since
GMO International Growth Equity Fund average annual total returns	1 Year	3 Years	5 Years	Inception*

for periods ended 3-31-08

Class III	2.53	13.98	19.86	12.66

S&P/Citigroup PMI EPAC Growth Style Index	–0.75	12.92	19.93	10.48

*Fund inception date: 11-30-01.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index (“BMI”), representing the top 80% of available (float) capital of the BMI in each country.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Growth Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 557 and 3 stars out of 459 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

32

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2008: $28,644,924

GMO U.S. Intrinsic Value Fund Class III calendar year total returns

Best quarter: Q2 ’03, 19.25% Worst quarter: Q3 ’02, –17.34%

1999	2000	2001	2002	2003	2004	2005	2006	2007
–0.67	10.67	3.31	–15.75	29.68	12.76	5.98	13.50	–3.87

GMO U.S. Intrinsic Value Fund average annual				Since
total returns (%)	1 Year	3 Year	5 Year	Inception*

for periods ended 3-31-08

Class III	–14.63	1.36	10.13	4.32

Russell 1000 Value Index	–9.99	6.01	13.68	4.87

*Fund inception date: 8-2-99.

Russell 1000 Value Index — measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 1 star out of 1,174 and 2 stars out of 926 large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

33

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

Net assets of GMO U.S. Core Equity Fund as of March 31, 2008: $1,050,544,326

GMO U.S. Core Equity Fund Class III calendar year total returns

Best quarter: Q4 ’98, 19.49% Worst quarter: Q3 ’02, –17.14%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
24.69	18.59	0.30	–7.68	–19.67	26.61	9.80	3.41	9.57	1.57

GMO U.S. Core Equity Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–9.47	1.37	8.51	3.35

S&P 500 Index	–5.08	5.85	11.32	3.50

GMO U.S. Core Equity Fund Class III, total returns:

Standard & Poor’s (“S&P”) 500 Index — an index of large capitalization U.S. stocks, independently maintained and published by S&P.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 1 star out of 1,664, 2 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

34

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008: $31,680,413

GMO U.S. Small/Mid Cap Value Fund Class III, total returns

Best quarter: Q2 ’03, 23.22% Worst quarter: Q3 ’02, –19.71%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
0.03	2.95	19.01	9.91	–11.48	45.26	20.80	8.03	10.86	–12.55

GMO U.S. Small/Mid Cap Value Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–19.47	0.12	12.52	6.40

Russell 2500 Value Index	–16.54	4.41	15.56	7.85

Russell 2500 Value Index — measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 1 stars out of 287, 2 stars out of 215 and 3 stars out of 64 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class 1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class 1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class 1 shares of the Fund.

Equity and International Funds – Appendix

35

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    GMPPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Equity and International Funds

CLASS NAV SHARES
Classic Value Mega Cap Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
International Core Fund
International Growth Fund
Intrinsic Value Fund
U.S. Core Fund
Value Opportunities Fund

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Funds

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Mega Cap Fund

4	Global Shareholder Yield Fund

7	Growth Fund

9	Growth Opportunities Fund

11	International Core Fund

13	International Growth Fund

15	Intrinsic Value Fund

17	U.S. Core Fund

19	Value Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

21	Risks of investing

24	Who’s who

28	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

30	Who can buy shares

30	Class cost structure

30	Opening an account

31	Transaction policies

32	Dividends and account policies

33	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Mega Cap Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker      NAV / --

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in domestic equity securities of mega cap companies. The subadviser defines domestic mega cap companies as companies with a market capitalization of approximately $15 billion or greater as of January 1, 2008.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;

•	current earnings below normal levels;

•	a sound plan to restore earnings to normal; and

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the U.S., including depositary receipts.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Classic Value Mega Cap Fund – Fund summary

2

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.85

Other expenses	1.03

Total fund operating expenses	1.88

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.96

Net fund operating expenses	0.92

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	94

3 Years	498

5 Years	927

10 Years	2,123

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.07% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.92% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Classic Value Mega Cap Fund – Fund summary

3

 Fund summary

John Hancock
Global Shareholder Yield Fund

Day-to-day investment management: Epoch Investment Partners, Inc.

Class / Ticker      NAV / --

Goal and strategy

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend paying companies located throughout the world. A significant portion of its assets will be invested outside of the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index (“BMI Global Index”). In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser’s perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade. The fund may also invest up to 15% of its net assets in illiquid investments.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be

Global Shareholder Yield Fund – Fund summary

4

to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Global Shareholder Yield Fund – Fund summary

5

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.95

Other expenses	0.35

Total fund operating expenses	1.30

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.25

Net fund operating expenses	1.05

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	107

3 Years	387

5 Years	689

10 Years	1,546

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.05% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Global Shareholder Yield Fund – Fund summary

6

 Fund summary

John Hancock
Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / --

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Growth Index, or have size and growth characteristics similar to companies included in the Index. As of May 31, 2008 the market cap range of the Russell 1000 Growth Index was $111 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Fund – Fund summary

7

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.80

Other expenses	0.56

Total fund operating expenses	1.36

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.45

Net fund operating expenses	0.91

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	93

3 Years	386

5 Years	702

10 Years	1,596

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.91% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Fund – Fund summary

8

 Fund summary

John Hancock
Growth Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / --

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of May 31, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Opportunities Fund – Fund summary

9

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.80

Other expenses	0.44

Total fund operating expenses	1.24

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.20

Net fund operating expenses	1.04

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	106

3 Years	374

5 Years	662

10 Years	1,482

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.04% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Opportunities Fund – Fund summary

10

 Fund summary

John Hancock
International Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / GMINX

Goal and strategy

To seek high total return.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of May 31, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;

•	Countries — stock market valuation, GDP trends and positive market sentiment; and

•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Core Fund – Fund summary

11

Past performance

Calendar year total returns – Class NAV (%)

Best quarter: Q2 ’07, 7.26 Worst quarter: Q4 ’07, –3.06 Year-to-date as of 3-31-08: –9.11

2007
11.45

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		8-29-06

Class NAV before tax	11.45	16.36

After tax on distributions	9.04	14.19

After tax on distributions, with sale	8.72	13.12

MSCI EAFE Net Index	11.17	17.29

Calendar year total returns

They are shown only for Class NAV and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class NAV and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.89

Other expenses	0.22

Total fund operating expenses	1.11

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.03

Net fund operating expenses	1.08

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	110

3 Years	350

5 Years	609

10 Years	1,349

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.12% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Core Fund – Fund summary

12

 Fund summary

John Hancock
International Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / GMLNX

Goal and strategy

To seek high total return primarily through capital appreciation.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Growth Fund – Fund summary

13

Past performance

Calendar year total returns – Class NAV (%)

Best quarter: Q2 ’07, 6.12 Worst quarter: Q4 ’07, –1.60 Year-to-date as of 3-31-08: –7.39

2007
12.33

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		12-27-06

Class NAV before tax	12.33	12.23

After tax on distributions	9.79	9.73

After tax on distributions, with sale	8.44	9.13

S&P/Citigroup PMI EPAC Growth Style Index	13.37	13.47

MSCI EAFE Net Index	11.17	11.27

Calendar year total returns

They are shown only for Class NAV and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class NAV and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P/Citigroup PMI EPAC Growth Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.92

Other expenses	0.85

Total fund operating expenses	1.77

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.67

Net fund operating expenses	1.10

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	112

3 Years	492

5 Years	897

10 Years	2,028

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.18% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.10% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Growth Fund – Fund summary

14

 Fund summary

John Hancock
Intrinsic Value Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / --

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Value Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of May 31, 2008, the market capitalization range of the Russell 1000 Value Index was $110 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Intrinsic Value Fund – Fund summary

15

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.78

Other expenses	0.62

Total fund operating expenses	1.40

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.54

Net fund operating expenses	0.86

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	88

3 Years	390

5 Years	714

10 Years	1,633

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.86% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Intrinsic Value Fund – Fund summary

16

 Fund summary

John Hancock
U.S. Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / --

Goal and strategy

To seek a high total return.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of May 31, 2008 the market capitalizations of companies included in the S&P 500 Index ranged from $898 million to $468.9 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

U.S. Core Fund – Fund summary

17

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.76

Other expenses	0.63

Total fund operating expenses	1.39

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.51

Net fund operating expenses	0.88

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	90

3 Years	390

5 Years	712

10 Years	1,624

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.88% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

U.S. Core Fund – Fund summary

18

 Fund summary

John Hancock
Value Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      NAV / --

Goal and strategy

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in securities of small- and mid-cap companies and the fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of May 31, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund’s portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class NAV

Management fee	0.80

Other expenses	0.74

Total fund operating expenses	1.54

Contractual expense reimbursement (at least until 6-30-09)[1]	–0.65

Net fund operating expenses	0.89

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class NAV

1 Year	91

3 Years	423

5 Years	778

10 Years	1,779

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.89% for Class NAV. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the

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companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include

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suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks

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described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The Classic Value Mega Cap and U.S. Core funds will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee for Classic Value Mega Cap Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$2.5 billion	Over
	$2.5 billion	and $5 billion	$5 billion

Net assets of the fund	0.850%	0.825%	0.800%

Management fee for Global Shareholder Yield Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$500 million	Over
	$500 million	and $1 billion	$1 billion

Net assets of the fund	0.950%	0.925%	0.900%

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Management fee for Growth Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

Management fee for Growth Opportunities Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

Management fee for International Core Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Core Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

Management fee for International Growth Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

Management fee for Intrinsic Value Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Intrinsic Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

Management fee for U.S. Core Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the U.S. Core Trust, a series of John Hancock Trust, and that portion of net assets of Managed Trust, a series of John Hancock Trust, that is subadvised by Grantham, Mayo Van Otterloo and Co. LLC) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

Management fee for Value Opportunities Fund

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Value Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Classic Value Mega Cap Fund: 0.85%

Global Shareholder Yield Fund: 0.95%

Growth Fund: 0.80%

Growth Opportunities Fund: 0.80%

International Core Fund: 0.89%

International Growth Fund: 0.92%

Intrinsic Value Fund: 0.78%

U.S. Core Fund: 0.76%

Value Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

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Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Epoch is located at 640 Fifth Avenue, 18th Floor, New York, NY 10019, serves as subadviser to the fund. Epoch is a private company, founded in 2004 to Epoch Investment Partners, Inc., is a subsidiary of Epoch Holding Corporation, a public company, founded in 2004. As of March 31, 2008, Epoch managed on a worldwide basis more than $6.20 billion.

William W. Priest

•	Portfolio manager of the fund since inception

•	Founder, chief investment officer, chief executive officer and portfolio manager (since 2004), Epoch Investment Partners, Inc., co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	43 years of investment experience

Eric L. Sappenfield

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and senior analyst (since 2006), Epoch Investment Partners, Inc., research analyst, Spear Leads & Kellog (2004-2006), senior analyst, Steinberg, Priest & Sloan Capital Management, LLC focusing upon high yield bonds and equities of leveraged companies, research analyst (2002-2004)

•	22 years of investment experience

Michael A. Welhoelter

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and quantitative research analyst (since 2005), Epoch Investment Partners, Inc., director and portfolio manager, Columbia Management Group, Inc. (2001-2005)

•	22 years of investment experience

David N. Pearl

•	Portfolio manager of the fund since inception

•	Founder, Executive Vice President and portfolio manager (since 2004), Epoch Investment Partners, Inc., managing director and portfolio manager, Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	25 years of investment experience

The SAI provides additional information about each manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Pzena Investment Management, LLC

120 West 45th Street, 20th Floor
New York, NY 10036

Pzena Investment Management, LLC, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of May 31, 2008, Pzena managed on a worldwide basis more than $21.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Richard S. Pzena

•	On fund team since inception

•	Founder, managing principal, chief executive officer (since 1995), co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

John P. Goetz

•	On fund team since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996 − 2005) Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

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Antonio DeSpirito III

•	On fund team since inception

•	Principal (since 1999), portfolio manager (since 2000), Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

The Statement of Additional Information provides additional information about each principal’s compensation, other accounts managed by the principal and the principals’ ownership of securities of the portfolios.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Equity and International Funds – Fund details

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Financial highlights

These tables detail the performance of Class NAV shares, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the funds as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

International Core Fund

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$39.18	$43.42

Net investment income (loss)[2]	0.08	0.95

Net realized and unrealized gain (loss) on investments	4.58	(0.70)

Total from investment operations	4.66	0.25

Less distributions

From net investment income	(0.04)	(0.67)

From net realized gain	(0.38)	(3.79)

	(0.42)	(4.46)

Net asset value, end of period	$43.42	$39.21

Total return[3] (%)	11.90[4]	(0.20)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,244	$1,415

Ratios (as a percentage of average net assets):

Expenses before reductions	1.08[6]	1.11

Expenses net of fee waivers, if any	1.08[6]	1.08

Expenses net of all fee waivers and credits	1.08[6]	1.08

Net investment income (loss)	0.38[6]	2.09

Portfolio turnover (%)	37[4]	50[7]

1	Class NAV shares began operations on August 29, 2006.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Not annualized.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Annualized.

7	Excludes merger activity.

See notes to financial statements

Equity and International Funds – Fund details

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Financial highlights, continued

International Growth Fund

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$23.73	$23.92

Net investment income (loss)[2]	0.01	0.33

Net realized and unrealized gain (loss) on investments	0.18	0.59

Total from investment operations	0.19	0.92

Less distributions

From net investment income	—	(0.31)

From net realized gain	—	(1.69)

	—	(2.00)

Net asset value, end of period	$23.92	$22.84

Total return3 4 (%)	0.80[5]	3.34

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8

Ratios (as a percentage of average net assets):

Expenses before reductions	2.75[6]	1.77

Expenses net of fee waivers, if any	1.13[6]	1.10

Expenses net of all fee waivers and credits	1.13[6]	1.10

Net investment income (loss)	0.14[6]	1.33

Portfolio turnover (%)	41[5]	97

1	Class NAV shares began operations on December 27, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

Equity and International Funds – Fund details

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 Your account

Who can buy shares

Class NAV shares are available to certain types of investors, as noted below:

•	Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.

Class cost structure

•	No sales charges

•	No distribution and service (12b-1) fees

Other share classes of the fund, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Permitted entities generally may open an account and purchase Class NAV shares by contacting any broker, dealer, or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum intial investment for Class NAV shares.

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. The fund also reserves the right to redeem in kind.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the

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best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The Global Shareholder Yield fund typically declares and pays income dividends at least quarterly and all other funds pay dividends at least annually. Capital gains, if any, are typically distributed at least annually.

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Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    GMNPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Global Shareholder Yield Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Global Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Global Shareholder Yield Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

8	Who’s who

10	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

13	Choosing a share class

14	How sales charges are calculated

14	Sales charge reductions and waivers

15	Opening an account

17	Buying shares

18	Selling shares

20	Transaction policies

22	Dividends and account policies

22	Additional investor services

24	Appendix

For more information See back cover

 Fund summary

John Hancock
Global Shareholder Yield Fund

Day-to-day investment management: Epoch Investment Partners, Inc.

Class / Ticker      A / JGYAX      B / JGYBX      C / JGYCX

Goal and strategy

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend paying companies located throughout the world. A significant portion of its assets will be invested outside of the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index (“BMI Global Index”). In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser’s perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade. The fund may also invest up to 15% of its net assets in illiquid investments.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be

Global Shareholder Yield Fund – Fund summary

2

to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Global Shareholder Yield Fund – Fund summary

3

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.95	0.95	0.95

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.54	1.94	1.05	[3]

Total fund operating expenses	1.79	3.89	3.00	[3]

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.24	–1.64	–0.75

Net fund operating expenses[5]	1.55	2.25	2.25

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	650	728		228		328	228

3 Years	1,013	1,336		1,036		857	857

5 Years	1,400	2,063		1,863		1,511	1,511

10 Years	2,481	3,547	[6]	3,547	[6]	3,265	3,265

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.55% for Class A, 2.25% for Class B, and 2.25% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Net operating expenses have been restated from fiscal year amounts to reflect current fees and expenses.

6	Reflects conversion of Class B shares to Class A shares after eight years.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

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Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency

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hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market

Global Shareholder Yield Fund – Fund details

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and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$500 million	Over
	$500 million	and $1 billion	$1 billion

Net assets of the fund	0.950%	0.925%	0.900%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Global Shareholder Yield Fund: 0.95%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Epoch Investment Partners, Inc. (Epoch)
640 Fifth Avenue, 18th Floor
New York, NY 10019

Epoch is located at 640 Fifth Avenue, 18th Floor, New York, NY 10019, serves as subadviser to the fund. Epoch is a private company, founded in 2004 to Epoch Investment Partners, Inc., is a subsidiary of Epoch Holding Corporation, a public company, founded in 2004. As of March 31, 2008, Epoch managed on a worldwide basis more than $6.20 billion.

William W. Priest

•	Portfolio manager of the fund since inception

•	Founder, chief investment officer, chief executive officer and portfolio manager (since 2004), Epoch Investment Partners, Inc., co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	43 years of investment experience

Eric L. Sappenfield

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and senior analyst (since 2006), Epoch Investment Partners, Inc., research analyst, Spear Leads & Kellog (2004-2006), senior analyst, Steinberg, Priest & Sloan Capital Management, LLC focusing upon high yield bonds and equities of leveraged companies, research analyst (2002-2004)

•	22 years of investment experience

Michael A. Welhoelter

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and quantitative research analyst (since 2005), Epoch Investment Partners, Inc., director and portfolio manager, Columbia Management Group, Inc. (2001-2005)

•	22 years of investment experience

David N. Pearl

•	Portfolio manager of the fund since inception

•	Founder, Executive Vice President and portfolio manager (since 2004), Epoch Investment Partners, Inc., managing director and portfolio manager, Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	25 years of investment experience

The SAI provides additional information about each manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual reports, which have been incorporated by reference into the SAI and are available upon request.

Class A Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.35

Net realized and unrealized gain (loss) on investments	(0.51)

Total from investment operations	(0.16)

Less distributions

From net investment income	(0.29)

From net realized gain	(0.03)

(0.32)

Net asset value, end of period	$9.52

Total return[3,4] (%)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$27

Ratios (as a percentage of average net assets):

Expenses before reductions	1.79

Expenses net of fee waivers, if any	1.45

Expenses net of all fee waivers and credits	1.45

Net investment income	3.31

Portfolio turnover (%)	24

1	Class A shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.22

Net realized and unrealized gain (loss) on investments	(0.45)

Total from investment operations	(0.23)

Less distributions

From net investment income	(0.23)

From net realized gain	(0.03)

(0.26)

Net asset value, end of period	$9.51

Total return[3,4] (%)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$1

Ratios (as a percentage of average net assets):

Expenses before reductions	3.89

Expenses net of fee waivers, if any	2.23

Expenses net of all fee waivers and credits	2.23

Net investment income	2.11

Portfolio turnover (%)	24

1	Class B shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.22

Net realized and unrealized gain (loss) on investments	(0.45)

Total from investment operations	(0.23)

Less distributions

From net investment income	(0.23)

From net realized gain	(0.03)

(0.26)

Net asset value, end of period	$9.51

Total return[3,4] (%)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$5

Ratios (as a percentage of average net assets):

Expenses before reductions	3.00

Expenses net of fee waivers, if any	2.23

Expenses net of all fee waivers and credits	2.22

Net investment income	2.08

Portfolio turnover (%)	24

1	Class C shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least quarterly. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The Global Shareholder Yield fund (the “fund”) commenced operations on March 1, 2007, and as such performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the Fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. Due to EPOCH’s cash flow policies, the performance presented in the Composite includes the separate account’s performance only for the months of August and December of 2006 in addition to the performance of the EPOCH fund for the calendar years ended December 31. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information - bar charts and tables - are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the last two years, and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar chart and table would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. The performance shown is for a two year period, during which global markets have been generally improving. A two year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s or representative of the EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The Class A, B and C shares of the fund have front-end or deferred sales charges. The Class I shares of the corresponding EPOCH fund do not have such charges. The other expenses of the Class A, B and C shares of the fund, including its Rule 12b-1 fee, are higher than the expenses of the Class I shares of the EPOCH fund. The performance shown in the bar chart and table for the Class I shares of the EPOCH fund would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the fund.

As index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Global Shareholder Yield Fund – Appendix

24

EPOCH: Global Equity Shareholder Yield Fund & Global Equity Shareholder Yield Composite

Corresponding to Global Shareholder Yield Fund

Net assets of EPOCH Global Equity Shareholder Yield Fund as of March 31, 2008: $587,520,820

EPOCH Global Equity Shareholder Yield Fund total returns:

Class I: 1Q ’08, –9.02% Best quarter: 4Q ’06, 10.09% Worst quarter: 4Q ’07, –1.60%

2006	2007
25.54%	8.28%

		Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns	1 Year	Inception*

for periods ended 3-31-08

Class 1 (12-27-05)	–4.72%	9.69%

S&P/Citigroup BMI World Index	–3.21%	8.31%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund yield as of MARCH 31, 2008

Dividend Yield: 5.26% SEC Formula Yield: 3.98% S&P/Citigroup BMI World Index: 2.64%

Net assets of Global Equity Shareholder Yield Composite as of MARCH 31, 2008: $1,293,312,511

Global Equity Shareholder Yield Composite total returns:

Composite: 1Q ’08, –9.25% Best quarter: 4Q ’06, 9.85% Worst quarter: 4Q ’07, –1.46%

2006	2007
25.60%	8.69%

		Since
Global Equity Shareholder Yield Composite average annual total returns	1 Year	Inception*

for periods ended 3-31-08

Composite (12-31-05)	–4.87%	9.98%

S&P/Citigroup BMI World Index	–3.21%	8.51%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

S&P/Citigroup BMI World Index: The BMI World Index is a subset of the BMI Global Index which is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. The BMI World Index represents the developed markets portion of the broader index.

Global Shareholder Yield Fund – Appendix

25

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    3200PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Global Shareholder Yield Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Global Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Global Shareholder Yield Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

8	Who’s who

10	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

11	Who can buy shares

11	Opening an account

12	Buying shares

13	Selling shares

15	Transaction policies

17	Dividends and account policies

17	Additional investor services

18	Appendix

For more information See back cover

 Fund summary

John Hancock
Global Shareholder Yield Fund

Day-to-day investment management: Epoch Investment Partners, Inc.

Class / Ticker      I / JGYIX

Goal and strategy

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend paying companies located throughout the world. A significant portion of its assets will be invested outside of the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index (“BMI Global Index”). In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser’s perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade. The fund may also invest up to 15% of its net assets in illiquid investments.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be

Global Shareholder Yield Fund – Fund summary

2

to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.95

Other expenses	1.21

Total fund operating expenses	2.16

Contractual expense reimbursement (at least until 6-30-09)[1]	–1.06

Net fund operating expenses[2]	1.10

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	112

3 Years	574

5 Years	1,062

10 Years	2,409

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.10% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

2	Net operating expenses have been restated from fiscal year amounts to reflect current fees and expenses.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

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Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency

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hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market

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and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$500 million	Over
	$500 million	and $1 billion	$1 billion

Net assets of the fund	0.950%	0.925%	0.900%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Global Shareholder Yield Fund: 0.95%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Epoch Investment Partners, Inc. (Epoch)
640 Fifth Avenue, 18th Floor
New York, NY 10019

Epoch is located at 640 Fifth Avenue, 18th Floor, New York, NY 10019, serves as subadviser to the fund. Epoch is a private company, founded in 2004 to Epoch Investment Partners, Inc., is a subsidiary of Epoch Holding Corporation, a public company, founded in 2004. As of March 31, 2008, Epoch managed on a worldwide basis more than $6.20 billion.

William W. Priest

•	Portfolio manager of the fund since inception

•	Founder, chief investment officer, chief executive officer and portfolio manager (since 2004), Epoch Investment Partners, Inc., co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	43 years of investment experience

Eric L. Sappenfield

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and senior analyst (since 2006), Epoch Investment Partners, Inc., research analyst, Spear Leads & Kellog (2004-2006), senior analyst, Steinberg, Priest & Sloan Capital Management, LLC focusing upon high yield bonds and equities of leveraged companies, research analyst (2002-2004)

•	22 years of investment experience

Michael A. Welhoelter

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and quantitative research analyst (since 2005), Epoch Investment Partners, Inc., director and portfolio manager, Columbia Management Group, Inc. (2001-2005)

•	22 years of investment experience

David N. Pearl

•	Portfolio manager of the fund since inception

•	Founder, Executive Vice President and portfolio manager (since 2004), Epoch Investment Partners, Inc., managing director and portfolio manager, Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	25 years of investment experience

The SAI provides additional information about each manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.33

Net realized and unrealized gain (loss) on investments	(0.44)

Total from investment operations	(0.11)

Less distributions

From net investment income	(0.33)

From net realized gain	(0.03)

(0.36)

Net asset value, end of period	$9.53

Total return[3,4] (%)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$3

Ratios (as a percentage of average net assets):

Expenses before reductions	2.16

Expenses net of fee waivers, if any	1.09

Expenses net of all fee waivers and credits	1.09

Net investment income	3.14

Portfolio turnover (%)	24

1	Class I shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Global Shareholder Yield Fund – Your account

12

Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Global Shareholder Yield Fund – Your account

13

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Global Shareholder Yield Fund – Your account

14

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

Global Shareholder Yield Fund – Your account

15

redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Global Shareholder Yield Fund – Your account

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least quarterly. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Global Shareholder Yield Fund – Your account

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Appendix

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The Global Shareholder Yield fund (the “fund”) commenced operations on March 1, 2007, and as such performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the Fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. Due to EPOCH’s cash flow policies, the performance presented in the Composite includes the separate account’s performance only for the months of August and December of 2006 in addition to the performance of the EPOCH fund for the calendar years ended December 31. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information — bar charts and tables — are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the last two years, and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar chart and table would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. The performance shown is for two year period, during which global markets have been generally improving. A two year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s or representative of the EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The Class I shares of the corresponding EPOCH Fund do have similar expenses to the fund. However, the other expenses of the EPOCH Fund are higher than the estimated expenses of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Global Shareholder Yield Fund – Appendix

18

EPOCH: Global Equity Shareholder Yield Fund &
Global Equity Shareholder Yield Composite

Corresponding to Global Shareholder Yield Fund

Net assets of EPOCH Global Equity Shareholder Yield Fund
as of March 31, 2008: $587,520,820

EPOCH Global Equity Shareholder Yield Fund total returns

Class 1: 1Q ’08, –9.02% Best quarter: 4Q ’06, 10.09% Worst quarter: 4Q ’07, –1.60%

2006	2007
25.54%	8.28%

		Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns	1 Year	Inception*

for periods ended 3-31-08

Class I (12-27-05)	–4.72%	9.69%

S&P/Citigroup BMI World Index	–3.21%	8.31%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund yield as of March 31, 2008

Dividend Yield: 5.26% SEC Formula Yield: 3.98% S&P/Citigroup BMI World Index: 2.64%

Net assets of Global Equity Shareholder Yield Composite as of March 31, 2008:
$1,293,312,511

Global Equity Shareholder total returns

Composite: 1Q ’08, –9.25% Best Quarter: 4Q ’06, 9.85% Worst Quarter 1Q ’ 08, –9.25

2006	2007
25.60%	8.69%

		Since
Global Equity Shareholder Yield Composite average annual total returns	1 Year	Inception*

for periods ended 3-31-08

Composite (12-31-05)	–4.87%	9.98%

S&P/Citigroup BMI World Index	–3.21%	8.51%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

S&P/Citgroup BMI World index: The BMI World Index is a subset of the BMI Global Index which is an unmanaged index that reflects stock markets of over 30 countries and over 9000 securities with values expresees in U.S. dollars. The BMI World Index represents the developed markets portion of the broader index.

Global Shareholder Yield Fund – Appendix

19

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    320IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Global Shareholder Yield Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Global Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Global Shareholder Yield Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

8	Who’s who

10	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

11	Who can buy shares

11	Class cost structure

11	Opening an account

12	Information for plan participants

13	Transaction policies

15	Dividends and account policies

15	Additional investor services

16	Appendix

For more information See back cover

 Fund summary

John Hancock
Global Shareholder Yield Fund

Day-to-day investment management: Epoch Investment Partners, Inc.

Class / Ticker      R1 / JGYRX

Goal and strategy

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend paying companies located throughout the world. A significant portion of its assets will be invested outside of the U.S. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company’s shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high “shareholder yield.” Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index (“BMI Global Index”). In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser’s perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when it sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company’s shares fully reflect the opportunities once thought unrecognized in share price.

The fund may invest up to 20% of its net assets in debt securities, including junk bonds, and in high yielding fixed-income securities rated below investment grade. The fund may also invest up to 15% of its net assets in illiquid investments.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be

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to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.95

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.15

Other expenses	14.63

Total fund operating expenses	16.23

Contractual expense reimbursement (at least until 6-30-09)[2]	–14.48

Net fund operating expenses[3]	1.75

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	178

3 Years	3,164

5 Years	5,516

10 Years	9,441

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.60% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

3	Net operating expenses have been restated from fiscal year amounts to reflect current fees and expenses.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

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Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency

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hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market

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and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$500 million	Over
	$500 million	and $1 billion	$1 billion

Net assets of the fund	0.950%	0.925%	0.900%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Global Shareholder Yield Fund: 0.95%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Epoch Investment Partners, Inc. (Epoch)
640 Fifth Avenue, 18th Floor
New York, NY 10019

Epoch is located at 640 Fifth Avenue, 18th Floor, New York, NY 10019, serves as subadviser to the fund. Epoch is a private company, founded in 2004 to Epoch Investment Partners, Inc., is a subsidiary of Epoch Holding Corporation, a public company, founded in 2004. As of March 31, 2008, Epoch managed on a worldwide basis more than $6.20 billion.

William W. Priest

•	Portfolio manager of the fund since inception

•	Founder, chief investment officer, chief executive officer and portfolio manager (since 2004), Epoch Investment Partners, Inc., co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	43 years of investment experience

Eric L. Sappenfield

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and senior analyst (since 2006), Epoch Investment Partners, Inc., research analyst, Spear Leads & Kellog (2004-2006), senior analyst, Steinberg, Priest & Sloan Capital Management, LLC focusing upon high yield bonds and equities of leveraged companies, research analyst (2002-2004)

•	22 years of investment experience

Michael A. Welhoelter

•	Portfolio manager of the fund since inception

•	Managing director, portfolio manager and quantitative research analyst (since 2005), Epoch Investment Partners, Inc., director and portfolio manager, Columbia Management Group, Inc. (2001-2005)

•	22 years of investment experience

David N. Pearl

•	Portfolio manager of the fund since inception

•	Founder, Executive Vice President and portfolio manager (since 2004), Epoch Investment Partners, Inc., managing director and portfolio manager, Steinberg, Priest & Sloan Capital Management, LLC (2001-2004)

•	25 years of investment experience

The SAI provides additional information about each manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.35

Net realized and unrealized gain (loss) on investments	(0.52)

Total from investment operations	(0.17)

Less distributions

From net investment income	(0.28)

From net realized gain	(0.03)

(0.31)

Net asset value, end of period	$9.52

Total return[3,4] (%)	(2.01)

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]

Ratios (as a percentage of average net assets):

Expenses before reductions	16.23

Expenses net of fee waivers, if any	1.64

Expenses net of all fee waivers and credits	1.64

Net investment income	3.37

Portfolio turnover (%)	24

1	Class R1 shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

5	Less than $500,000.

Global Shareholder Yield Fund – Fund details

10

 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

Global Shareholder Yield Fund – Your account

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

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Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least quarterly. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Global Shareholder Yield Fund – Your account

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Appendix

Related Performance Information
Historical Performance of the EPOCH Global Equity Shareholder Yield Fund & Global Equity
Shareholder Yield Composite

The Global Shareholder Yield fund (the “fund”) commenced operations on March 1, 2007, and as such performance information for this fund is not presented in the prospectus. The fund is subadvised by the same investment adviser, EPOCH Investment Partners, Inc. (“EPOCH”), as the EPOCH Global Equity Shareholder Yield Fund (the “EPOCH fund”), a series of The World Funds, Inc., and has the same portfolio manager(s) and is managed in a substantially similar investment style and strategy as the EPOCH fund and the Global Equity Shareholder Yield Composite (the “Composite”). Both the Fund and EPOCH fund invest at least 80% of their net assets in equity securities of dividend paying companies located throughout the world. The funds generally invest in companies with a market capitalization of $250 million or greater. The Composite is comprised of one registered investment company, the EPOCH fund, and one separate account, both of which have substantially the same investment objective, policies and restrictions as the fund. Due to EPOCH’s cash flow policies, the performance presented in the Composite includes the separate account’s performance only for the months of August and December of 2006 in addition to the performance of the EPOCH fund for the calendar years ended December 31. The performance presented in the Composite has been generated on a performance asset weighted basis and includes the reinvestment of dividends and interest.

This Appendix presents historical performance information for the Class I shares of the EPOCH fund and the Composite as a whole. Because of the similarities among the fund, EPOCH fund and the Composite, this information may help provide an indication of the Fund’s risks by showing how a similar fund and Composite have performed historically. The performance of the EPOCH fund and the Composite, however, is not the performance of the fund, and you should not assume that the fund will have the same performance as the EPOCH fund and/or Composite. The performance of the fund may be greater or less than the performance of the EPOCH fund and/or Composite due to, among other things, the number of the holdings in and composition of the portfolio in the fund, as well as the asset size and cash flow differences among the fund, EPOCH fund and Composite.

Performance information — bar charts and tables — are presented on the following page for the EPOCH fund and Composite that correspond to the fund. The bar charts show how the EPOCH fund and Composite’s total return has varied over the last two years and the tables show performance (as compared with a broad-based market index for reference). The past performance of the EPOCH fund and the Composite has been calculated net of expenses. All figures assume dividend reinvestment. The EPOCH fund and Composite performance shown in the bar chart and table would also be lower if the adviser had not reimbursed certain expenses of the fund during the period shown. The performance shown is for a two year period, during which global markets have been generally improving. A two year time period does not constitute a market cycle and should not be relied upon as such or be considered indicative of the fund’s or representative of EPOCH fund or the Composite’s performance record.

The past performance of the EPOCH fund and Composite is no guarantee of future results in managing the fund. The information in this Appendix does not represent the performance of the fund or any predecessor to it.

The other expenses of the Class R1 shares of the fund, including its Rule 12b-1 fee, are lower than the expenses of the Class I shares of the EPOCH Fund. The performance shown in the bar chart and table for the Class I shares of the EPOCH Fund could be higher if adjusted to reflect the lower estimated expenses of the Class R1 shares of the fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Global Shareholder Yield Fund – Appendix

16

EPOCH: Global Equity Shareholder Yield Fund & Global Equity Shareholder Yield Composite

Corresponding to Global Shareholder Yield Fund

Net assets of EPOCH Global Equity Shareholder Yield Fund as of March 31, 2008: $587,520,820

EPOCH Global Equity Shareholder Yield Fund total returns

Class I: 1Q ’08, –9.02% Best quarter: 4Q ’06, 10.09% Worst quarter: 4Q ’07, –1.60%

2006	2007
25.54	8.28

		Since
EPOCH Global Equity Shareholder Yield Fund average annual total returns	1 Year	Inception*

for periods ended 3-31-08

Class I (12-27-05)	–4.72%	9.69%

S&P/Citigroup BMI World Index	–3.21%	8.31%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund yield as of March 31, 2008

Dividend Yield: 5.26% SEC Formula Yield: 3.98% S&P/Citigroup BMI World Index: 2.64%

Net assets of EPOCH Global Equity Shareholder Yield Composite as of
March 31, 2008: $1,293,312,511

Global Equity Shareholder Yield Composite total returns

Composite: 1Q ’08, –9.25% Best quarter: 4Q ’06, 9.85% Worst quarter: 4Q ’07, –1.46%

2006	2007
25.54	8.28

Global Equity Shareholder Yield Composite average annual		Since
total returns	1 Year	Inception*

for periods ended 3-31-08

Composite (12-31-05)	–4.87%	9.98%

S&P/Citigroup BMI World Index	–3.21%	8.51%

*	Annualized.

EPOCH Global Equity Shareholder Yield Fund was subject to an expense reimbursement during the period shown. The performance shown in the bar chart and table would be lower if the adviser to the fund had not reimbursed certain expenses of the fund during the period shown.

S&P/Citigroup BMI World Index: The BMI World Index is a sunset of the BMI Global Index which is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. The BMI World Index represents the developed markets portion of the broader index.

Global Shareholder Yield Fund – Appendix

17

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    320RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GOOGX      B / GORBX      C / GORCX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Growth Index, or have size and growth characteristics similar to companies included in the Index. As of May 31, 2008 the market cap range of the Russell 1000 Growth Index was $111 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

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2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 4.55 Worst quarter: Q4 ’07, –1.39 Year-to-date as of 3-31-08: –11.68

2007
4.78

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class A before tax	–0.44	5.94

After tax on distributions	–2.10	4.56

After tax on distributions, with sale	–0.13	4.32

Class B before tax	–0.83	6.26

Class C before tax	3.06	8.72

Russell 1000 Growth Index	11.81	15.19

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.80	0.80	0.80

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.75	2.94	1.66

Total fund operating expenses	1.85	4.74	3.46

Contractual expense reimbursement (at least until 6-30-09)[3]	–0.45	–2.64	–1.36

Net fund operating expenses	1.40	2.10	2.10

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	635	713		213		313	213

3 Years	1,011	1,491		1,191		936	936

5 Years	1,411	2,374		2,174		1,682	1,682

10 Years	2,526	4,059	[4]	4,059	[4]	3,648	3,648

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.40% for Class A, 2.10% for Class B, and 2.10% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

4	Reflects conversion of Class B shares to Class A shares after eight years.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Fund – Fund details

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its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$20.00	$21.65

Net investment income (loss)[2]	—[3]	0.01

Net realized and unrealized gain (loss) on investments	1.91	(1.25)

Total from investment operations	1.91	(1.24)

Less distributions

From net investment income	(0.04)	—

From net realized gain	(0.22)	(1.18)

	(0.26)	(1.18)

Net asset value, end of period	$21.65	$19.23

Total return[4,5] (%)	9.57[6]	(6.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$21	$22

Ratios (as a percentage of average net assets):

Expenses before reductions	2.00[7]	1.85

Expenses net of fee waivers, if any	1.39[7]	1.40

Expenses net of all fee waivers and credits	1.39[7]	1.40

Net investment income (loss)	0.01[7]	0.04

Portfolio turnover (%)	93[6]	95

1	Class A shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

Growth Fund – Fund details

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$21.59

Net investment income (loss)[2]	(0.11)		(0.15)

Net realized and unrealized gain (loss) on investments	1.92		(1.24)

Total from investment operations	1.81		(1.39)

Less distributions

From net realized gain	(0.22)		(1.18)

Net asset value, end of period	$21.59		$19.02

Total return[3,4] (%)	9.05	[5]	(7.01)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]		$1

Ratios (as a percentage of average net assets):

Expenses before reductions	11.94	[7]	4.74

Expenses net of fee waivers, if any	2.09	[7]	2.10

Expenses net of all fee waivers and credits	2.09	[7]	2.10

Net investment income (loss)	(0.68)[7]		(0.68)

Portfolio turnover (%)	93	[5]	95

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$21.59

Net investment income (loss)[2]	(0.10)		(0.15)

Net realized and unrealized gain (loss) on investments	1.91		(1.24)

Total from investment operations	1.81		(1.39)

Less distributions

From net realized gain	(0.22)		(1.18)

Net asset value, end of period	$21.59		$19.02

Total return[3,4] (%)	9.05[5]		(7.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2

Ratios (as a percentage of average net assets):

Expenses before reductions	7.70	[6]	3.46

Expenses net of fee waivers, if any	2.10	[6]	2.10

Expenses net of all fee waivers and credits	2.10	[6]	2.10

Net investment income (loss)	(0.66)[6]		(0.68)

Portfolio turnover (%)	93	[5]	95

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

Growth Fund – Your account

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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19

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Growth Fund – Your account

20

Appendix to Prospectus of John Hancock Growth Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Fund – Appendix

21

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

Net assets of GMO U.S. Growth Fund as of March 31, 2008: $127,839,395

GMO U.S. Growth Fund Class III calendar year total returns

Best quarter: Q4 ’98, 27.46% Worst quarter: Q1 ’01, –21.46%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
37.30	39.04	–12.21	–20.60	–22.58	28.58	5.09	4.37	2.38	5.86

GMO U.S. Growth Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–6.63	0.50	6.58	1.94

Russell 1000 Growth Index	–0.75	6.33	9.96	1.28

Russell 1000 Growth Index — measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 1 star out of 1,442, 1 star out of 1,207 and 3 stars out of 564 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

Growth Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    860PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GORIX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Growth Index, or have size and growth characteristics similar to companies included in the Index. As of May 31, 2008 the market cap range of the Russell 1000 Growth Index was $111 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 4.72 Worst quarter: Q4 ’07, –1.30 Year-to-date as of 3-31-08: –11.60

2007
5.23

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class I before tax	5.23	10.10

After tax on distributions	3.49	8.62

After tax on distributions, with sale	3.57	7.82

Russell 1000 Growth Index	11.81	15.19

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.80

Other expenses	8.92

Total fund operating expenses	9.72

Contractual expense reimbursement (at least until 6-30-09)[1]	–8.72

Net fund operating expenses	1.00

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	102

3 Years	2,029

5 Years	3,779

10 Years	7,480

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.00% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Fund – Fund details

4

its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Growth Fund – Fund details

5

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Growth Fund – Fund details

6

Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$21.73

Net investment income (loss)[2]	0.06		0.09

Net realized and unrealized gain (loss) on investments	1.97		(1.26)

Total from investment operations	2.03		(1.17)

Less distributions

From net investment income	(0.08)		—

From net realized gain	(0.22)		(1.18)

	(0.30)		(1.18)

Net asset value, end of period	$21.73		$19.38

Total return[3,4] (%)	10.18	[5]	(5.94)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	1.90	[7]	9.72

Expenses net of fee waivers, if any	1.00	[7]	1.00

Expenses net of all fee waivers and credits	1.00	[7]	1.00

Net investment income (loss)	0.43	[7]	0.40

Portfolio turnover (%)	93	[5]	95

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

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redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Growth Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Fund – Appendix

15

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

Net assets of GMO U.S. Growth Fund as of March 31, 2008: $127,839,395

GMO U.S. Growth Fund Class III calendar year total returns

Best quarter: Q4 ’98, 27.46% Worst quarter: Q1 ’01, –21.46%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
37.30	39.04	–12.21	–20.60	–22.58	28.58	5.09	4.37	2.38	5.86

GMO U.S. Growth Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–6.63	0.50	6.58	1.94

Russell 1000 Growth Index	–0.75	6.33	9.96	1.28

Russell 1000 Growth Index — measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 1 star out of 1,442, 1 star out of 1,207 and 3 stars out of 564 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Growth Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    86IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GORRX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies that, at the time of investment, are included in the Russell 1000 Growth Index, or have size and growth characteristics similar to companies included in the Index. As of May 31, 2008 the market cap range of the Russell 1000 Growth Index was $111 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 4.47 Worst quarter: Q4 ’07, –1.31 Year-to-date as of 3-31-08: –11.67

2007
4.65

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class R1 before tax	4.65	9.22

After tax on distributions	2.91	7.80

After tax on distributions, with sale	3.19	7.11

Russell 1000 Growth Index	11.81	15.19

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.80

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	14.55

Total fund operating expenses	15.85

Contractual expense reimbursement (at least until 6-30-09)[2]	–14.35

Net fund operating expenses	1.50

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	153

3 Years	3,087

5 Years	5,420

10 Years	9,366

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.50% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Fund – Fund details

4

its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Growth Fund – Fund details

5

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Growth Fund – Fund details

6

Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$21.60

Net investment income (loss)[2]	(0.05)		(0.01)

Net realized and unrealized gain (loss) on investments	1.90		(1.25)

Total from investment operations	1.85		(1.26)

Less distributions

From net investment income	(0.03)		—

From net realized gain	(0.22)		(1.18)

	(0.25)		(1.18)

Net asset value, end of period	$21.60		$19.16

Total return[3,4] (%)	9.27	[5]	(6.39)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]		—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	21.55	[7]	15.85

Expenses net of fee waivers, if any	1.74	[7]	1.50

Expenses net of all fee waivers and credits	1.74	[7]	1.50

Net investment income (loss)	(0.34)[7]		(0.06)

Portfolio turnover (%)	93	[5]	95

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

Growth Fund – Fund details

7

 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

Growth Fund – Your account

9

activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Growth Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Fund – Appendix

12

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

Net assets of GMO U.S. Growth Fund as of March 31, 2008: $127,839,395

GMO U.S. Growth Fund Class III calendar year total returns

Best quarter: Q4 ’98, 27.46% Worst quarter: Q1 ’01, –21.46%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
37.30	39.04	–12.21	–20.60	–22.58	28.58	5.09	4.37	2.38	5.86

GMO U.S. Growth Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–6.63	0.50	6.58	1.94

Russell 1000 Growth Index	–0.75	6.33	9.96	1.28

Russell 1000 Growth Index — measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 1 star out of 1,442, 1 star out of 1,207 and 3 stars out of 564 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Growth Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    86RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Opportunities Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GMSGX      B / GOSBX      C / GMPCX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of May 31, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 4.29 Worst quarter: Q4 ’07, –4.18 Year-to-date as of 3-31-08: –12.87

2006	2007
8.84	–0.74

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		9-16-05	6-12-06

Class A before tax	–5.69	2.46	—

After tax on distributions	–5.69	2.32	—

After tax on distributions, with sale	–3.69	2.03	—

Class B before tax	–6.31	—	1.19

Class C before tax	–2.32	—	3.75

Russell 2500 Growth Index	9.69	10.82	12.71

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with greater-than-average growth orientation.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.80	0.80	0.80

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses[3]	0.71	0.81	1.34

Total fund operating expenses[3]	1.81	2.61	3.14

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.27	–0.37	–0.90

Net fund operating expenses	1.54	2.24	2.24

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	649	727		227		327	227

3 Years	1,016	1,076		776		884	884

5 Years	1,407	1,552		1,352		1,567	1,567

10 Years	2,499	2,722	[5]	2,722	[5]	3,386	3,386

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.54% for Class A, 2.24% for Class B, and 2.24% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Reflects conversion of Class B shares to Class A shares after eight years.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Opportunities Fund – Fund details

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its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

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The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-06[1]		2-28-07[2]	2-29-08

Net asset value, beginning of period	$21.31		$23.29	$24.34

Net investment income (loss)[3]	0.04		(0.07)[4]	(0.15)

Net realized and unrealized gain (loss) on investments	1.94		1.36	(3.43)

Total from investment operations	1.98		1.29	(3.58)

Less distributions

From net realized gain	—		(0.24)	— [5]

Net asset value, end of period	$23.29		$24.34	$20.76

Total return[6] (%)	9.29	[7]	5.57 [8,9]	(14.69)[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$5	$72

Ratios (as a percentage of average net assets):

Expenses before reductions	5.45	[10]	5.59	1.81

Expenses net of fee waivers, if any	0.48	[10]	1.32	1.55

Expenses net of all fee waivers and credits	0.48	[10]	1.32	1.54

Net investment income (loss)	0.41	[10]	(0.34)[4]	(0.64)

Portfolio turnover (%)	43	[7]	96	262 [11]

1	Class A shares began operations on September 16, 2005.

2	Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3	Based on the average of the shares outstanding.

4	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.14% of average net assets.

5	Less than $0.01 per share.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Assumes dividend reinvestment.

9	Class A returns linked back to the Predecessor Fund.

10	Annualized.

11	Excludes merger activity.

Growth Opportunities Fund – Fund details

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Financial highlights, continued

CLASS B SHARES

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$22.17		$24.23

Net investment income (loss)[2]	(0.20)[3]		(0.31)

Net realized and unrealized gain(loss) on investments	2.50		(3.40)

Total from investment operations	2.30		(3.71)

Less distributions

From net realized gain	(0.24)		— [4]

Net asset value, end of period	$24.23		$20.52

Total return[5,6] (%)	10.40	[7]	(15.29)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[8]	$13

Ratios (as a percentage of average net assets):

Expenses before reductions	14.62	[9]	2.61

Expenses net of fee waivers, if any	2.22	[9]	2.25

Expenses net of all fee waivers and credits	2.22	[9]	2.24

Net investment income (loss)	(1.21)[3,9]		(1.34)

Portfolio turnover (%)	96	[7]	262 [10]

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

4	Less than $0.01 per share.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Assumes dividend reinvestment.

7	Not annualized.

8	Less than $500,000.

9	Annualized.

10	Excludes merger activity.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$22.17		$24.23

Net investment income (loss)[2]	(0.19)[3]		(0.32)

Net realized and unrealized gain (loss) on investments	2.49		(3.38)

Total from investment operations	2.30		(3.70)

Less distributions

From net realized gain	(0.24)		— [4]

Net asset value, end of period	$24.23		$20.53

Total return[5,6] (%)	10.40	[7]	(15.25)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$3

Ratios (as a percentage of average net assets):

Expenses before reductions	10.43	[8]	3.14

Expenses net of fee waivers, if any	2.22	[8]	2.25

Expenses net of all fee waivers and credits	2.22	[8]	2.24

Net investment income (loss)	(1.15)[3,8]		(1.35)

Portfolio turnover (%)	96	[7]	262 [9]

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

4	Less than $0.01 per share.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Assumes dividend reinvestment.

7	Not annualized.

8	Annualized.

9	Excludes merger activity.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

Growth Opportunities Fund – Your account

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Growth Opportunities Fund – Your account

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Growth Opportunities Fund – Your account

20

Appendix to Prospectus of John Hancock Growth Opportunities Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Opportunities Fund – Appendix

21

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008: $8,096,437

GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns

Best quarter: Q4 ’99, 26.98% Worst quarter: Q3 ’01, –24.62%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.79	30.38	–10.36	–13.27	–17.62	47.09	14.41	10.44	7.14	2.87

GMO U.S. Small/Mid Cap Growth Fund
average annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–13.58	2.22	12.73	3.46

Russell 2500 Growth Index	–6.25	7.37	15.45	4.27

Russell 2500 Growth Index — measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 1 star out of 827, 3 stars out of 694 and 2 stars out of 305 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

Growth Opportunities Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    840PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Opportunities Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GOSIX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of May 31, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 4.40 Worst quarter: Q4 ’07, –4.12 Year-to-date as of 3-31-08: –12.78

2007
–0.27

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class I before tax	–0.27	4.86

After tax on distributions	–0.28	4.65

After tax on distributions, with sale	–0.17	4.03

Russell 2500 Growth Index	9.69	12.71

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with greater-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.80

Other expenses	11.37

Total fund operating expenses	12.17

Contractual expense reimbursement (at least until 6-30-09)[1]	–11.03

Net fund operating expenses[2]	1.14

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	116

3 Years	2,466

5 Years	4,491

10 Years	8,412

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.14% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

2	Net operating expenses have been restated from fiscal year amounts to reflect current fees and expenses.

Growth Opportunities Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Opportunities Fund – Fund details

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its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

Growth Opportunities Fund – Fund details

5

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Growth Opportunities Fund – Fund details

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Financial highlights

The table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$22.17		$24.41

Net investment income (loss)[2]	(0.02)[3]		(0.07)

Net realized and unrealized gain (loss) on investments	2.50		(3.44)

Total from investment operations	2.48		(3.51)

Less distributions

From net realized gain	(0.24)		— [4]

Net asset value, end of period	$24.41		$20.90

Total return[5,6] (%)	11.22	[7]	(14.36)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[8]	— [8]

Ratios (as a percentage of average net assets):

Expenses before reductions	16.26	[9]	12.17

Expenses net of fee waivers, if any	1.13	[9]	1.04

Expenses net of all fee waivers and credits	1.13	[9]	1.04

Net investment income (loss)	(0.10)[3,9]		(0.30)

Portfolio turnover (%)	96	[7]	262 [10]

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.11% of average net assets.

4	Less than $0.01 per share.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Assumes dividend reinvestment.

7	Not annualized.

8	Less than $500,000.

9	Annualized.

10	Excludes merger activity.

Growth Opportunities Fund – Fund details

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Growth Opportunities Fund – Your account

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

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redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Growth Opportunities Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Opportunities Fund – Appendix

15

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008: $8,096,437

GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns

Best quarter: Q4 ’99, 26.98% Worst quarter: Q3 ’01, –24.62%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.79	30.38	–10.36	–13.27	–17.62	47.09	14.41	10.44	7.14	2.87

GMO U.S. Small/Mid Cap Growth Fund
average annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–13.58	2.22	12.73	3.46

Russell 2500 Growth Index	–6.25	7.37	15.45	4.27

Russell 2500 Growth Index — measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 1 star out of 827, 3 stars out of 694 and 2 stars out of 305 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Growth Opportunities Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    84IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Growth Opportunities Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Growth Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
Growth Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOSRX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its net assets in small- and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index (“small- and mid-cap companies”). As of May 31, 2008, the market capitalizations of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small- and mid-cap company stocks it believes have growth characteristics, and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Growth Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 4.18 Worst quarter: Q4 ’07, –4.08 Year-to-date as of 3-31-08: –12.91

2007
–0.87

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class R1 before tax	–0.87	4.17

After tax on distributions	–0.87	3.97

After tax on distributions, with sale	–0.56	3.45

Russell 2500 Growth Index	9.69	12.71

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with greater-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.80

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	14.53

Total fund operating expenses	15.83

Contractual expense reimbursement (at least until 6-30-09)[2]	–14.19

Net fund operating expenses	1.64

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	167

3 Years	3,094

5 Years	5,422

10 Years	9,363

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.64% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Growth Opportunities Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet

Growth Opportunities Fund – Fund details

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its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Growth Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Growth Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

Growth Opportunities Fund – Fund details

5

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Growth Opportunities Fund – Fund details

6

Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$22.17		$24.27

Net investment income (loss)[2]	(0.14)[3]		(0.19)

Net realized and unrealized gain (loss) on investments	2.48		(3.40)

Total from investment operations	2.34		(3.59)

Less distributions

From net realized gain	(0.24)		—[4]

Net asset value, end of period	$24.27		$20.68

Total return[5,6] (%)	10.58	[7]	(14.77)

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]		—[8]

Ratios (as a percentage of average net assets):

Expenses before reductions	24.20	[9]	15.83

Expenses net of fee waivers, if any	1.88	[9]	1.64

Expenses net of all fee waivers and credits	1.88	[9]	1.64

Net investment income (loss)	(0.86)[3,9]		(0.78)

Portfolio turnover (%)	96	[7]	262 [10]

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.11% of average net assets.

4	Less than $0.01 per share.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Assumes dividend reinvestment.

7	Not annualized.

8	Less than $500,000.

9	Annualized.

10	Excludes merger activity.

Growth Opportunities Fund – Fund details

7

 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

Growth Opportunities Fund – Your account

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activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Growth Opportunities Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Growth Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the funds, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Growth Opportunities Fund – Appendix

12

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008: $8,096,437

GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns

Best quarter: Q4 ’99, 26.98% Worst quarter: Q3 ’01, –24.62%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.79	30.38	–10.36	–13.27	–17.62	47.09	14.41	10.44	7.14	2.87

GMO U.S. Small/Mid Cap Growth Fund
average annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–13.58	2.22	12.73	3.46

Russell 2500 Growth Index	–6.25	7.37	15.45	4.27

Russell 2500 Growth Index — measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 1 star out of 827, 3 stars out of 694 and 2 stars out of 305 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Growth Opportunities Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    84RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Allocation Portfolio

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Allocation Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

6	Other permitted investments

6	Risks of investing in the fund of funds

7	Risks of investing in the underlying funds

10	Who’s who

12	Financial highlights

15	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

16	Choosing a share class

17	How sales charges are calculated

17	Sales charge reductions and waivers

18	Opening an account

20	Buying shares

21	Selling shares

23	Transaction policies

24	Dividends and account policies

25	Additional investor services

For more information See back cover

 Fund summary

John Hancock
International Allocation Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker      A / JAIAX      B / JAIBX      C / JAICX

Goal and strategy

The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.

To pursue this goal, the fund invests in a number of the other funds of the John Hancock funds complex.

The fund may also invest in the securities of other nonaffiliated funds, including exchange traded funds (ETFs), and in other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Examples of the equity securities in which the underlying funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the underlying funds may invest include short-, intermediate- and long-term investment grade and below investment-grade bonds and notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The underlying funds may also invest derivatives instruments (such as options, futures and swaps).

The fund may invest in various underlying funds that, as a group, hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In investing in shares of the funds, the fund purchases only NAV shares (which are not subject to 12b-1 fees).

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 6.

Risks of investing in the fund of funds

Commodity risk Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the

International Allocation Portfolio – Fund summary

2

bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 6.22 Worst quarter: Q4 ’07, –2.13 Year-to-date as of 3-31-08: –9.16

2007
9.60

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		12-29-06

Class A before tax	4.09	4.16

After tax on distributions	2.10	2.17

After tax on distributions, with sale	2.62	2.38

Class B before tax	3.61	4.68

Class C before tax	7.71	8.75

MSCI EAFE Gross Index	11.62	11.62	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Gross Index is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside North America, in Europe, Australia and the Far East.

1	Index as of closest month end to fund inception date.

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Investor costs

Shareholder transaction expenses (%)[2]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[3]	5.00	1.00

Annual operating expenses (%)[4]	Class A		Class B		Class C

Management fee[5]	0.13		0.13		0.13

Distribution and service (12b-1) fees	0.30		1.00		1.00

Other expenses	0.68		2.89	[6]	1.18

Acquired fund fees and expenses[7]	1.04		1.04		1.04

Total fund operating expenses	2.15	[8]	5.06	[6,8]	3.35	[8]

Contractual expense reimbursement (at least until 6-30-09)[9]	–0.48		–2.69		–0.98

Net fund operating expenses	1.67	[10]	2.37		2.37

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	661	740		240		340	240

3 Years	1,096	1,578		1,278		939	939

5 Years	1,555	2,515		2,315		1,661	1,661

10 Years	2,823	4,320	[11]	4,320	[11]	3,574	3,574

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	The expense data has been restated from fiscal year amount to reflect current fees and expenses.

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details -- Management fee” for further information.

6	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

7	Acquired fund fees and expenses are estimated, not actual amounts based on the fund’s current fiscal year end.

8	The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net asses shown in the Financial Highlights section, which does not include Acquired fund fees and expenses.

9	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has agreed to contractually limit Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage to 0.50% for Class A, 1.20% for Class B, and 1.20% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

10	Net operating expenses have been restated from fiscal year amounts to reflect current fees and expenses.

11	Reflects conversion of Class B shares to Class A shares after eight years.

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 Fund details

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser.

•	Purchase domestic and foreign equity and fixed-income securities.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging, derivatives and other strategic transactions risk” in the prospectus.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

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Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk

Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or

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extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default

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(including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

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Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II); and (b) a fee on assets invested in investments other than a fund of JHF III or JHF II (other assets).

The fee on assets invested in a fund of JHF III or JHF II is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF III and JHF II

	First	Excess Over
	$500 million	$500 million

Net assets of the fund	0.05%	0.04%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on other assets

	First	Excess Over
	$500 million	$500 million

Net assets of the fund	0.50%	0.49%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Allocation Portfolio: 0.13%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

MFC Global (U.S.A.) is the subadviser to the fund and formulates a continuous investment program for the fund consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the fund.

Steve Orlich

•	Portfolio manager of the fund since inception

•	Vice President and Senior Portfolio Manager , joined MFC Global (U.S.A.) in 1998

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolios.

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$10.00	$9.96

Net investment income (loss)[2,3]	(0.01)	0.13

Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)

Total from investment operations	(0.04)	0.10

Less distributions

From net investment income	—	(0.13)

From net realized gain	—	(0.45)

	—	(0.58)

Net asset value, end of period	$9.96	$9.48

Total return[4,5] (%)	(0.40)[6]	0.70

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$30

Ratios (as a percentage of average net assets):

Expenses before reductions	8.53 [7]	1.11 [8]

Expenses net of fee waivers, if any	0.60 [7]	0.58 [8]

Expenses net of all fee waivers and credits	0.60 [7]	0.58 [8]

Net investment income (loss)[3]	(0.60)[7]	1.21

Portfolio turnover (%)	3 [6]	23

1	Class A shares began operations on December 29, 2006.

2	Based on the average of the shares outstanding.

3	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

8	Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$10.00	$9.95

Net investment income (loss)[2,3]	(0.02)	0.07

Net realized and unrealized gain (loss) on investments	(0.03)	(0.06)

Total from investment operations	(0.05)	0.01

Less distributions

From net investment income	—	(0.05)

From net realized gain	—	(0.45)

	—	(0.50)

Net asset value, end of period	$9.95	$9.46

Total return[4,5] (%)	(0.50)[6]	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	$2

Ratios (as a percentage of average net assets):

Expenses before reductions	28.58 [8]	4.02 [9]

Expenses net of fee waivers, if any	1.26 [8]	1.34 [9]

Expenses net of all fee waivers and credits	1.26 [8]	1.33 [9]

Net investment income (loss)[3]	(1.26)[8]	0.70

Portfolio turnover (%)	3[6]	23

1	Class B shares began operations on December 29, 2006.

2	Based on the average of the shares outstanding.

3	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,000.

8	Annualized.

9	Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$10.00	$9.95

Net investment income (loss)[2,3]	(0.02)	0.08

Net realized and unrealized gain (loss) on investments	(0.03)	(0.07)

Total from investment operations	(0.05)	0.01

Less distributions

From net investment income	—	(0.05)

From net realized gain	—	(0.45)

	—	(0.50)

Net asset value, end of period	$9.95	$9.46

Total return[4,5] (%)	(0.50)[6]	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$8

Ratios (as a percentage of average net assets):

Expenses before reductions	18.62 [7]	2.31 [8]

Expenses net of fee waivers, if any	1.27 [7]	1.33 [8]

Expenses net of all fee waivers and credits	1.27 [7]	1.33 [8]

Net investment income (loss)[3]	(1.27)[7]	0.79

Portfolio turnover (%)	3[6]	23

1	Class C shares began operations on December 29, 2006.

2	Based on the average of the shares outstanding.

3	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

8	Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

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Underlying fund information

The fund invests primarily in underlying funds. Therefore, the fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of May 30, 2008, the fund allocated assets to the underlying funds stated below.

International Allocation

Underlying fund:	Subadviser:

Greater China Opportunities Fund	MFC Global Investment Management (U.S.A.), Limited
International Classic Value Fund	Pzena Investment Management, LLC
International Growth Fund	Grantham, Mayo Van Otterloo & Co LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, Inc.
International Small Company Fund	Dimensional Fund Advisors, Inc.
International Value Fund	Templeton Investment Counsel, Inc.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

The retirement plan types listed below that are not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (“Retirement Plans”) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain Retirement Plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions programs.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary

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provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

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However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

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•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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20

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

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In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

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Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    3180PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Allocation Portfolio

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Allocation Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

6	Other permitted investments

6	Risks of investing in the fund of funds

7	Risks of investing in the underlying funds

10	Who’s who

12	Financial highlights

13	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

14	Who can buy shares

14	Opening an account

15	Buying shares

16	Selling shares

18	Transaction policies

20	Dividends and account policies

20	Additional investor services

For more information See back cover

 Fund summary

John Hancock
International Allocation Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker      I / JAIIX

Goal and strategy

The fund seeks long-term growth of capital. The fund is designed to provide diversification of investments within the international asset class.

To pursue this goal, the fund invests in a number of the other funds of the John Hancock funds complex.

The fund may also invest in the securities of other nonaffiliated funds, including exchange traded funds (ETFs), and in other types of investments as described below.

Under normal market conditions, the fund allocates assets among underlying funds that invest principally in foreign equity securities of issuers of any capitalization and in foreign fixed-income securities of various types of issuers and credit qualities, including those below investment-grade. Examples of the equity securities in which the underlying funds may invest include common stocks, preferred stocks, convertible bonds, depository receipts and warrants of large-, medium- and small-cap foreign companies, including those located in emerging markets. Examples of the fixed-income securities in which the underlying funds may invest include short-, intermediate- and long-term investment grade and below investment-grade bonds and notes and other debt instruments offered by foreign corporate and government issuers, including those located in emerging markets. The underlying funds may also invest derivatives instruments (such as options, futures and swaps).

The fund may invest in various underlying funds that, as a group, hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In investing in shares of the funds, the fund purchases only NAV shares (which are not subject to 12b-1 fees).

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 6.

Risks of investing in the fund of funds

Commodity risk Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the

International Allocation Portfolio – Fund summary

2

bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 6.31 Worst quarter: Q4 ’07, –2.09 Year-to-date as of 3-31-08: –8.97

2007
9.94

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		12-29-06

Class I before tax	9.94	9.97

After tax on distributions	7.72	7.76

After tax on distributions, with sale	6.42	7.17

MSCI EAFE Gross Index	11.62	11.62	[1]

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Gross Index is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside North America, in Europe, Australia and the Far East.

1	Index as of closest month end to fund inception date.

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Investor costs

Annual operating expenses (%)[2]	Class I

Management fee[3]	0.13

Other expenses	7.04

Acquired fund fees and expenses[4]	1.04

Total fund operating expenses[5]	8.21

Contractual expense reimbursement (at least until 6-30-09)[6]	–6.99

Net fund operating expenses	1.22

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	124

3 Years	1,774

5 Years	3,320

10 Years	6,770

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	The expense data has been restated from fiscal year amount to reflect current fees and expenses.

3	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details -- Management fee” for further information.

4	Acquired fund fees and expenses are estimated, not actual amounts based on the fund’s current fiscal year end.

5	The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net asses shown in the Financial Highlights section, which does not include Acquired Fund fees and expenses.

6	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit 12b-1 fees, transfer agency fees, blue sky fees, printing and postage to 0.05% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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 Fund details

Other permitted investments

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser.

•	Purchase domestic and foreign equity and fixed-income securities.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging, derivatives and other strategic transactions risk” in the prospectus.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s SAI.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

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Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Investment company securities risk

The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Short sales risk

Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contracts, see Hedging, derivatives and other strategic transactions, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or

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extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default

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(including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

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Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II); and (b) a fee on assets invested in investments other than a fund of JHF III or JHF II (other assets).

The fee on assets invested in a fund of JHF III or JHF II is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on assets invested in a fund of JHF III and JHF II

	First	Excess Over
	$500 million	$500 million

Net assets of the fund	0.05%	0.04%

The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund, determined in accordance with the following schedule.

Advisory Fee on other assets

	First	Excess Over
	$500 million	$500 million

Net assets of the fund	0.50%	0.49%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Allocation Portfolio: 0.13%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

MFC Global (U.S.A.) is the subadviser to the fund and formulates a continuous investment program for the fund consistent with its investment goal and strategies. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC. The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the fund.

Steve Orlich

•	Portfolio manager of the fund since inception

•	Vice President and Senior Portfolio Manager , joined MFC Global (U.S.A.) in 1998

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolios.

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$10.00		$9.97

Net investment income (loss)[2,3]	—	[4]	0.16

Net realized and unrealized gain (loss) on investments	(0.03)		(0.03)

Total from investment operations	(0.03)		0.13

Less distributions

From net investment income	—		(0.16)

From net realized gain	—		(0.45)

	—		(0.61)

Net asset value, end of period	$9.97		$9.49

Total return[5,6] (%)	(0.30)[7]		1.02

Ratios and supplemental data

Net assets, end of period (in millions)	—	[8]	$1

Ratios (as a percentage of average net assets):

Expenses before reductions	25.01	[9]	7.17 [10]

Expenses net of fee waivers, if any	0.17	[9]	0.18 [10]

Expenses net of all fee waivers and credits	0.17	[9]	0.18 [10]

Net investment income (loss)[3]	(0.17)[9]		1.55

Portfolio turnover (%)	3	[7]	23

1	Class I shares began operations on December 29, 2006.

2	Based on the average of the shares outstanding.

3	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

4	Less than ($0.01) per share.

5	Total returns would have been lower had certain expenses not been reduced during the periods shown.

6	Assumes dividend reinvestment.

7	Not annualized.

8	Less than $500,000.

9	Annualized.

10	Ratios do not include expenses incurred from underlying funds whose annualized weighted average was 1.02%, based on the mix of underlying funds held by the Portfolio.

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Underlying fund information

The fund invests primarily in underlying funds. Therefore, the fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of May 30, 2008, the fund allocated assets to the underlying funds stated below.

International Allocation

Underlying fund:	Subadviser:

Greater China Opportunities Fund	MFC Global Investment Management (U.S.A.), Limited
International Classic Value Fund	Pzena Investment Management, LLC
International Growth Fund	Grantham, Mayo Van Otterloo & Co LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, Inc.
International Small Company Fund	Dimensional Fund Advisors, Inc.
International Value Fund	Templeton Investment Counsel, Inc.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

• Call your financial representative or Signature Services to request an exchange.

• You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests

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made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    318IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Core Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
International Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GIDEX      B / GOCBX      C / GOCCX

Goal and strategy

To seek high total return.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of May 31, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;

•	Countries — stock market valuation, GDP trends and positive market sentiment; and

•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Core Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q1 ’06, 10.37 Worst quarter: Q4 ’07, –3.19 Year-to-date as of 3-31-08: –9.23

2006	2007
25.33	10.97

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		9-16-05	6-9-06

Class A before tax	5.42	15.36	—

After tax on distributions	3.31	14.19	—

After tax on distributions, with sale	4.74	12.79	—

Class B before tax	5.11	—	16.58

Class C before tax	9.08	—	18.92

MSCI EAFE Net Index	11.17	18.72	20.09

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B		Class C

Management fee	0.89	0.89		0.89

Distribution and service (12b-1) fees	0.30	1.00		1.00

Other expenses	0.49	0.59	[3]	0.60

Total fund operating expenses	1.68	2.48	[3]	2.49

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.03	–0.08		–0.09

Net fund operating expenses	1.65	2.40		2.40

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	659	743		243		343	243

3 Years	1,000	1,065		765		767	767

5 Years	1,364	1,513		1,313		1,317	1,317

10 Years	2,385	2,613	[5]	2,613	[5]	2,819	2,819

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.70% for Class A, 2.40% for Class B, and 2.40% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Reflects conversion of Class B shares to Class A shares after eight years.

International Core Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed,

International Core Fund – Fund details

4

thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

International Core Fund – Fund details

5

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Core Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Core Fund: 0.89%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

International Core Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-06[1]		2-28-07[2]	2-29-08

Net asset value, beginning of period	$32.60		$36.26	$43.30

Net investment income (loss)[3]	0.19		0.63	0.35

Net realized and unrealized gain (loss) on investments	3.47		6.79	(0.35)

Total from investment operations	3.66		7.42	—

Less distributions

From net investment income	—		—	(0.45)

From net realized gain	—		(0.38)	(3.79)

	—		(0.38)	(4.24)

Net asset value, end of period	$36.26		$43.30	$39.06

Total return[4] (%)	11.23	[5,6]	20.48 [6,7]	(0.76)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$17		$12	$130

Ratios (as a percentage of average net assets):

Expenses before reductions	2.22	[8]	2.23	1.68

Expenses net of fee waivers, if any	0.55	[8]	1.40	1.65

Expenses net of all fee waivers and credits	0.55	[8]	1.40	1.65

Net investment income (loss)	1.23	[8]	1.58	0.78

Portfolio turnover (%)	22	[5]	37	50 [9]

1	Class A shares began operations on September 16, 2005.

2	Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

3	Based on the average of the shares outstanding.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Not annualized.

6	Assumes dividend reinvestment.

7	Class A returns linked back to the Predecessor Fund.

8	Annualized.

9	Excludes merger activity.

International Core Fund – Fund details

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$35.92		$43.08

Net investment income (loss)[2]	(0.25)		— [3]

Net realized and unrealized gain (loss) on investments	7.79		(0.33)

Total from investment operations	7.54		(0.33)

Less distributions

From net investment income	—		(0.16)

From net realized gain	(0.38)		(3.79)

	(0.38)		(3.95)

Net asset value, end of period	$43.08		$38.80

Total return[4,5] (%)	21.01	[6]	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$ 20

Ratios (as a percentage of average net assets):

Expenses before reductions	6.83	[7]	2.48

Expenses net of fee waivers, if any	2.39	[7]	2.41

Expenses net of all fee waivers and credits	2.39	[7]	2.40

Net investment income (loss)	(0.84)[7]		— [8]

Portfolio turnover (%)	37	[6]	50 [9]

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

8	Less than 0.01%.

9	Excludes merger activity.

International Core Fund – Fund details

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$35.92		$43.09

Net investment income (loss)[2]	(0.24)		0.13

Net realized and unrealized gain (loss) on investments	7.79		(0.46)

Total from investment operations	7.55		(0.33)

Less distributions

From net investment income	—		(0.16)

From net realized gain	(0.38)		(3.79)

	(0.38)		(3.95)

Net asset value, end of period	$43.09		$38.81

Total return[3,4] (%)	21.04	[5]	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$4		$15

Ratios (as a percentage of average net assets):

Expenses before reductions	3.72	[6]	2.49

Expenses net of fee waivers, if any	2.39	[6]	2.40

Expenses net of all fee waivers and credits	2.39	[6]	2.40

Net investment income (loss)	(0.79)[6]		0.28

Portfolio turnover (%)	37	[5]	50 [7]

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

7	Excludes merger activity.

International Core Fund – Fund details

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock International Core Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The International Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (a GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between each fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

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21

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

Net assets of GMO International Core Equity Fund as of March 31, 2008: $943,246,002

GMO International Core Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 18.96% Worst quarter: Q1 ’03, –6.19%

2003	2004	2005	2006	2007
37.67	22.39	14.55	24.78	11.01

GMO International Core Equity Fund average				Since
annual total returns (%)	1 Year	3 Years	5 Years	Inception

for periods ended 3-31-08

Class III	-2.06	13.70	21.34	15.37

MSCI EAFE Index	-2.70	13.32	21.40	13.15

*Fund inception date: 1-29-02.

MSCI EAFE Index (Europe, Australasia, and Far East) — a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 4 stars out of 208 and 3 stars out of 174 foreign large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

International Core Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    660PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Core Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
International Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GOCIX

Goal and strategy

To seek high total return.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of May 31, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;

•	Countries — stock market valuation, GDP trends and positive market sentiment; and

•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Core Fund – Fund summary

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Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 7.24 Worst quarter: Q4 ’07, –3.08 Year-to-date as of 3-31-08: –9.14

2007
11.36

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class I before tax	11.36	20.25

After tax on distributions	8.99	18.37

After tax on distributions, with sale	8.66	16.62

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.89

Other expenses	1.45

Total fund operating expenses	2.34

Contractual expense reimbursement (at least until 6-30-09)[1]	–1.16

Net fund operating expenses	1.18

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	120

3 Years	619

5 Years	1,145

10 Years	2,587

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.18% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Core Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed,

International Core Fund – Fund details

4

thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

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Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Core Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Core Fund: 0.89%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$35.92		$43.43

Net investment income (loss)[2]	0.16		0.55

Net realized and unrealized gain (loss) on investments	7.73		(0.35)

Total from investment operations	7.89		0.20

Less distributions

From net investment income	—		(0.64)

From net realized gain	(0.38)		(3.79)

	(0.38)		(4.43)

Net asset value, end of period	$43.43		$39.20

Total return[3,4] (%)	21.99	[5]	(0.33)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	$3

Ratios (as a percentage of average net assets):

Expenses before reductions	12.52	[7]	2.34

Expenses net of fee waivers, if any	1.20	[7]	1.18

Expenses net of all fee waivers and credits	1.20	[7]	1.18

Net investment income (loss)	0.56	[7]	1.24

Portfolio turnover (%)	37	[5]	50 [8]

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

8	Excludes merger activity.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

International Core Fund – Your account

12

redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock International Core Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The International Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (a GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between each fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

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15

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

Net assets of GMO International Core Equity Fund as of March 31, 2008: $943,246,002

GMO International Core Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 18.96% Worst quarter: Q1 ’03, –6.19%

2003	2004	2005	2006	2007
37.67	22.39	14.55	24.78	11.01

GMO International Core Equity Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–2.06	13.70	21.34	15.37

MSCI EAFE Index	–2.70	13.32	21.40	13.15

*Fund inception date: 1-29-02.

MSCI EAFE Index (Europe, Australasia, and Far East) — a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 4 stars out of 208 and 3 stars out of 174 foreign large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

International Core Fund – Appendix

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    66IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Core Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
International Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOCRX

Goal and strategy

To seek high total return.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The fund seeks to achieve its objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). As of May 31, 2008, the market capitalization of companies that issue stocks included in the MSCI EAFE Index ranged from $126 million to $207 billion.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

•	Stocks — valuation, firm quality, and improving fundamentals;

•	Countries — stock market valuation, GDP trends and positive market sentiment; and

•	Currencies — export and producer price parity, balance of payments and interest rate differentials.

The factors considered by the subadviser and the models it uses may change over time. In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

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Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 7.03 Worst quarter: Q4 ’07, –3.05 Year-to-date as of 3-31-08: –9.26

2007
10.78

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class R1 before tax	10.78	19.53

After tax on distributions	8.57	17.76

After tax on distributions, with sale	8.29	16.06

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.89

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	12.46

Total fund operating expenses	13.85

Contractual expense reimbursement (at least until 6-30-09)[2]	–12.15

Net fund operating expenses	1.70

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	173

3 Years	2,787

5 Years	4,958

10 Years	8,913

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.70% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed,

International Core Fund – Fund details

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thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

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Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Core Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Core Fund: 0.89%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$35.92		$43.19

Net investment income (loss)[2]	(0.03)		0.66

Net realized and unrealized gain (loss) on investments	7.68		(0.69)

Total from investment operations	7.65		(0.03)

Less distributions

From net investment income	—		(0.43)

From net realized gain	(0.38)		(3.79)

	(0.38)		(4.22)

Net asset value, end of period	$43.19		$38.94

Total return[3,4] (%)	21.32	[5]	(0.82)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	20.40	[7]	13.85

Expenses net of fee waivers, if any	1.94	[7]	1.70

Expenses net of all fee waivers and credits	1.94	[7]	1.70

Net investment income (loss)	(0.10)[7]		1.48

Portfolio turnover (%)	37	[5]	50 [8]

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

8	Excludes merger activity.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

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activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

International Core Fund – Your account

11

Appendix to Prospectus of John Hancock International Core Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolio

The International Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that a fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of the fund during the periods shown.

The expenses of the Class R1 shares of the fund, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

International Core Fund – Appendix

12

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

Net assets of GMO International Core Equity Fund as of March 31, 2008: $943,246,002

GMO International Core Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 18.96% Worst quarter: Q1 ’03, –6.19%

2003	2004	2005	2006	2007
37.67	22.39	14.55	24.78	11.01

GMO International Core Equity Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–2.06	13.70	21.34	15.37

MSCI EAFE Index	–2.70	13.32	21.40	13.15

*Fund inception date: 1-29-02.

MSCI EAFE Index (Europe, Australasia, and Far East) — a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 4 stars out of 208 and 3 stars out of 174 foreign large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

International Core Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    66RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Growth Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

6	Who’s who

8	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

11	Choosing a share class

12	How sales charges are calculated

12	Sales charge reductions and waivers

13	Opening an account

15	Buying shares

16	Selling shares

18	Transaction policies

20	Dividends and account policies

20	Additional investor services

22	Appendix

For more information See back cover

 Fund summary

John Hancock
International Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GOIGX      B / GONBX      C / GONCX

Goal and strategy

To seek high total return primarily through capital appreciation.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Growth Fund – Fund summary

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Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 6.04 Worst quarter: Q4 ’07, –1.69 Year-to-date as of 3-31-08: –7.54

2007
11.83

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class A before tax	6.25	17.65

After tax on distributions	4.01	15.53

After tax on distributions, with sale	4.47	13.98

Class B before tax	5.91	18.40

Class C before tax	9.92	20.66

S&P/Citigroup PMI EPAC Growth Index	13.37	20.04

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P/Citigroup PMI EPAC Growth Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

International Growth Fund – Fund summary

3

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B		Class C

Management fee	0.92	0.92		0.92

Distribution and service (12b-1) fees	0.30	1.00		1.00

Other expenses	0.99	2.70	[3]	1.81

Total fund operating expenses	2.21	4.62	[3]	3.73

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.65	–2.22		–1.33

Net fund operating expenses	1.56	2.40		2.40

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	651	743		243		343	243

3 Years	1,097	1,495		1,195		1,018	1,018

5 Years	1,569	2,354		2,154		1,813	1,813

10 Years	2,869	4,084	[5]	4,084	[5]	3,891	3,891

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.18% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.70% for Class A, 2.40% for Class B, and 2.40% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Reflects conversion of Class B shares to Class A shares after eight years.

International Growth Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict

International Growth Fund – Fund details

5

pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

International Growth Fund – Fund details

6

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Growth Fund: 0.92%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

International Growth Fund – Fund details

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.94

Net investment income (loss)[2]	(0.01)		0.26

Net realized and unrealized gain (loss) on investments	4.44		0.53

Total from investment operations	4.43		0.79

Less distributions

From net investment income	(0.09)		(0.18)

From net realized gain	(0.40)		(1.69)

	(0.49)		(1.87)

Net asset value, end of period	$23.94		$22.86

Total return[3,4] (%)	22.18	[5]	2.85

Ratios and supplemental data

Net assets, end of period (in millions)	$20		$26

Ratios (as a percentage of average net assets):

Expenses before reductions	2.28	[6]	2.21

Expenses net of fee waivers, if any	1.66	[6]	1.56

Expenses net of all fee waivers and credits	1.66	[6]	1.56

Net investment income (loss)	(0.06)[6]		1.02

Portfolio turnover (%)	41	[5]	97

1	Class A shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.91

Net investment income (loss)[2]	(0.16)		(0.01)

Net realized and unrealized gain (loss) on investments	4.48		0.60

Total from investment operations	4.32		0.59

Less distributions

From net investment income	(0.01)		—

From net realized gain	(0.40)		(1.69)

	(0.41)		(1.69)

Net asset value, end of period	$23.91		$22.81

Total return[3,4] (%)	21.64	[5]	2.03

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1

Ratios (as a percentage of average net assets):

Expenses before reductions	10.94	[6]	4.62

Expenses net of fee waivers, if any	2.39	[6]	2.41

Expenses net of all fee waivers and credits	2.39	[6]	2.40

Net investment income (loss)	(0.94)[6]		(0.03)

Portfolio turnover (%)	41	[5]	97

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.90

Net investment income (loss)[2]	(0.16)		0.05

Net realized and unrealized gain (loss) on investments	4.47		0.53

Total from investment operations	4.31		0.58

Less distributions

From net investment income	(0.01)		—

From net realized gain	(0.40)		(1.69)

	(0.41)		(1.69)

Net asset value, end of period	$23.90		$22.79

Total return[3,4] (%)	21.59	[5]	1.99

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2

Ratios (as a percentage of average net assets):

Expenses before reductions	6.71	[6]	3.73

Expenses net of fee waivers, if any	2.39	[6]	2.40

Expenses net of all fee waivers and credits	2.39	[6]	2.40

Net investment income (loss)	(0.98)[6]		0.21

Portfolio turnover (%)	41	[5]	97

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

International Growth Fund – Your account

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock International Growth Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The International Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

International Growth Fund – Appendix

22

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

Net assets of GMO International Growth Equity Fund as of March 31, 2008: $964,420,215

GMO International Growth Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 16.54% Worst quarter: Q3 ’02, –16.44%

2002	2003	2004	2005	2006	2007
–10.52	30.40	20.03	13.13	24.07	13.88

				Since
GMO International Growth Equity Fund average annual total returns	1 Year	3 Years	5 Years	Inception*

for periods ended 3-31-08

Class III	2.53	13.98	19.86	12.66

S&P/Citigroup PMI EPAC Growth Style Index	–0.75	12.92	19.93	10.48

*Fund inception date: 11-30-01.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index (“BMI”), representing the top 80% of available (float) capital of the BMI in each country.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Growth Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 557 and 3 stars out of 459 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

International Growth Fund – Appendix

23

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    870PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Growth Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
International Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GOGIX

Goal and strategy

To seek high total return primarily through capital appreciation.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Growth Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 6.15 Worst quarter: Q4 ’07, –1.62 Year-to-date as of 3-31-08: –7.45

2007
12.28

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class I before tax	12.28	22.12

After tax on distributions	9.78	19.77

After tax on distributions, with sale	8.41	17.69

S&P/Citigroup PMI EPAC Growth Index	13.37	20.04

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P/Citigroup PMI EPAC Growth Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.92

Other expenses	4.15

Total fund operating expenses	5.07

Contractual expense reimbursement (at least until 6-30-09)[1]	–3.87

Net fund operating expenses	1.20

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	122

3 Years	1,174

5 Years	2,224

10 Years	4,844

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.18% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.20% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict

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pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

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Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Growth Fund: 0.92%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

International Growth Fund – Fund details

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.97

Net investment income (loss)[2]	0.07		0.36

Net realized and unrealized gain (loss) on investments	4.45		0.54

Total from investment operations	4.52		0.90

Less distributions

From net investment income	(0.15)		(0.28)

From net realized gain	(0.40)		(1.69)

	(0.55)		(1.97)

Net asset value, end of period	$23.97		$22.90

Total return[3,4] (%)	22.60	[5]	3.27

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	$1

Ratios (as a percentage of average net assets):

Expenses before reductions	17.20	[7]	5.07

Expenses net of fee waivers, if any	1.19	[7]	1.20

Expenses net of all fee waivers and credits	1.19	[7]	1.20

Net investment income (loss)	0.42	[7]	1.43

Portfolio turnover (%)	41	[5]	97

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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7

 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

International Growth Fund – Your account

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redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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13

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

International Growth Fund – Your account

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Appendix to Prospectus of John Hancock International Growth Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The International Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

International Growth Fund – Appendix

15

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

Net assets of GMO International Growth Equity Fund as of March 31, 2008: $964,420,215

GMO International Growth Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 16.54% Worst quarter: Q3 ’02, –16.44%

2002	2003	2004	2005	2006	2007
–10.52	30.40	20.03	13.13	24.07	13.88

				Since
GMO International Growth Equity Fund average annual total returns	1 Year	3 Years	5 Years	Inception*

for periods ended 3-31-08

Class III	2.53	13.98	19.86	12.66

S&P/Citigroup PMI EPAC Growth Style Index	–0.75	12.92	19.93	10.48

*Fund inception date: 11-30-01.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index (“BMI”), representing the top 80% of available (float) capital of the BMI in each country.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Growth Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 557 and 3 stars out of 459 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

International Growth Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    87IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
International Growth Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock International Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	International Growth Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
International Growth Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOIRX

Goal and strategy

To seek high total return primarily through capital appreciation.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market’s discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund’s portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 5.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

International Growth Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 5.93 Worst quarter: Q4 ’07, –1.60 Year-to-date as of 3-31-08: –7.55

2007
11.63

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class R1 before tax	11.63	21.33

After tax on distributions	9.32	19.17

After tax on distributions, with sale	7.99	17.13

S&P/Citigroup PMI EPAC Growth Index	13.37	20.04

MSCI EAFE Net Index	11.17	20.09

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P/Citigroup PMI EPAC Growth Index is an independently maintained and published index composed of stocks in the Europe and Pacific Asia regions of the PMI that have growth as a style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of 21 developed market country indexes.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.92

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	13.00

Total fund operating expenses	14.42

Contractual expense reimbursement (at least until 6-30-09)[2]	–12.72

Net fund operating expenses	1.70

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	173

3 Years	2,878

5 Years	5,097

10 Years	9,056

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.18% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.70% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

International Growth Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict

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pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

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Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the International Growth Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$100 million	Excess over
	$100 million	and $1.0 billion	$1.0 billion

Aggregate net assets of the fund	0.92%	0.895%	0.88%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

International Growth Fund: 0.92%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — International Quantitative Division

Day-to-day management of the fund is the responsibility of the International Quantitative Division, which is comprised of several investment professionals associated with the Manager, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Dr. Thomas Hancock is the senior member of the team who allocates the portfolios among the various team members, oversees the implementation of trades on behalf of the team, reviews the overall composition of the portfolios, and monitors cash flows.

At GMO, Dr. Hancock leads the portfolio management team responsible for the management of international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research assistant at Siemens and a software engineer at IBM.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$23.89

Net investment income (loss)[2]	(0.05)		0.25

Net realized and unrealized gain (loss) on investments	4.43		0.51

Total from investment operations	4.38		0.76

Less distributions

From net investment income	(0.09)		(0.15)

From net realized gain	(0.40)		(1.69)

	(0.49)		(1.84)

Net asset value, end of period	$23.89		$22.81

Total return[3,4] (%)	21.92	[5]	2.73

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	20.78	[7]	14.42

Expenses net of fee waivers, if any	1.94	[7]	1.70

Expenses net of all fee waivers and credits	1.94	[7]	1.70

Net investment income (loss)	(0.32)[7]		1.00

Portfolio turnover (%)	41	[5]	97

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

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activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

International Growth Fund – Your account

10

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

International Growth Fund – Your account

11

Appendix to Prospectus of John Hancock International Growth Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The International Growth Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the funds, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

International Growth Fund – Appendix

12

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

Net assets of GMO International Growth Equity Fund as of March 31, 2008: $964,420,215

GMO International Growth Equity Fund Class III calendar year total returns

Best quarter: Q2 ’03, 16.54% Worst quarter: Q3 ’02, –16.44%

2002	2003	2004	2005	2006	2007
–10.52	30.40	20.03	13.13	24.07	13.88

				Since
GMO International Growth Equity Fund average annual total returns	1 Year	3 Years	5 Years	Inception*

for periods ended 3-31-08

Class III	2.53	13.98	19.86	12.66

S&P/Citigroup PMI EPAC Growth Style Index	–0.75	12.92	19.93	10.48

*Fund inception date: 11-30-01.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/ Citigroup Broad Market Index (“BMI”), representing the top 80% of available (float) capital of the BMI in each country.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for GMO International Growth Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 557 and 3 stars out of 459 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

International Growth Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    87RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Intrinsic Value Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Intrinsic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
Intrinsic Value Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GOVGX      B / GOVBX      C / GOUCX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Value Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of May 31, 2008, the market capitalization range of the Russell 1000 Value Index was $110 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Intrinsic Value Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 5.47 Worst quarter: Q4 ’07, –7.14 Year-to-date as of 3-31-08: –11.08

2007
–4.66

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class A before tax	–9.42	3.14

After tax on distributions	–11.47	1.30

After tax on distributions, with sale	–5.57	1.81

Class B before tax	–9.67	3.38

Class C before tax	–6.17	5.87

Russell 1000 Value Index	–0.17	10.25

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B		Class C

Management fee	0.78	0.78		0.78

Distribution and service (12b-1) fees	0.30	1.00		1.00

Other expenses	0.81	4.35	[3]	4.43	[3]

Total fund operating expenses	1.89	6.13	[3]	6.21	[3]

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.54	–4.08		–4.16

Net fund operating expenses	1.35	2.05		2.05

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	631	708		208		308	208

3 Years	1,014	1,756		1,456		1,471	1,471

5 Years	1,423	2,873		2,676		2,704	2,704

10 Years	2,559	4,825	[5]	4,825	[5]	5,658	5,658

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.35% for Class A, 2.05% for Class B, and 2.05% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Reflects conversion of Class B shares to Class A shares after eight years.

Intrinsic Value Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

Intrinsic Value Fund – Fund details

4

owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Intrinsic Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Intrinsic Value Fund: 0.78%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.68

Net investment income (loss)[2]	0.18		0.24

Net realized and unrealized gain (loss) on investments	2.85		(2.93)

Total from investment operations	3.03		(2.69)

Less distributions

From net investment income	(0.13)		(0.26)

From net realized gain	(0.22)		(1.53)

	(0.35)		(1.79)

Net asset value, end of period	$22.68		$18.20

Total return[3,4] (%)	15.19	[5]	(12.52)

Ratios and supplemental data

Net assets, end of period (in millions)	$19		$18

Ratios (as a percentage of average net assets):

Expenses before reductions	1.94	[6]	1.89

Expenses net of fee waivers, if any	1.34	[6]	1.35

Expenses net of all fee waivers and credits	1.34	[6]	1.35

Net investment income (loss)	1.13	[6]	1.05

Portfolio turnover (%)	32	[5]	72

1	Class A shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]	2-29-08

Net asset value, beginning of period	$20.00	$22.64

Net investment income (loss)[2]	0.07	0.08

Net realized and unrealized gain (loss) on investments	2.85	(2.92)

Total from investment operations	2.92	(2.84)

Less distributions

From net investment income	(0.06)	(0.09)

From net realized gain	(0.22)	(1.53)

	(0.28)	(1.62)

Net asset value, end of period	$22.64	$18.18

Total return[3,4] (%)	14.61 [5]	(13.13)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	9.00[7]	6.13

Expenses net of fee waivers, if any	2.04[7]	2.06

Expenses net of all fee waivers and credits	2.04[7]	2.05

Net investment income (loss)	0.42[7]	0.35

Portfolio turnover (%)	32[5]	72

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.64

Net investment income (loss)[2]	0.06		0.08

Net realized and unrealized gain (loss) on investments	2.86		(2.92)

Total from investment operations	2.92		(2.84)

Less distributions

From net investment income	(0.06)		(0.09)

From net realized gain	(0.22)		(1.53)

	(0.28)		(1.62)

Net asset value, end of period	$22.64		$18.18

Total return[3,4] (%)	14.61	[5]	(13.13)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]		—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	10.08[7]		6.21

Expenses net of fee waivers, if any	2.04	[7]	2.06

Expenses net of all fee waivers and credits	2.04	[7]	2.05

Net investment income (loss)	0.37	[7]	0.36

Portfolio turnover (%)	32	[5]	72

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

Intrinsic Value Fund – Your account

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Intrinsic Value Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Intrinsic Value Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Intrinsic Value Fund – Appendix

21

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2008: $28,644,924

GMO U.S. Intrinsic Value Fund Class III calendar year total returns

Best quarter: Q2 ’03, 19.25% Worst quarter: Q3 ’02, –17.34%

2000	2001	2002	2003	2004	2005	2006	2007
10.67	3.31	–15.75	29.68	12.76	5.98	13.50	–3.87

GMO U.S. Intrinsic Value Fund average annual				Since
total returns (%)	1 Year	3 Year	5 Year	Inception*

for periods ended 3-31-08

Class III	–14.63	1.36	10.13	4.32

Russell 1000 Value Index	–9.99	6.01	13.68	4.87

*Fund inception date: 8-2-99.

Russell 1000 Value Index — measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 1 star out of 1,174 and 2 stars out of 926 large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

Intrinsic Value Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    510PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Intrinsic Value Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Intrinsic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
Intrinsic Value Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GOVIX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Value Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of May 31, 2008, the market capitalization range of the Russell 1000 Value Index was $110 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Intrinsic Value Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 5.59 Worst quarter: Q4 ’07, –7.06 Year-to-date as of 3-31-08: –10.98

2007
–4.29

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class I before tax	–4.29	6.99

After tax on distributions	–6.59	4.95

After tax on distributions, with sale	–2.20	4.99

Russell 1000 Value Index	–0.17	10.25

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.78

Other expenses	13.01

Total fund operating expenses	13.79

Contractual expense reimbursement (at least until 6-30-09)[1]	–12.84

Net fund operating expenses	0.95

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	97

3 Years	2,720

5 Years	4,902

10 Years	8,885

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.95% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

Intrinsic Value Fund – Fund details

4

owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Intrinsic Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Intrinsic Value Fund: 0.78%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Intrinsic Value Fund – Fund details

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.70

Net investment income (loss)[2]	0.24		0.32

Net realized and unrealized gain (loss) on investments	2.86		(2.93)

Total from investment operations	3.10		(2.61)

Less distributions

From net investment income	(0.18)		(0.35)

From net realized gain	(0.22)		(1.53)

	(0.40)		(1.88)

Net asset value, end of period	$22.70		$18.21

Total return[3,4] (%)	15.50	[5]	(12.18)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]		—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	17.60	[7]	13.79

Expenses net of fee waivers, if any	0.95	[7]	0.95

Expenses net of all fee waivers and credits	0.95	[7]	0.95

Net investment income (loss)	1.53	[7]	1.45

Portfolio turnover (%)	32	[5]	72

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

Intrinsic Value Fund – Fund details

7

 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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9

Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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10

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

Intrinsic Value Fund – Your account

11

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

Intrinsic Value Fund – Your account

12

redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Intrinsic Value Fund – Your account

13

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Intrinsic Value Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Intrinsic Value Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Intrinsic Value Fund – Appendix

15

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2008: $28,644,924

GMO U.S. Intrinsic Value Fund Class III calendar year total returns

Best quarter: Q2 ’03, 19.25% Worst quarter: Q3 ’02, –17.34%

1999	2000	2001	2002	2003	2004	2005	2006	2007
–0.67	10.67	3.31	–15.75	29.68	12.76	5.98	13.50	–3.87

GMO U.S. Intrinsic Value Fund average annual				Since
total returns (%)	1 Year	3 Year	5 Year	Inception*

for periods ended 3-31-08

Class III	–14.63	1.36	10.13	4.32

Russell 1000 Value Index	–9.99	6.01	13.68	4.87

*Fund inception date: 8-2-99.

Russell 1000 Value Index — measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 1 star out of 1,174 and 2 stars out of 926 large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Intrinsic Value Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    51IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Intrinsic Value Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Intrinsic Value Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
Intrinsic Value Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOVRX

Goal and strategy

To seek long-term capital growth.

Under normal market conditions, the fund invests at least 80% of its assets in investments tied economically to the U.S. The fund typically makes equity investments in U.S. companies whose stocks, at the time of investment, are included in the Russell 1000 Value Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. As of May 31, 2008, the market capitalization range of the Russell 1000 Value Index was $110 million to $468.9 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Intrinsic Value Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 5.39 Worst quarter: Q4 ’07, –7.06 Year-to-date as of 3-31-08: –11.10

2007
–4.81

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-12-06

Class R1 before tax	–4.81	6.34

After tax on distributions	–6.93	4.49

After tax on distributions, with sale	–2.54	4.54

Russell 1000 Value Index	–0.17	10.25

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.78

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	13.99

Total fund operating expenses	15.27

Contractual expense reimbursement (at least until 6-30-09)[2]	–13.82

Net fund operating expenses	1.45

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	148

3 Years	2,994

5 Years	5,285

10 Years	9,246

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.45% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Intrinsic Value Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

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owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Intrinsic Value Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Intrinsic Value Fund: 0.78%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.63

Net investment income (loss)[2]	0.12		0.21

Net realized and unrealized gain (loss) on investments	2.85		(2.92)

Total from investment operations	2.97		(2.71)

Less distributions

From net investment income	(0.12)		(0.23)

From net realized gain	(0.22)		(1.53)

	(0.34)		(1.76)

Net asset value, end of period	$22.63		$18.16

Total return[3,4] (%)	14.88	[5]	(12.60)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	20.85	[7]	15.27

Expenses net of fee waivers, if any	1.69	[7]	1.45

Expenses net of all fee waivers and credits	1.69	[7]	1.45

Net investment income (loss)	0.78	[7]	0.95

Portfolio turnover (%)	32	[5]	72

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

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activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Intrinsic Value Fund – Your account

11

Appendix to Prospectus of John Hancock Intrinsic Value Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Intrinsic Value Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Intrinsic Value Fund – Appendix

12

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2008: $28,644,924

GMO U.S. Intrinsic Value Fund Class III calendar year total returns

Best quarter: Q2 ’03, 19.25% Worst quarter: Q3 ’02, –17.34%

2000	2001	2002	2003	2004	2005	2006	2007
10.67	3.31	–15.75	29.68	12.76	5.98	13.50	–3.87

GMO U.S. Intrinsic Value Fund average annual				Since
total returns (%)	1 Year	3 Year	5 Year	Inception*

for periods ended 3-31-08

Class III	–14.63	1.36	10.13	4.32

Russell 1000 Value Index	–9.99	6.01	13.68	4.87

*Fund inception date: 8-2-99.

Russell 1000 Value Index — measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 1 star out of 1,174 and 2 stars out of 926 large value funds for the 3-year and 5-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Intrinsic Value Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    51RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Classic Value Mega Cap Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Mega Cap Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

9	Choosing a share class

10	How sales charges are calculated

10	Sales charge reductions and waivers

11	Opening an account

13	Buying shares

14	Selling shares

16	Transaction policies

18	Dividends and account policies

18	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Mega Cap Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker      A / JMEAX      B / JMEBX      C / JMECX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in domestic equity securities of mega cap companies. The subadviser defines domestic mega cap companies as companies with a market capitalization of approximately $15 billion or greater as of January 1, 2008.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;

•	current earnings below normal levels;

•	a sound plan to restore earnings to normal; and

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the U.S., including depositary receipts.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Classic Value Mega Cap Fund – Fund summary

2

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.85	0.85	0.85

Distribution and service (12b-1) fees	0.25	1.00	1.00

Other expenses	1.42	10.13	4.53

Total fund operating expenses	2.52	11.98	6.38

Contractual expense reimbursement (at least until 6-30-09)[3]	–1.15	–9.86	–4.26

Net fund operating expenses	1.37	2.12	2.12

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	633	715		215		315	215

3 Years	1,141	2,778		2,511		1,510	1,510

5 Years	1,675	4,652		4,498		2,769	2,769

10 Years	3,131	7,307	[4]	7,307	[4]	5,768	5,768

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.07% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.37% for Class A, 2.12% for Class B, and 2.12% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

4	Reflects conversion of Class B shares to Class A shares after eight years.

Classic Value Mega Cap Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Classic Value Mega Cap Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$2.5 billion	Over
	$2.5 billion	and $5 billion	$5 billion

Net assets of the fund	0.850%	0.825%	0.800%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Classic Value Mega Cap Fund: 0.85%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC

120 West 45th Street, 20th Floor
New York, NY 10036

Pzena Investment Management, LLC, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of May 31, 2008, Pzena managed on a worldwide basis more than $21.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Richard S. Pzena

•	On fund team since inception

•	Founder, managing principal, chief executive officer (since 1995), co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

John P. Goetz

•	On fund team since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996 − 2005) Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Antonio DeSpirito III

•	On fund team since inception

•	Principal (since 1999), portfolio manager (since 2000), Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

The SAI provides additional information about each principal’s compensation, other accounts managed by the principal and the principals’ ownership of securities of the portfolios.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Mega Cap Fund – Fund details

5

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.13

Net realized and unrealized gain (loss) on investments	(2.23)

Total from investment operations	(2.10)

Less distributions

From net investment income	(0.11)

From net realized gain	(0.19)

(0.30)

Net asset value, end of period	$7.60

Total return[3,4] (%)	(21.28)

Ratios and supplemental data

Net assets, end of period (in millions)	$5

Ratios (as a percentage of average net assets):

Expenses before reductions	2.52

Expenses net of fee waivers, if any	1.37

Expenses net of all fee waivers and credits	1.37

Net investment income	1.34

Portfolio turnover (%)	38

1	Class A shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

Classic Value Mega Cap Fund – Fund details

6

Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.05

Net realized and unrealized gain (loss) on investments	(2.21)

Total from investment operations	(2.16)

Less distributions

From net investment income	(0.05)

From net realized gain	(0.19)

(0.24)

Net asset value, end of period	$7.60

Total return[3,4] (%)	(21.85)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]

Ratios (as a percentage of average net assets):

Expenses before reductions	11.98

Expenses net of fee waivers, if any	2.12

Expenses net of all fee waivers and credits	2.12

Net investment income	0.58

Portfolio turnover (%)	38

1	Class B shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

5	Less than $500,000.

Classic Value Mega Cap Fund – Fund details

7

Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.06

Net realized and unrealized gain (loss) on investments	(2.21)

Total from investment operations	(2.15)

Less distributions

From net investment income	(0.05)

From net realized gain	(0.19)

(0.24)

Net asset value, end of period	$7.61

Total return[3,4] (%)	(21.75)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]

Ratios (as a percentage of average net assets):

Expenses before reductions	6.38

Expenses net of fee waivers, if any	2.12

Expenses net of all fee waivers and credits	2.12

Net investment income	0.68

Portfolio turnover (%)	38

1	Class C shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

5	Less than $500,000.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.25%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    3220PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Classic Value Mega Cap Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Mega Cap Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Opening an account

8	Buying shares

9	Selling shares

11	Transaction policies

13	Dividends and account policies

13	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Mega Cap Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker      I / JMEIX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in domestic equity securities of mega cap companies. The subadviser defines domestic mega cap companies as companies with a market capitalization of approximately $15 billion or greater as of January 1, 2008.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;

•	current earnings below normal levels;

•	a sound plan to restore earnings to normal; and

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the U.S., including depositary receipts.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

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Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.85

Other expenses	12.17

Total fund operating expenses	13.02

Contractual expense reimbursement (at least until 6-30-09)[1]	–12.05

Net fund operating expenses	0.97

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	99

3 Years	2,595

5 Years	4,707

10 Years	8,671

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.07% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.97% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

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Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$2.5 billion	Over
	$2.5 billion	and $5 billion	$5 billion

Net assets of the fund	0.850%	0.825%	0.800%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Classic Value Mega Cap Fund: 0.85%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC

120 West 45th Street, 20th Floor
New York, NY 10036

Pzena Investment Management, LLC, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of May 31, 2008, Pzena managed on a worldwide basis more than $21.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Richard S. Pzena

•	On fund team since inception

•	Founder, managing principal, chief executive officer (since 1995), co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

John P. Goetz

•	On fund team since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996 − 2005) Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Antonio DeSpirito III

•	On fund team since inception

•	Principal (since 1999), portfolio manager (since 2000), Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

The SAI provides additional information about each principal’s compensation, other accounts managed by the principal and the principals’ ownership of securities of the portfolios.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Mega Cap Fund – Fund details

5

Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.17

Net realized and unrealized gain (loss) on investments	(2.23)

Total from investment operations	(2.06)

Less distributions

From net investment income	(0.14)

From net realized gain	(0.19)

(0.33)

Net asset value, end of period	$7.61

Total return[3,4] (%)	(20.87)

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]

Ratios (as a percentage of average net assets):

Expenses before reductions	13.02

Expenses net of fee waivers, if any	0.97

Expenses net of all fee waivers and credits	0.97

Net investment income	1.80

Portfolio turnover (%)	38

1	Class I shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

5	Less than $500,000.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

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redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    322IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Classic Value Mega Cap Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Classic Value Mega Cap Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

6	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

7	Who can buy shares

7	Class cost structure

7	Opening an account

8	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Classic Value Mega Cap Fund

Day-to-day investment management: Pzena Investment Management, LLC

Class / Ticker      R1 / JMERX

Goal and strategy

The fund seeks long-term growth of capital.

To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in domestic equity securities of mega cap companies. The subadviser defines domestic mega cap companies as companies with a market capitalization of approximately $15 billion or greater as of January 1, 2008.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor’s 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser’s estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser’s management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;

•	current earnings below normal levels;

•	a sound plan to restore earnings to normal; and

•	a sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund’s portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

The fund may invest up to 20% of its net assets in securities of foreign issuers that are not publicly traded in the U.S., including depositary receipts.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Non-diversification risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Classic Value Mega Cap Fund – Fund summary

2

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.85

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.17

Other expenses[2]	12.24

Total fund operating expenses[2]	13.76

Contractual expense reimbursement (at least until 6-30-09)[3]	–12.12

Net fund operating expenses	1.64

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	167

3 Years	2,768

5 Years	4,933

10 Years	8,888

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

3	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.07% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.47% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Classic Value Mega Cap Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

These investment strategies and securities are described further in the SAI.

Classic Value Mega Cap Fund – Fund details

4

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between
	First	$2.5 billion	Over
	$2.5 billion	and $5 billion	$5 billion

Net assets of the fund	0.850%	0.825%	0.800%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Classic Value Mega Cap Fund: 0.85%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Pzena Investment Management, LLC

120 West 45th Street, 20th Floor
New York, NY 10036

Pzena Investment Management, LLC, located at 120 West 45th Street, 20th Floor, New York, NY 10036, serves as subadviser to the fund. Pzena was founded in 1995. As of May 31, 2008, Pzena managed on a worldwide basis more than $21.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

Richard S. Pzena

•	On fund team since inception

•	Founder, managing principal, chief executive officer (since 1995), co-chief investment officer (since 2005), Pzena Investment Management, LLC

•	Began business career in 1980

John P. Goetz

•	On fund team since inception

•	Managing principal (since 1997), co-chief investment officer (since 2005), director of research (1996 − 2005) Pzena Investment Management, LLC (joined subadviser in 1996)

•	Began business career in 1979

Antonio DeSpirito III

•	On fund team since inception

•	Principal (since 1999), portfolio manager (since 2000), Pzena Investment Management, LLC (since 1996)

•	Began business career in 1993

The SAI provides additional information about each principal’s compensation, other accounts managed by the principal and the principals’ ownership of securities of the portfolios.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Classic Value Mega Cap Fund – Fund details

5

Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-29-08[1]

Net asset value, beginning of period	$10.00

Net investment income[2]	0.11

Net realized and unrealized gain (loss) on investments	(2.23)

Total from investment operations	(2.12)

Less distributions

From net investment income	(0.10)

From net realized gain	(0.19)

(0.29)

Net asset value, end of period	$7.59

Total return[3,4] (%)	(21.46)

Ratios and supplemental data

Net assets, end of period (in millions)	— [5]

Ratios (as a percentage of average net assets):

Expenses before reductions	13.76

Expenses net of fee waivers, if any	1.65

Expenses net of all fee waivers and credits	1.64

Net investment income	1.08

Portfolio turnover (%)	38

1	Class R1 shares began operations on March 1, 2007.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment.

4	Total returns would have been lower had certain expenses not been reduced during the period shown.

5	Less than $500,000.

Classic Value Mega Cap Fund – Fund details

6

 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

Classic Value Mega Cap Fund – Your account

7

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Classic Value Mega Cap Fund – Your account

8

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

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Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    322RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
U.S. Core Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	U.S. Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
U.S. Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GOCGX      B / GOTBX      C / GOTCX

Goal and strategy

To seek a high total return.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of May 31, 2008 the market capitalizations of companies included in the S&P 500 Index ranged from $898 million to $468.9 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

U.S. Core Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 4.69 Worst quarter: Q4 ’07, –2.72 Year-to-date as of 3-31-08: –10.92

2007
0.76

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class A before tax	–4.29	5.34

After tax on distributions	–5.63	4.11

After tax on distributions, with sale	–2.48	3.94

Class B before tax	–4.76	5.62

Class C before tax	–0.92	8.09

S&P 500 Index	5.49	12.83

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B	Class C

Management fee	0.76	0.76	0.76

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.80	5.22	1.18

Total fund operating expenses	1.86	6.98	2.94

Contractual expense reimbursement (at least until 6-30-09)[3]	–0.52	–4.93	–0.89

Net fund operating expenses	1.34	2.05	2.05

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	630	708		208		308	208

3 Years	1,008	1,914		1,617		826	826

5 Years	1,410	3,161		2,971		1,470	1,470

10 Years	2,530	5,246	[4]	5,246	[4]	3,198	3,198

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.35% for Class A, 2.05% for Class B, and 2.05% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

4	Reflects conversion of Class B shares to Class A shares after eight years.

U.S. Core Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or

U.S. Core Fund – Fund details

4

indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the U.S. Core Trust, a series of John Hancock Trust, and that portion of net assets of Managed Trust, a series of John Hancock Trust, that is subadvised by Grantham, Mayo Van Otterloo and Co. LLC) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

U.S. Core Fund: 0.76%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

U.S. Core Fund – Fund details

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.24

Net investment income (loss)[2]	0.12		0.16

Net realized and unrealized gain (loss) on investments	2.41		(1.88)

Total from investment operations	2.53		(1.72)

Less distributions

From net investment income	(0.09)		(0.17)

From net realized gain	(0.20)		(0.93)

	(0.29)		(1.10)

Net asset value, end of period	$22.24		$19.42

Total return[3,4] (%)	12.64	[5]	(8.16)

Ratios and supplemental data

Net assets, end of period (in millions)	$19		$18

Ratios (as a percentage of average net assets):

Expenses before reductions	1.93	[6]	1.86

Expenses net of fee waivers, if any	1.34	[6]	1.34

Expenses net of all fee waivers and credits	1.34	[6]	1.34

Net investment income (loss)	0.76	[6]	0.70

Portfolio turnover (%)	36	[5]	81

1	Class A shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Annualized.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.20

Net investment income (loss)[2]	0.02		— [3]

Net realized and unrealized gain (loss) on investments	2.40		(1.88)

Total from investment operations	2.42		(1.88)

Less distributions

From net investment income	(0.02)		(0.01)

From net realized gain	(0.20)		(0.93)

	(0.22)		(0.94)

Net asset value, end of period	$22.20		$19.38

Total return[4,5] (%)	12.07	[6]	(8.84)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[7]	— [7]

Ratios (as a percentage of average net assets):

Expenses before reductions	13.58	[8]	6.98

Expenses net of fee waivers, if any	2.04	[8]	2.05

Expenses net of all fee waivers and credits	2.04	[8]	2.05

Net investment income (loss)	0.12	[8]	— [9]

Portfolio turnover (%)	36	[6]	81

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,000.

8	Annualized.

9	Less than 0.01%.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.21

Net investment income (loss)[2]	0.03		— [3]

Net realized and unrealized gain (loss) on investments	2.40		(1.88)

Total from investment operations	2.43		(1.88)

Less distributions

From net investment income	(0.02)		(0.01)

From net realized gain	(0.20)		(0.93)

	(0.22)		(0.94)

Net asset value, end of period	$22.21		$19.39

Total return[4,5] (%)	12.12	[6]	(8.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$3

Ratios (as a percentage of average net assets):

Expenses before reductions	3.82	[7]	2.94

Expenses net of fee waivers, if any	2.04	[7]	2.05

Expenses net of all fee waivers and credits	2.04	[7]	2.05

Net investment income (loss)	0.16	[7]	(0.01)

Portfolio turnover (%)	36	[6]	81

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Less than $0.01 per share.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

U.S. Core Fund – Your account

16

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

U.S. Core Fund – Your account

17

receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

U.S. Core Fund – Your account

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

U.S. Core Fund – Your account

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

U.S. Core Fund – Your account

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Appendix to Prospectus of John Hancock U.S. Core Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The U.S. Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following pages for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

U.S. Core Fund – Appendix

21

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

Net assets of GMO U.S. Core Equity Fund as of March 31, 2008: $1,050,544,326

GMO U.S. Core Equity Fund Class III calendar year total returns

Best quarter: Q4 ’98, 19.49% Worst quarter: Q3 ’02, –17.14%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
24.69	18.59	0.30	–7.68	–19.67	26.61	9.80	3.41	9.57	1.57

GMO U.S. Core Equity Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–9.47	1.37	8.51	3.35

S&P 500 Index	–5.08	5.85	11.32	3.50

Standard & Poor’s (“S&P”) 500 Index — an index of large capitalization U.S. stocks, independently maintained and published by S&P.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 1 star out of 1,664, 2 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

U.S. Core Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    650PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
U.S. Core Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	U.S. Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
U.S. Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GOTIX

Goal and strategy

To seek a high total return.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of May 31, 2008 the market capitalizations of companies included in the S&P 500 Index ranged from $898 million to $468.9 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

U.S. Core Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 4.81 Worst quarter: Q4 ’07, –2.62 Year-to-date as of 3-31-08: –10.83

2007
1.12

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class I before tax	1.12	9.26

After tax on distributions	–0.43	7.85

After tax on distributions, with sale	1.05	7.19

S&P 500 Index	5.49	12.83

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.76

Other expenses	12.03

Total fund operating expenses	12.79

Contractual expense reimbursement (at least until 6-30-09)[1]	–11.84

Net fund operating expenses	0.95

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	97

3 Years	2,555

5 Years	4,645

10 Years	8,602

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.95% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

U.S. Core Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or

U.S. Core Fund – Fund details

4

indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the U.S. Core Trust, a series of John Hancock Trust, and that portion of net assets of Managed Trust, a series of John Hancock Trust, that is subadvised by Grantham, Mayo Van Otterloo and Co. LLC) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

U.S. Core Fund: 0.76%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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5

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

U.S. Core Fund – Fund details

6

Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.26

Net investment income (loss)[2]	0.18		0.25

Net realized and unrealized gain (loss) on investments	2.41		(1.89)

Total from investment operations	2.59		(1.64)

Less distributions

From net investment income	(0.13)		(0.26)

From net realized gain	(0.20)		(0.93)

	(0.33)		(1.19)

Net asset value, end of period	$22.26		$19.43

Total return[3,4] (%)	12.95	[5]	(7.82)

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]		—[6]

Ratios (as a percentage of average net assets):

Expenses before reductions	17.83	[7]	12.79

Expenses net of fee waivers, if any	0.95	[7]	0.95

Expenses net of all fee waivers and credits	0.95	[7]	0.95

Net investment income (loss)	1.16	[7]	1.10

Portfolio turnover (%)	36	[5]	81

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

U.S. Core Fund – Fund details

7

 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

U.S. Core Fund – Your account

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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10

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

U.S. Core Fund – Your account

11

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

U.S. Core Fund – Your account

12

redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

U.S. Core Fund – Your account

13

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

U.S. Core Fund – Your account

14

Appendix to Prospectus of John Hancock U.S. Core Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The U.S. Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

U.S. Core Fund – Appendix

15

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

Net assets of GMO U.S. Core Equity Fund as of March 31, 2008: $1,050,544,326

GMO U.S. Core Equity Fund Class III calendar year total returns

Best quarter: Q4 ’98, 19.49% Worst quarter: Q3 ’02, –17.14%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
24.69	18.59	0.30	–7.68	–19.67	26.61	9.80	3.41	9.57	1.57

GMO U.S. Core Equity Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–9.47	1.37	8.51	3.35

S&P 500 Index	–5.08	5.85	11.32	3.50

Standard & Poor’s (“S&P”) 500 Index — an index of large capitalization U.S. stocks, independently maintained and published by S&P.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 1 star out of 1,664, 2 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

U.S. Core Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    65IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
U.S. Core Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	U.S. Core Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

9	Transaction policies

11	Dividends and account policies

11	Additional investor services

12	Appendix

For more information See back cover

 Fund summary

John Hancock
U.S. Core Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOTRX

Goal and strategy

To seek a high total return.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S. and it typically invests in equity investments in U.S. companies whose stocks are included in the S&P 500 Index or in companies with size and growth characteristics similar to companies that issue stocks included in the Index. As of May 31, 2008 the market capitalizations of companies included in the S&P 500 Index ranged from $898 million to $468.9 billion.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

U.S. Core Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 4.61 Worst quarter: Q4 ’07, –2.58 Year-to-date as of 3-31-08: –10.94

2007
0.61

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class R1 before tax	0.61	8.62

After tax on distributions	–0.77	7.39

After tax on distributions, with sale	0.72	6.74

S&P 500 Index	5.49	12.83

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.76

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	14.72

Total fund operating expenses	15.98

Contractual expense reimbursement (at least until 6-30-09)[2]	–14.53

Net fund operating expenses	1.45

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	148

3 Years	3,104

5 Years	5,446

10 Years	9,390

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.45% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

U.S. Core Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or

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indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval. The fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the U.S. Core Trust, a series of John Hancock Trust, and that portion of net assets of Managed Trust, a series of John Hancock Trust, that is subadvised by Grantham, Mayo Van Otterloo and Co. LLC) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.78%	0.76%	0.75%	0.74%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

U.S. Core Fund: 0.76%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.20

Net investment income (loss)[2]	0.06		0.13

Net realized and unrealized gain (loss) on investments	2.42		(1.88)

Total from investment operations	2.48		(1.75)

Less distributions

From net investment income	(0.08)		(0.15)

From net realized gain	(0.20)		(0.93)

	(0.28)		(1.08)

Net asset value, end of period	$22.20		$19.37

Total return[3,4] (%)	12.38	[5]	(8.32)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[6]	— [6]

Ratios (as a percentage of average net assets):

Expenses before reductions	21.12	[7]	15.98

Expenses net of fee waivers, if any	1.69	[7]	1.45

Expenses net of all fee waivers and credits	1.69	[7]	1.45

Net investment income (loss)	0.41	[7]	0.59

Portfolio turnover (%)	36	[5]	81

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4	Assumes dividend reinvestment.

5	Not annualized.

6	Less than $500,000.

7	Annualized.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange

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activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

U.S. Core Fund – Your account

11

Appendix to Prospectus of John Hancock U.S. Core Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The U.S. Core Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

U.S. Core Fund – Appendix

12

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

Net assets of GMO U.S. Core Equity Fund as of March 31, 2008: $1,050,544,326

GMO U.S. Core Equity Fund Class III calendar year total returns

Best quarter: Q4 ’98, 19.49% Worst quarter: Q3 ’02, –17.14%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
24.69	18.59	0.30	–7.68	–19.67	26.61	9.80	3.41	9.57	1.57

GMO U.S. Core Equity Fund average annual
total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–9.47	1.37	8.51	3.35

S&P 500 Index	–5.08	5.85	11.32	3.50

Standard & Poor’s (“S&P”) 500 Index — an index of large capitalization U.S. stocks, independently maintained and published by S&P.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 1 star out of 1,664, 2 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

U.S. Core Fund – Appendix

13

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    65RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Value Opportunities Fund

PROSPECTUS 7–1–08

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Value Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

21	Appendix

For more information See back cover

 Fund summary

John Hancock
Value Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      A / GOUGX      B / GOUBX      C / GOACX

Goal and strategy

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in securities of small- and mid-cap companies and the fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of May 31, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund’s portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Value Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q2 ’07, 4.01 Worst quarter: Q3 ’07, –10.24 Year-to-date as of 3-31-08: –6.05

2007
–13.06

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class A before tax	–17.43	–5.39

After tax on distributions	–18.76	–6.57

After tax on distributions, with sale	–11.05	–5.13

Class B before tax	–17.80	–5.29

Class C before tax	–14.47	–2.90

Russell 2500 Value Index	–7.27	3.65

Calendar year total returns

These do not include sales charges and would have been lower if they did. They are shown only for Class A and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with less-than-average growth orientation.

Investor costs

Shareholder transaction expenses (%)[1]	Class A		Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A	Class B		Class C

Management fee	0.80	0.80		0.80

Distribution and service (12b-1) fees	0.30	1.00		1.00

Other expenses	0.94	5.02	[3]	2.08	[3]

Total fund operating expenses	2.04	6.82	[3]	3.88	[3]

Contractual expense reimbursement (at least until 6-30-09)[4]	–0.65	–4.73		–1.79

Net fund operating expenses	1.39	2.09		2.09

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		Shares sold		Shares kept		Shares sold	Shares kept

1 Year	634	712		212		312	212

3 Years	1,048	1,888		1,590		1,020	1,020

5 Years	1,486	3,110		2,919		1,845	1,845

10 Years	2,701	5,203	[5]	5,203	[5]	3,992	3,992

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	A $4.00 fee will be charged for wire redemptions.

2	Except for investments of $1 million or more; see “How sales charges are calculated.”

3	The fund receives earnings credits from its transfer agent as a result of uninvested cash balances; these credits are used to reduce a portion of the fund’s transfer agent fees. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account expenses would have been lower.

4	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 1.39% for Class A, 2.09% for Class B, and 2.09% for Class C. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

5	Reflects conversion of Class B shares to Class A shares after eight years.

Value Opportunities Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

Value Opportunities Fund – Fund details

4

owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Value Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Value Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

Value Opportunities Fund – Fund details

5

Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Value Opportunities Fund – Fund details

6

Financial highlights

These tables detail the performance of each share class, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class A Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.36

Net investment income (loss)[2]	0.07	[3]	0.12

Net realized and unrealized gain (loss) on investments	2.53		(4.41)

Total from investment operations	2.60		(4.29)

Less distributions

From net investment income	(0.08)		(0.11)

From net realized gain	(0.16)		(0.96)

	(0.24)		(1.07)

Net asset value, end of period	$22.36		$17.00

Total return[4,5] (%)	13.06	[6]	(19.45)

Ratios and supplemental data

Net assets, end of period (in millions)	$20		$16

Ratios (as a percentage of average net assets):

Expenses before reductions	2.13	[7]	2.04

Expenses net of fee waivers, if any	1.38	[7]	1.39

Expenses net of all fee waivers and credits	1.38	[7]	1.39

Net investment income (loss)	0.47	[3,7]	0.56

Portfolio turnover (%)	30	[6]	68

1	Class A shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

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Financial highlights, continued

Class B Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.33

Net investment income (loss)[2]	(0.01)[3]		(0.03)

Net realized and unrealized gain (loss) on investments	2.51		(4.40)

Total from investment operations	2.50		(4.43)

Less distributions

From net investment income	(0.01)		—

From net realized gain	(0.16)		(0.96)

	(0.17)		(0.96)

Net asset value, end of period	$22.33		$16.94

Total return[4,5] (%)	12.54	[6]	(20.08)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[7]	— [7]

Ratios (as a percentage of average net assets):

Expenses before reductions	11.31	[8]	6.82

Expenses net of fee waivers, if any	2.08	[8]	2.10

Expenses net of all fee waivers and credits	2.08	[8]	2.09

Net investment income (loss)	(0.07)[3,8]		(0.14)

Portfolio turnover (%)	30	[6]	68

1	Class B shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,0000.

8	Annualized.

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Financial highlights, continued

Class C Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.33

Net investment income (loss)[2]	(0.01)[3]		(0.03)

Net realized and unrealized gain (loss) on investments	2.51		(4.39)

Total from investment operations	2.50		(4.42)

Less distributions

From net investment income	(0.01)		—

From net realized gain	(0.16)		(0.96)

	(0.17)		(0.96)

Net asset value, end of period	$22.33		$16.95

Total return[4,5] (%)	12.54	[6]	(20.03)

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1

Ratios (as a percentage of average net assets):

Expenses before reductions	5.09	[7]	3.88

Expenses net of fee waivers, if any	2.08	[7]	2.10

Expenses net of all fee waivers and credits	2.08	[7]	2.09

Net investment income (loss)	(0.07)[3,7]		(0.14)

Portfolio turnover (%)	30	[6]	68

1	Class C shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Annualized.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover program compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial Roth IRA invested in shares of John

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Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class T, Class ADV, all Class R shares or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to

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qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionsSM programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds, including subsequent investments.

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and account policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and

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inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges. The registration for both accounts must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

Value Opportunities Fund – Your account

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receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

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Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If you draw down your account so that its total value is less than the stated minimum for your account type in the section “Opening an account,” you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

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Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

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Appendix to Prospectus of John Hancock Value Opportunities Fund

Class ABC shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Value Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class ABC shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class ABC shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Value Opportunities Fund – Appendix

21

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008: $31,680,413

GMO U.S. Small/Mid Cap Value Fund Class III, total returns

Best quarter: Q2 ’03, 23.22% Worst quarter: Q3 ’02, –19.71%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
0.03	2.95	19.01	9.91	–11.48	45.26	20.80	8.03	10.86	–12.55

GMO U.S. Small/Mid Cap Value Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–19.47	0.12	12.52	6.40

Russell 2500 Value Index	–16.54	4.41	15.56	7.85

Russell 2500 Value Index — measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 1 star out of 287, 2 stars out of 215 and 3 stars out of 64 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class ABC shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class ABC shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class ABC shares of the Fund.

Value Opportunities Fund – Appendix

22

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    630PN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Value Opportunities Fund

CLASS I SHARES

PROSPECTUS
7–1–08

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Value Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Opening an account

9	Buying shares

10	Selling shares

12	Transaction policies

14	Dividends and account policies

14	Additional investor services

15	Appendix

For more information See back cover

 Fund summary

John Hancock
Value Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      I / GMPIX

Goal and strategy

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in securities of small- and mid-cap companies and the fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of May 31, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund’s portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Value Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class I (%)

Best quarter: Q2 ’07, 4.09 Worst quarter: Q3 ’07, –10.13 Year-to-date as of 3-31-08: –5.99

2007
–12.72

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class I before tax	–12.72	–1.85

After tax on distributions	–14.25	–3.20

After tax on distributions, with sale	–7.97	–2.22

Russell 2500 Value Index	–7.27	3.65

Calendar year total returns

They are shown only for Class I and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.80

Other expenses	8.00

Total fund operating expenses	8.80

Contractual expense reimbursement (at least until 6-30-09)[1]	–7.81

Net fund operating expenses	0.99

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	101

3 Years	1,863

5 Years	3,493

10 Years	7,057

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class as follows: 0.99% for Class I. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Value Opportunities Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

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owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Value Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Value Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class I, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class I Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.39

Net investment income (loss)[2]	0.15	[3]	0.18

Net realized and unrealized gain (loss) on investments	2.53		(4.41)

Total from investment operations	2.68		(4.23)

Less distributions

From net investment income	(0.13)		(0.18)

From net realized gain	(0.16)		(0.96)

	(0.29)		(1.14)

Net asset value, end of period	$22.39		$17.02

Total return[4,5] (%)	13.42	[6]	(19.16)

Ratios and supplemental data

Net assets, end of period (in millions)	—	[7]	— [7]

Ratios (as a percentage of average net assets):

Expenses before reductions	12.63	[8]	8.80

Expenses net of fee waivers, if any	0.99	[8]	0.99

Expenses net of all fee waivers and credits	0.99	[8]	0.99

Net investment income (loss)	0.96	[3,8]	0.86

Portfolio turnover (%)	30	[6]	68

1	Class I shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.10% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,0000.

8	Annualized.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares.”

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain your wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
• See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts

Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m., Eastern Time on most business days or your financial representative.

• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

• Redemption proceeds exceeding $100,000 and sent check will by require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Amounts of $5 million or more will be wired on the next business day.

• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months or a John Hancock funds business/ organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI Line	Signature Services, Inc.
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

The fund may change or cancel their exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Additional information concerning taxes” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the

Value Opportunities Fund – Your account

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redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Value Opportunities Fund – Your account

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•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31, from your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Value Opportunities Fund – Your account

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Appendix to Prospectus of John Hancock Value Opportunities Fund

Class I shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Value Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class I shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class I shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Value Opportunities Fund – Appendix

15

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008: $31,680,413

GMO U.S. Small/Mid Cap Value Fund Class III, total returns

Best quarter: Q2 ’03, 23.22% Worst quarter: Q3 ’02, –19.71%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
0.03	2.95	19.01	9.91	–11.48	45.26	20.80	8.03	10.86	–12.55

GMO U.S. Small/Mid Cap Value Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–19.47	0.12	12.52	6.40

Russell 2500 Value Index	–16.54	4.41	15.56	7.85

Russell 2500 Value Index — measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 1 star out of 287, 2 stars out of 215 and 3 stars out of 64 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Value Opportunities Fund – Appendix

16

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    63IPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Value Opportunities Fund

PROSPECTUS 7–1–08

▶ CLASS R1 SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	Value Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

4	Risks of investing

5	Who’s who

7	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

8	Who can buy shares

8	Class cost structure

8	Opening an account

9	Information for plan participants

10	Transaction policies

12	Dividends and account policies

12	Additional investor services

13	Appendix

For more information See back cover

 Fund summary

John Hancock
Value Opportunities Fund

Day-to-day investment management: Grantham, Mayo, Van Otterloo & Co., LLC

Class / Ticker      R1 / GOURX

Goal and strategy

To seek long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its assets in securities of small- and mid-cap companies and the fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with similar market capitalizations (“small- and mid-cap companies”). As of May 31, 2008, the average market capitalization of companies in the Russell 2500 Index ranged from $22 million to $21.3 billion. In addition, as of May 31, 2008, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.3 billion, and the median market capitalization was approximately $725 million.

The subadviser uses proprietary research and multiple quantitative models to identify small- and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the fund’s portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the additional descriptions of these risks beginning on page 4.

Active management risk The fund team’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Value Opportunities Fund – Fund summary

2

Past performance

Calendar year total returns – Class R1 (%)

Best quarter: Q2 ’07, 3.89 Worst quarter: Q3 ’07, –10.28 Year-to-date as of 3-31-08: –6.06

2007
–13.21

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		6-9-06

Class R1 before tax	–13.21	–2.46

After tax on distributions	–14.59	–3.65

After tax on distributions, with sale	–8.29	–2.65

Russell 2500 Value Index	–7.27	3.65

Calendar year total returns

They are shown only for Class R1 and would be different for other classes. How the fund’s returns vary from year to year can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based market indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with less-than-average growth orientation.

Investor costs

Annual operating expenses (%)	Class R1

Management fee	0.80

Distribution and service (12b-1) fees	0.50

Service plan fee[1]	0.00

Other expenses	13.92

Total fund operating expenses	15.22

Contractual expense reimbursement (at least until 6-30-09)[2]	–13.73

Net fund operating expenses	1.49

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R1

1 Year	152

3 Years	2,989

5 Years	5,275

10 Years	9,236

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Under the service plan, the fund may pay a fee of up to 0.25% for certain other services to retirement plans or participants. Service plan fees shown are actual fees paid for the previous fiscal year.

2	The adviser has contractually agreed to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets. Also, the adviser has contractually agreed to limit the total expenses of each class (excluding service plan fees) as follows: 1.49% for Class R1. For more information, see the Expense Limitation Agreement filed with the fund’s registration statement. These expense reimbursements shall continue in effect until June 30, 2009 and thereafter until terminated by the adviser.

Value Opportunities Fund – Fund summary

3

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subject the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

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owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the fund’s investment strategy without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of March 31, 2008, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to a subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

The fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the aggregate assets of the fund (together with the assets of the Value Opportunities Trust, a series of John Hancock Trust) determined in accordance with the following schedule, and that rate is applied to the assets of the fund.

		Between	Between	Excess
	First	$500 million	$1.0 billion	Over
	$500 million	and $1.0 billion	and $2.5 billion	$2.5 billion

Aggregate net assets of the fund	0.80%	0.78%	0.77%	0.76%

During their most recent full fiscal year, the fund paid the following management fee as a percentage of net assets to the investment adviser.

Value Opportunities Fund: 0.80%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, will be discussed in the fund’s August 31, 2008 semiannual report.

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Subadviser

Handles the fund’s day-to-day portfolio management.

Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
40 Rowes Wharf
Boston, MA 02110

GMO serves as subadviser to the fund. GMO is a private company, founded in 1977. As of February 29, 2008, GMO managed on a worldwide basis more than $139 billion for the mutual funds and institutional investors, such as pension plans, endowments, and foundations.

Portfolio management team — U.S. Quantitative Division

Day-to-day management of the fund is the responsibility of the U.S. Quantitative Division, which is comprised of several investment professionals associated with GMO, and no one person is primarily responsible for day-to-day management of the fund. The Division’s team members work collaboratively to manage the fund’s portfolio.

Sam Wilderman is the Director of the Division and the senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the portfolios.

Mr. Wilderman joined the Division as co-director in 2005. Prior to joining the U.S. Quantitative Division in 2005, Mr. Wilderman was responsible for research and portfolio management for GMO’s Emerging Markets Division. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

The SAI provides additional information about the manager’s compensation, other accounts managed and ownership of securities of the portfolio.

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This table details the performance of Class R1, including total return information showing how much an investment in the fund has increased or decreased each year. Figures were audited by PricewaterhouseCoopers LLP.

The financial statements of the fund as of February 29, 2008, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the fund’s financial statements, in the fund’s annual report, which has been incorporated by reference into the SAI and is available upon request.

Class R1 Shares

Per share operating performance	period ended 2-28-07[1]		2-29-08

Net asset value, beginning of period	$20.00		$22.32

Net investment income (loss)[2]	0.02	[3]	0.10

Net realized and unrealized gain (loss) on investments	2.53		(4.41)

Total from investment operations	2.55		(4.31)

Less distributions

From net investment income	(0.07)		(0.09)

From net realized gain	(0.16)		(0.96)

	(0.23)		(1.05)

Net asset value, end of period	$22.32		$16.96

Total return[4,5] (%)	12.80	[6]	(19.57)

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]		— [7]

Ratios (as a percentage of average net assets):

Expenses before reductions	21.69	[8]	15.22

Expenses net of fee waivers, if any	1.73	[8]	1.49

Expenses net of all fee waivers and credits	1.73	[8]	1.49

Net investment income (loss)	0.12	[3,8]	0.48

Portfolio turnover (%)	30	[6]	68

1	Class R1 shares began operations on June 12, 2006.

2	Based on the average of the shares outstanding.

3	Net investment income per share and ratio of net investment income to average net assets reflects a special dividend received by the Fund which amounted to $0.02 per share and 0.09% of average net assets.

4	Total returns would have been lower had certain expenses not been reduced during the periods shown.

5	Assumes dividend reinvestment.

6	Not annualized.

7	Less than $500,0000.

8	Annualized.

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 Your account

Who can buy shares

Class R1 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code)(529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R1 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest in Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R1 shares of the fund are sold without any front-end or deferred sales charges. Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the Rule 12b-1 plan, the fund pays a fee of up to 0.50% for the sale, distribution and service of its shares. Under the Service Plan, which authorizes the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans, the fund may pay a service fee of up to 0.25% of the fund’s average daily net assets.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.).

Because 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund.

Additional shares may be purchased through a Retirement Plan’s administrator or record keeper.

There is no minimum initial investment for Class R1 shares.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides record-keeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the fund.

To buy or sell shares, consult your plan administrator or retirement plan record keeper.

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, the fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by the fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of the fund’s shares reflects the value of the fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if the fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A shares without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

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Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares,” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

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Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan’s record keeper. Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31 by your plan’s record keeper.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the first business day after the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

On the fifth business day after month end, the following information for the fund is posted on the Web site: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. The holdings of the fund will be posted to the Web site within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Value Opportunities Fund – Your account

12

Appendix to Prospectus of John Hancock Value Opportunities Fund

Class R1 shares
Related Performance Information
Historical Performance of Corresponding GMO Portfolios

The Value Opportunities Fund commenced operations on June 12, 2006. The fund is modeled after a fund of GMO Trust (GMO) (the GMO Fund). The fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The fund is managed through a “manager of manager” structure whereas the GMO Fund is directly managed by GMO.

This Appendix presents historical performance information for the GMO Fund. Because of the similarities between the fund and the GMO Fund as described above, this information may help provide an indication of the fund’s risks by showing how a similar fund has performed historically. The performance of the GMO Fund, however, does not represent, and is not a substitute for, the performance of the fund, and you should not assume that the fund will have the same future performance as the GMO Fund. The future performance of the fund may be greater or less than the performance of the GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information — a bar chart and a table — is presented on the following page for the Class III shares of the GMO Fund that corresponds to the fund. The bar chart shows how the GMO Fund’s total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar chart and table would also be lower if the adviser to the GMO Fund had not reimbursed certain expenses of that fund during the periods shown.

The expenses of the Class R1 shares of the fund, including the Rule 12b-1 fees, are higher than the expenses of the Class III shares of the GMO Fund. The performance shown in the bar chart and table for the Class III shares of the GMO Fund would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the fund. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

Value Opportunities Fund – Appendix

13

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008: $31,680,413

GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns

Best quarter: Q2 ’03, 23.22% Worst quarter: Q3 ’02, –19.71%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
0.03	2.95	19.01	9.91	–11.48	45.26	20.80	8.03	10.86	–12.55

GMO U.S. Small/Mid Cap Value Fund average
annual total returns (%)	1 Year	3 Years	5 Years	10 Years

for periods ended 3-31-08

Class III	–19.47	0.12	12.52	6.40

Russell 2500 Value Index	–16.54	4.41	15.56	7.85

Russell 2500 Value Index — measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« «

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2008

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 1 star out of 287, 2 stars out of 215 and 3 stars out of 64 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Ratingtm for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Value Opportunities Fund – Appendix

14

For more information

Two documents are available that offer further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors’ report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report, prospectus or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090.

© 2008 JOHN HANCOCK FUNDS, LLC    63RPN 7/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS III
Statement of Additional Information
July 1, 2008
John Hancock Classic Value Mega Cap Fund
John Hancock Global Shareholder Yield Fund
John Hancock Growth Fund
John Hancock Growth Opportunities Fund
John Hancock International Allocation Portfolio
John Hancock International Core Fund
John Hancock International Growth Fund
John Hancock Intrinsic Value Fund
John Hancock U.S. Core Fund
John Hancock Value Opportunities Fund
This Statement of Additional Information (“SAI”) provides information about the series (each a “Fund”) of John Hancock Funds III (“JHF III”), in addition to the information that is contained in each Fund’s current prospectus (the “Prospectus”). Where relevant, this SAI refers to one Fund, the John Hancock International Allocation Portfolio, as the “Portfolio.”
The SAI is not a prospectus. It should be read in conjunction with the Prospectus. The SAI incorporates by reference each Fund’s Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
800-225-5291
www.jhfunds.com

ORGANIZATION OF THE FUNDS
Each Fund is a series of JHF III, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.
John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the “Adviser”) is the investment adviser to the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Assets under management by Manulife Financial and its subsidiaries amounted to approximately Cdn$400 billion (US$389 billion) as of March 31, 2008.
Manulife Financial Corporation trades as “MFC” on the Toronto Stock Exchange (“TSE”), New York Stock Exchange (the “NYSE”) and Pacific Stock Exchange (“PSE”), and under “0945” on the Stock Exchange of Hong Kong (“SEHK”). Information about Manulife Financial can be found on the Internet at www.manulife.com.
The Funds have different dates for the commencement of operations, which are listed below:

Fund	Commencement of Operations
John Hancock Classic Value Mega Cap Fund	March 1, 2007
John Hancock Global Shareholder Yield Fund	March 1, 2007
Growth Fund	June 12, 2006
Growth Opportunities Fund	September 16, 2005
International Allocation Portfolio	January 4, 2007
International Core Fund	September 16, 2005
International Growth Fund	June 12, 2006
Intrinsic Value Fund	June 12, 2006
U.S. Core Fund	June 12, 2006
Value Opportunities Fund	June 12, 2006
INVESTMENT OBJECTIVE AND POLICIES
The principal strategies and risks of investing in each Fund are described in the Prospectuses. Unless otherwise indicated in the Prospectuses or the SAI, the investment objective and policies of the Funds may be changed without shareholder approval.
Diversified and Non-Diversified Funds. As set forth in “Investment Restrictions” below, a Fund may be a “diversified” fund and, accordingly, is required to satisfy the “diversified” fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), which require that at least 75% of the value of a “diversified” fund’s total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that, for the purpose of this calculation, are limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.
As stated in the Prospectus, certain Funds are “non-diversified” funds under the 1940 Act, and as such are not required to satisfy the “diversified” requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.
All Funds, whether diversified or non-diversified, must nevertheless meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), as discussed further under “Taxes.”
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS
The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to descriptions of the Funds in the Prospectus regarding the practices in which a particular Fund may engage.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity’s preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth yet are the more volatile of the two asset classes.
Preferred stocks. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. Investments in convertible securities are not subject to the rating criteria with respect to their non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock. Therefore, investment risk is reduced because, in the event of bankruptcy, the issuer would be required to pay off the convertible securities before the common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.
Securities of Foreign Issuers. Certain Funds may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts (“ADRs”), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges.
ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter (“OTC”) market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.
Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund’s net asset value (“NAV”), the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund’s investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.
Foreign securities will be purchased in the best available market, whether through OTC markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the NYSE, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges; nevertheless, each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.
With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments, which could affect United States investments in those countries. Moreover, individual foreign economies may differ unfavorably from the United States’ economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
The dividends, in some cases capital gains and interest payable on certain of a Fund’s foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.
These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See “Securities of Emerging Market Issuers or Countries” below.
The U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors, such as the Funds. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in foreign securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.
A Fund’s ability and decision to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds’ portfolio strategies.
Securities of Emerging Market Issuers or Countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.
Depository Receipts. Many of the Funds may invest in ADRs, Global Depository Receipts (“GDRs”), and European Depository Receipts (“EDRs”) (collectively, “Depository Receipts”) consistent with a Fund’s investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.
Illiquid Securities. No Fund will invest more than 15% of its net assets in illiquid investments.
For this purpose, “illiquid securities” may include certain securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. If the Board of Trustees of JHF III (the “Board”) determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that these instruments are liquid, they will not be subject to the 15% limit on illiquid investments. The Board has adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Board will, however, retain sufficient oversight and be ultimately responsible for these determinations. The Board will carefully monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.
Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.
As long as the Securities and Exchange Commission (the “SEC”) maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.
Hedging, Derivatives and Other Strategic Transactions. The Funds are authorized to use a variety of investment strategies. The strategies described below will be used primarily for hedging purposes, including hedging various market risks (such as fluctuations in interest rates and currency exchange rates, and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by a Fund (such investment strategies and transactions are referred to as “Hedging, Derivatives and Other Strategic Transactions”). These strategies may also be used to gain exposure to a particular securities market.
Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in a Fund. These strategies may also be used to gain exposure to a particular market.
A detailed discussion of “Hedging, Derivatives and Other Strategic Transactions” follows. No Fund is obligated to pursue any of the strategies, and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a Fund’s ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended (the “CEA”), applicable rules and regulations of the CFTC thereunder and U.S. federal income tax considerations.
•	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;
•	financial futures contracts (including stock index futures);
•	interest rate transactions;*
•	currency transactions;**
•	swaps (including interest rate, index, equity, total return, credit default swaps and currency swaps); or
•	structured notes, including hybrid or “index” securities.

*	A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	A Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and Other Strategic Transactions may be used for the following purposes:
•	to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations;
•	to protect a Fund’s unrealized gains in the value of its securities;
•	to facilitate the sale of a Fund’s securities for investment purposes;
•	to manage the effective maturity or duration of a Fund’s securities;
•	to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or
•	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Options and Futures. Many of the Funds may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund’s performance.
Options. Funds that use options: (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date (“writing call options”); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date (“writing put options”); and (3) may buy the right to purchase securities from third parties (“call options”) or the right to sell securities to third parties (“put options”) for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund’s intention to qualify as a regulated investment company under the Code.
Writing Options. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.
A Fund will receive a premium for writing a put or call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.
If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.
A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.
Purchasing Options. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund’s purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.
Risk Factors in Options Transactions. The holder of an “American” option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer’s gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.
An exchange-traded option may be closed out only on a national securities exchange (“Exchange”), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).
The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser and its affiliates, and other clients of the Adviser or the Adviser’s affiliates may constitute such a group. These limits may restrict a Fund’s ability to purchase or sell options on a particular security.
An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See “Swap Contracts and Other Two-Party Contracts — Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts” below.
Futures. To the extent consistent with applicable law, a Fund permitted to do so may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities (“single stock futures”) or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.
A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are “cash settled” (rather than “physically settled,” as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.
The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.
In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.
Index Futures. Some Funds may purchase futures contracts on various securities indexes (“Index Futures”). A Fund’s purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.
A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract’s term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.
Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
Interest Rate Futures. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund’s investments in U.S. government securities and other fixed income securities.
Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” below for a description of the Funds’ use of options on currency futures.

A Fund’s ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.
Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.
To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.
A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.
The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.
The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser or any subadviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return would be less than if it had not engaged in the hedging transaction.
As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund’s NAV will fluctuate with the value of the instrument as if it were already in the Fund’s portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.
Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.
If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.
The Funds’ ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund’s ability to engage in options and futures transactions may be limited by tax considerations.
Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.
In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through treatment of income under the Code of and/or to maintain exempt status under the 1940 Act. See “Taxes” for a discussion of special tax considerations relating to a Fund’s investment in REITs.
Swap Contracts and Other Two-Party Contracts. Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.
Swap Contracts. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap,” two parties agree to exchange returns (or differentials in rates of return) calculated on a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Interest Rate and Currency Swap Contracts. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).
Equity Swap Contracts, Commodities Swap Contracts and Contracts for Differences. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the Standard & Poor’s (“S&P”) 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.
If a Fund enters into an equity or commodity swap contract (long or short), the Fund’s NAV will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the

Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.
Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. Often, one or both “baskets” will be an established securities index. A Fund’s return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Adviser or any subadviser believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Interest Rate Caps, Floors and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See “Risks Associated with Options Transactions” and “Risks Associated with Futures Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.
Total Return Swaps. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.
Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The subadvisers monitor the creditworthiness of OTC derivatives counterparties.
Typically, a Fund will enter into these transactions only with counterparties that, at the time it enters into a transaction, have long-term debt ratings of A or higher by S&P or Moody’s Investors Service (“Moody’s”). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by S&P and/or a comparable rating by Moody’s.
Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. Each Fund has claimed an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA.
Uses of Derivatives

Introduction and Overview
Function of Derivatives in Funds. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or OTC products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.
Derivative Exposure. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of a Fund’s total assets.
Use of Derivatives by the Funds
Types of derivatives used by the Funds that invest in U.S. securities:
•	Options, futures contracts, and related options on securities indexes;

•	Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities;

•	Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and

•	Contracts for differences, i.e., equity swaps that contain both long and short equity components.
Hedging
•	Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

•	Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.
No limit exists with respect to the absolute face value of derivatives used for hedging purposes.
Investment
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to “equitize” cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund’s underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

Risk Management — Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser or a subadviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Adviser or a subadviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.
Types of derivatives used by the Funds that invest in foreign securities (other than foreign currency derivative transactions):
•	Options, futures contracts, and related options on securities indexes;

•	Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities;

•	Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities;

•	Contracts for differences, i.e., equity swaps that contain both long and short equity components; and

•	Warrants and rights.
Hedging
•	Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

•	Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.
No limit exists with respect to the absolute face value of derivatives used for hedging purposes.
Investment
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to “equitize” cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund’s underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

Risk Management — Synthetic Sales and Purchases
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.
For example, if a Fund holds a large proportion of stocks of a particular market and the Adviser or a Subadviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.
Foreign Currency Derivative Transactions Employed by the Funds that invest in foreign securities:
•	Buying and selling spot currencies;

•	Forward foreign currency contracts;

•	Currency futures contracts and related options;

•	Options on currencies; and

•	Currency swap contracts.
Hedging
•	Traditional Hedging: A Fund may effect foreign currency transactions — generally short forward or futures contracts — to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

•	Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may “lock in” the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

•	Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser or a subadviser believes is highly correlated to the currency being hedged.
Investment
A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.
Risk Management
Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund’s investment in securities denominated in that currency.

A Fund will typically not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). A Fund’s foreign currency exposure may differ significantly, however, from the currency exposure represented by the Fund’s equity investments.
Repurchase Agreements. A Fund may enter into repurchase agreements with banks and broker-dealers. A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements. A repurchase agreement is a contract under which a Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) inability to enforce rights and the expenses involved in attempted enforcement.
Investment Companies. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds (“ETFs”)). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company’s fees and expenses.
In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.
ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”) and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the NYSE). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the NAV of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of an ETF is based on the NAV of a basket of stocks. Some ETFs have obtained an exemptive order from the SEC that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.
Fund of Funds Risk Factors. As permitted by Section 12 of the 1940 Act, and as described in its Prospectus, the Portfolio invests in the Funds, and other mutual funds, and may reallocate or rebalance assets among the underlying Funds.
From time to time, one or more of the underlying Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of the Portfolio (“Rebalancings”), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”). Shareholders should note that Rebalancings may affect the underlying Funds: underlying Funds subject to redemptions by the Portfolio may find it necessary to sell securities; and the underlying Funds that receive additional cash from the Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when the Portfolio owns, redeems, or invests in, a substantial portion of an underlying Fund. Rebalancings could affect the underlying Fund as noted below which could adversely affect their performance and, therefore, the performance of the Portfolio.
Both the Adviser and MFC Global (U.S.A.) will monitor the impact of Rebalancings on the Portfolio and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of the Portfolio. However, there is no guarantee that the Adviser and MFC Global (U.S.A.) will be successful in doing so.
Possible Adverse Effects of Rebalancings on the Underlying Funds:
1.	Underlying Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2.	Rebalancings may increase brokerage and/or other transaction costs of the underlying Funds.

3.	When the Portfolio owns a substantial portion of an underlying Fund, a large redemption by the Portfolio could cause that underlying Fund’s expenses to increase and could result in the underlying Fund becoming too small to be economically viable.

4.	Rebalancings could accelerate the realization of taxable capital gains in an underlying Fund subject to large redemptions if sales of securities results in capital gains.
The Portfolio and underlying Funds are managed by the Adviser. MFC Global (U.S.A.), which is an affiliate of the Adviser, is the subadviser to the Portfolio and to certain of the underlying Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor the Portfolio and the underlying Funds and MFC Global (U.S.A.) has the responsibility to manage the Portfolio and certain of the underlying Funds. As noted above, the Adviser and MFC Global (U.S.A.) will monitor the impact of Rebalancings on the underlying Funds and attempt to minimize any adverse effect of the Rebalancings on the underlying Funds, consistent with pursuing the investment objective of the Portfolio.
With respect to Rebalancings, shareholders should also note that MFC Global (U.S.A.), as the subadviser to the Portfolio and certain of the underlying Funds, may appear to have an incentive to allocate more Portfolio assets to those underlying Funds that it subadvises. The Adviser will monitor MFC Global (U.S.A.)’s allocation of the Portfolio’s assets to the underlying Funds to attempt to ensure that assets are not allocated to other MFC Global (U.S.A.) subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global (U.S.A.) as subadviser to an underlying Fund, the Board will consider the extent to which any conflicts of interest arising from which affiliation between the Adviser and MFC Global (U.S.A.) is mitigated, reduced or eliminated.
Cash and Other High Quality Instruments. Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian’s books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers’ acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.
Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over short periods of time. These rates generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.
Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Currency futures can be and often are closed out, however, prior to delivery and settlement (see “Futures” for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.
Warrants and Rights. A Fund may purchase warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund’s Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund’s assets as compared with investing the same amount in the underlying stock.
Forward Commitment and When-Issued Securities. A Fund may purchase securities on a when-issued or forward commitment basis. “When-issued” refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.
When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund’s losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.
On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.
U.S. Government and Foreign Government Securities. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)).
Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.
Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities, and include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.
Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund that holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may also be necessary in order for the Adviser to reallocate assets among the sectors. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds’ portfolio turnover rates are set forth in the table under the caption “Financial Highlights” in the Prospectus.
Securities Lending. Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The collateral is managed by an affiliate of the Adviser. In addition, a Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting unless it recalls the loaned securities in advance of the record date for the meeting. Each Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Fund to lend securities to Morgan Stanley on a principal basis. It is presently anticipated that Morgan Stanley will be the primary borrower of securities of the Funds. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Investments in Creditors’ Claims. Certain Funds may purchase creditors’ claims in bankruptcy (“Creditors’ Claims”), which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A Fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.

CMOs purchased by a fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a Fund’s relatively stable NAV.
Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus’ disclosure for a Fund, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies”.
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•	liquidity protection; and

•	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of both the equity tranche and the CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds (excluding Lifestyle Trusts) may invest in CDOs that are subordinate to other classes and, therefore, receive payments only after the obligations of the more senior class have been satisfied; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and the SAI, means the approval by the lesser of: (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting; or (2) more than 50% of the Fund’s outstanding shares.
Without approval of a majority of the outstanding voting securities of the relevant Fund, JHF III will not take any of the following actions with respect to any Fund or as indicated:
(1)	Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund’s custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.
(2)	With respect to all Funds, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)
(3)	With respect to all Funds, John Hancock International Core Fund, and John Hancock International Growth Fund, make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.
(4)	Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act.
(5)	Purchase or sell real estate except that the Funds may (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts; (iii) invest in securities that are secured by real estate or interests therein; (iv) purchase and sell mortgage-related securities; and (v) hold and sell real estate acquired by the Funds as a result of the ownership of securities.
(6)	Make loans, except that each Fund (i) may lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Fund’s total assets taken at market value; (ii) may enter into repurchase agreements; and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities.
(7)	Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Fund’s investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

For purposes of the concentration policy a fund of funds, if any, will look through to the portfolio holdings of the underlying Funds in which it invests and will aggregate the holdings of the underlying Funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying Funds that are part of the John Hancock family of funds will be aggregated; a Fund of funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.
(8)	Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Funds may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the Funds may indirectly invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.
(9)	Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund’s custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10)	With respect to each of the John Hancock U.S. Core Fund, John Hancock Value Opportunities Fund, John Hancock International Core Fund, and John Hancock International Growth Fund, cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.
Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Board without shareholder approval.
JHF III will not take any of the following actions with respect to any Fund or as indicated:
(1)	Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2)	Invest for the purpose of exercising control over or management of any company.

(3)	Invest more than 15% of net assets in illiquid securities. For this purpose, “illiquid securities” may include certain restricted securities under the federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the 1933 Act, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Board.

(4)	With respect to all Funds, pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)
Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
Investment Restrictions that May be Changed Only on 60 Days’ Notice to Shareholders. In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy for each of the Funds named below is subject to change only upon 60 days’ prior notice to shareholders; refer to the applicable Prospectus for each Fund’s “Investment Strategies”:
John Hancock Classic Value Mega Cap Fund
John Hancock U.S. Core Fund
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each Fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). The portfolio turnover rates for the Funds for fiscal years ended: (i) February 28, 2006; (ii) February 28, 2007; and (iii) February 29, 2008 were as follows:

	Year ended February	Year ended February	Year ended February
Fund	28, 2006	28, 2007	29, 2008
Classic Value Mega Cap Fund	N/A	N/A	38%
Global Shareholder Yield Fund	N/A	N/A	24%
Growth Fund	N/A	93%	95%
Growth Opportunities Fund	43%	96%	262%
International Allocation Portfolio	N/A	3%	23%
International Core Fund	22%	37%	50%
International Growth Fund	N/A	41%	97%
Intrinsic Value Fund	N/A	32%	72%
U.S. Core Fund	N/A	36%	81%
Value Opportunities Fund	N/A	30%	68%

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of JHF III has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHF III and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of the Fund’s subadvisers, principal underwriter or affiliated persons of the Fund’s Adviser or principal underwriter. JHF III’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF III applies its policy uniformly to all parties, including individual and institutional investors, intermediaries, affiliated persons of the Fund, and to all third party service providers and rating agencies.
JHF III posts on the fifth business day after month-end, the following information for the Fund on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition. JHF III posts to its Web site the Portfolio’s complete portfolio holdings within thirty (30) days after each calendar month end. The Funds and Portfolio also disclose their complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of JHF III’s fiscal year and on Form N-CSR on the second and fourth quarter ends of JHF III’s fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a fund’s portfolio holdings with their annual and semi-annual reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of the Fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF III and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF III’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF III. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF III, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF III’s shareholders.

The receipt of compensation by the Fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
THOSE RESPONSIBLE FOR MANAGEMENT
The business of JHF III, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” (as defined by the 1940 Act) of the Funds (the “Independent Trustees”). The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Board. Several of the officers and Trustees of the Funds are also officers or directors of the Adviser, or officers or directors of the principal distributor to the Funds, John Hancock Funds, LLC (the “Distributor”). Each Trustee serves in a similar capacity for other John Hancock funds. The address of each Trustee and officer is 601 Congress Street, Boston, Massachusetts 02210. Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Independent Trustees:

				Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
James F. Carlin Born: 1940	Chairman and Trustee	2008 (since 2006)	Director and Treasurer, Alpha Analytical Laboratories (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Director/Treasurer, Rizzo Associates (engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investme nts) (since 1987); Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999)	54

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
William H. Cunningham Born: 1944	Trustee	(since 2005)	Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001); Director of the following:	54
			Hicks Acquisition Company 1, Inc. (since October 2007); Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank — Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
Charles L. Ladner Born: 1938	Trustee	(since 2005)	Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2007).	54

John A. Moore Born: 1939	Trustee	(since 2006)	President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting)(since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).	54

Patti McGill Peterson Born: 1943	Trustee	(since 2006)	Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for International Exchange of Scholars and Vice President, Institute of International Education (until 2007); Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until 1998); Former President of Wells College, Aurora, NY and St. Lawrence University; Canton, NY; Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Exchange (since 2003).	54

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

				Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
Steven R. Pruchansky Born: 1944	Trustee	(since 2006)	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).	54

Non-Independent
Trustee
James R. Boyle (3) Born: 1959	Trustee	(since 2005)	Executive Vice President, Manulife Financial Corporation (since 1999); President John Hancock Variable Life Insurance Company (since March 2007); Executive ice President, John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the “Adviser”), The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) and John Hancock Funds, LLC (since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004).	257

(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.

(3)	Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
Principal Officers who are not Trustees

Keith F. Hartstein Born: 1956	President and Chief Executive Officer	(since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice	N/A
President, John Hancock Funds, LLC (until 2005);

Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	(since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006) and Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel , MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel , MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
Principal Officers who are not Trustees

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	(Since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone Born: 1956	Treasurer	(Since 2005)	Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998-2000).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Number of John
Name, Year of	Position(s) Held	Trustee/	Principal Occupation(s) and other	Hancock Funds
Birth, and Address (1)	with Fund	Officer since (2)	Directorships During Past 5 Years	Overseen by Trustee
Principal Officers who are not Trustees

John G. Vrysen Born: 1955	Chief Operating Officer	(since 2007)	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007-Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (June 2007 to Present); Director, Executive Vice President, and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005-June 2007 ); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations Manulife Wood Logan (2000-2004).	N/A

Charles A. Rizzo Born: 1959	Chief Financial Officer	(since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Board has established the following committees: (i) an Audit and Compliance Committee composed solely of Independent Trustees (Messrs. Moore and Ladner and Ms. Peterson); (ii) a Governance Committee composed of all of the Independent Trustees; (iii) a Contracts/Operations Committee composed solely of Independent Trustees (Messrs. Pruchansky, Carlin and Cunningham); and (iv) an Investment Performance Committee composed of all of the Independent Trustees.
The Audit and Compliance Committee is responsible for the review of internal and external accounting and auditing procedures of JHF III and, among other things, the consideration and selection of independent registered public accounting firm for JHF III, approval of all significant services proposed to be performed by its independent registered public accounting firm and consideration of the possible effect of such services on the registered public accounting firm’s. The Audit and Compliance Committee reviews and makes recommendations to the Board regarding certain compliance matters relating to JHF III.
The Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of JHF III at 601 Congress Street, Boston, MA 02210.
The Investment Committee reviews investment matters relating to the Funds.
During the fiscal year ended February 29, 2008, the Audit and Compliance Committee held 4 meetings, the Governance Committee held 4 meetings, and the Investment Performance Committee held five meetings.
Compensation of Trustees and Officers for fiscal year ending February 29, 2008
The following table provides information regarding the compensation paid by JHF III and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of JHF III for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board Chairman receives a $10,000 annual retainer. JHF III does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF III pursuant to the Advisory Agreement described below and receives no compensation from JHF III. The other named officers receive no compensation from JHF III, and are compensated by the Adviser and/or affiliates for their services. The officers of JHF III may spend only a portion of their time on the affairs of JHF III.
Compensation Table (1)

		Total Compensation from JHF III
		and the John Hancock Fund
Independent Trustees	Total Compensation from JHF III	Complex (2)(3)
Mr. Carlin	$14,561	$209,119
Mr. Cunningham	$13,128	$136,250
Mr. Ladner	$14,561	$167,500
Mr. Moore	$16,321	$202,500
Ms. Peterson	$10,042	$93,750
Mr. Pruchansky	$13,258	$140,000

(1)	Compensation received for services as Trustee or officer. Although JHF III does not maintain a pension or retirement plan for any of its Trustees or officers, through their service as Independent Trustees of other John Hancock funds, the Independent Trustees may participate in the John Hancock Deferred Compensation Plan for Independent Trustees. Under the Plan, an Independent Trustee may elect to have his deferred fees invested by a fund in shares of one or more funds in the John Hancock fund complex and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees does not obligate any fund to retain the services of any Trustee or obligate a fund to pay any particular level of compensation to the Trustee.

(2)	Total compensation paid by the John Hancock Fund Complex includes all funds in the John Hancock family of funds. Information is as of February 29, 2008 for 57 funds of 24 trusts in the Fund Complex.

(3)	As of February 29, 2008, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex amounted to $235,745 for Mr. Cunningham, $86,852 for Mr. Ladner, $351,525 for Mr. Moore, $154,732 for Ms. Peterson, and $367,612 for Mr. Pruchansky.
Trustee Ownership of Shares of the Funds (1)
The table below lists the amount of securities of each Fund beneficially owned by each Trustee as of December 31, 2007. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

	Independent						Interested
	Trustees:						Trustee:
JHF III Fund	Mr. Carlin	Mr. Cunningham	Mr. Ladner	Mr. Moore	Ms. Peterson	Mr. Pruchansky	Mr. Boyle
Classic Value Mega Cap	B	A	A	A	A	A	A
Global Shareholder Yield	B	A	A	B	A	A	A
Growth	B	A	B	A	A	A	A
Growth Opportunities	B	A	C	B	B	A	A
International Allocation	B	A	A	A	A	A	A
International Core	B	A	B	C	C	A	A
International Growth	B	A	B	A	A	A	A
Intrinsic Value	B	A	B	A	A	A	A
U.S. Core	B	A	B	A	A	A	A
Value Opportunities	B	A	B	A	A	A	A
Aggregate Dollar Range of Holdings in Funds of the John Hancock Funds Complex	E	C	E	E	E	E	C

(1)	As discussed above, although JHF III does not maintain a deferred compensation plan, the Independent Trustees, through their service as Trustees of other John Hancock funds, may participate in the Deferred Compensation Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his or her deferred compensation, the “Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee” would be greater.
All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.
SHAREHOLDERS OF JHF III
As of May 31, 2008, all the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (“JHLICO U.S.A.”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (“JHLICO New York”) (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act.
JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
As of May 31, 2008, the Trustees and officers of each Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each Fund except that as a group they beneficially own 86.73% of Class I shares of Growth Opportunities Fund. Accordingly, the Trustees and officers of the JHF III may be deemed to control these shares.
As of May 31, 2008 the following shareholders owned of record 5% or more of the outstanding classes of shares of the Funds indicated below:

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

CLASSIC VALUE MEGA CAP	A	CHARLES SCHWAB & CO INC	MUTUAL FUNDS DEPT	32,280.372	5.46%
			101 MONTGOMERY ST
			SAN FRANCISCO CA 94104-4151

CLASSIC VALUE MEGA CAP	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	476,455.880	80.66%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

CLASSIC VALUE MEGA CAP	B	JOHN HANCOCK LIFE INSURANCE CO	CUSTODIAN FOR THE SARSEP IRA OF	933.414	5.24%
			ROYAL OAKS MEDICAL CENTER
			ANTHONY KINSELLA
			400 N CARPENTER RD
			TITUSVILLE FL 32796-2241

CLASSIC VALUE MEGA CAP	B	NFS LLC FEBO	DAVID VICTOR	3,033.981	17.03%
			DAVID & JUDITH M VICTOR TTEES
			8907 N ARROYA GRANDE DR

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

			PHOENIX AZ 85028-5338

CLASSIC VALUE MEGA CAP	B	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	10,282.500	57.72%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

CLASSIC VALUE MEGA CAP	C	PERSHING LLC	PO BOX 2052	3,048.780	5.85%
			JERSEY CITY NJ 07303-2052

CLASSIC VALUE MEGA CAP	C	H&R BLOCK FINANCIAL ADVISORS	DIME BUILDING	3,084.710	5.92%
			719 GRISWOLD ST STE 1700
			DETROIT MI 48226-3318

CLASSIC VALUE MEGA CAP	C	PERSHING LLC	PO BOX 2052	3,483.758	6.69%
			JERSEY CITY NJ 07303-2052

CLASSIC VALUE MEGA CAP	C	MLPF&S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	3,609.903	6.93%
			ATTN: FUND ADMINISTRATION 976F0
			4800 DEERLAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

CLASSIC VALUE MEGA CAP	C	RAYMOND JAMES & ASSOC INC CSDN	FBO MARLENE DIEHL IRA	5,261.044	10.10%
			611 ADENS WOODS CT
			COLUMBIA MO 65201-6798

CLASSIC VALUE MEGA CAP	C	RAYMOND JAMES & ASSOC INC CSDN	FBO WILLIAM C DIEHL TRUST (BENE) IR	7,252.400	13.92%
			WILLIAM C DIEHL (DECD)
			MARLENE DIEHL TTEE
			611 ADENS WOODS CT
			COLUMBIA MO 65201-6798

CLASSIC VALUE MEGA CAP	C	RAYMOND JAMES & ASSOC INC CSDN	FBO ROBERT P JOHNS IRA	11,669.366	22.39%
			1810 W. ARROW ROUTE APT 2
			UPLAND CA 91786-4200

CLASSIC VALUE MEGA CAP	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	979.064	5.90%

CLASSIC VALUE MEGA CAP	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	1,060.985	6.39%
			SAN DIEGO CA 92121-1968

CLASSIC VALUE MEGA CAP	I	MLPF&S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	3,621.005	21.82%
			ATTN: FUND ADMINISTRATION
			4800 DEERLAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

CLASSIC VALUE MEGA CAP	I	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	10,397.653	62.65%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

CLASSIC VALUE	R1	JOHN HANCOCK LIFE	ATTN: KELLY A CONWAY	10,348.166	93.80%

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

MEGA CAP		INSURANCE CO USA	601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

GLOBAL SHAREHOLDER YIELD	A	A G EDWARDS & SONS INC	CO-OPERATIVE FIRE INS	97,650.000	5.41%
			ASSN OF VERMONT
			1 N JEFFERSON AVE
			SAINT LOUIS MO 63103-2287

GLOBAL SHAREHOLDER YIELD	C	RAYMOND JAMES & ASSOC INC	FBO FIRST HOPE	68,706.974	13.73%
			C/O FIRST NATIONAL BANK
			OF HOPE TRUST DEPARTMENT
			161 NEWTON SPARTA RD
			NEWTON NJ 07860-2771

GLOBAL SHAREHOLDER YIELD	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	10,319.194	100.00%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

GROWTH	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	779,618.351	73.94%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

GROWTH	B	MS&CO FBO	ROBERT A KIRK	1,928.490	5.55%
			1017 MISSISSIPPI AVE
			DAVENPORT IA 52803-3938

GROWTH	B	PERSHING LLC	P.O. BOX 2052	2,044.832	5.89%
			JERSEY CITY NJ 07303-2052

GROWTH	B	MG TRUST CUSTODIAN	FBO WOODBRIDGE PEDIATRICS LTD	2,266.561	6.53%
			401K PLAN
			700 17TH ST STE 150
			DENVER CO 80202-3502

GROWTH	B	JOHN HANCOCK LIFE INSURANCE CO	CUSTODIAN FOR THE JHF SEP IRA OF	2,423.276	6.98%
			IAN CARTWRIGHT
			5 BEECH GLEN ST
			ROXBURY MA 02119-1426

GROWTH	B	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	11,133.396	32.06%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

GROWTH	C	CO CUST FBO	RAYMOND L FUNK R/O IRA	7,366.624	8.13%
			DTD 11/05/07
			4432 SW DUNDEE CT
			PALM CITY FL 34990-4466

GROWTH	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	32,105.338	35.43%
			ATTN: FUND ADMINISTRATION

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

GROWTH	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	186.096	10.53%
			SAN DIEGO CA 92121-1968

GROWTH	I	NFS LLC FEBO	NFS/FMTC IRA	483.842	27.37%
			FBO CHRISTOPHER J CROWLEY
			18 CAPTAIN PIERCE RD
			SCITUATE MA 02066-2622

GROWTH	I	NFS LLC FEBO	NFS/FMTC IRA	483.871	27.38%
			FBO BRIAN B AUSTIN
			526 TEMPLE ST
			DUXBURY MA 02332-2917

GROWTH	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	613.681	34.72%
			SARAH L HARTSTEIN
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

GROWTH	R1	MG TRUST COMPANY CUST FBO	H & H INSPECTION SERVICES	464.764	7.29%
			700 17TH ST STE 300
			DENVER CO 80202-3531

GROWTH	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,338.316	83.73%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

GROWTH OPPORTUNITIES	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	15,620.341	12.92%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

GROWTH OPPORTUNITIES	I	MG TRUST CUSTODIAN	FBO EKK EAGLE AMERICA	75.217	12.45%
			700 17TH ST STE 150
			DENVER CO 80202-3502

GROWTH OPPORTUNITIES	I	NFS LLC FEBO	SARAH L HARTSTEIN	523.957	86.73%
			KEITH F HARTSTEIN TTEE
			SARAH L HARTSTEIN REVOCTRUST
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

GROWTH OPPORTUNITIES	R1	MG TRUST COMPANY CUST FBO	CVB CONSULTING GROUP INC	728.713	12.47%
			700 17TH ST STE 300
			DENVER CO 80202-3531

GROWTH OPPORTUNITIES	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	4,557.298	77.97%

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTERNATIONAL ALLOCATION PORT	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	1,545,196.175	48.05%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTERNATIONAL ALLOCATION PORT	B	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	22,741.452	13.58%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL ALLOCATION PORT	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	104,499.845	11.09%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL ALLOCATION PORT	I	MLPF&S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	4,152.293	5.13%
			ATTN: FUND ADMINISTRATION
			4800 DEERLAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL ALLOCATION PORT	I	PERSHING LLC	PO BOX 2052	5,322.191	6.58%
			JERSEY CITY NJ 07303-2052

INTERNATIONAL ALLOCATION PORT	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	7,954.164	9.83%
			SAN DIEGO CA 92121-1968

INTERNATIONAL CORE	A	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	170,351.153	5.09%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL CORE	A	CHARLES SCHWAB & CO INC	MUTUAL FUNDS DEPT	338,165.323	10.10%
			101 MONTGOMERY ST
			SAN FRANCISCO CA 94104-4151

INTERNATIONAL CORE	B	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	33,331.794	7.16%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS	63,876.069	18.85%

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

CORE			CUSTOMERS
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL CORE	I	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	2,477.056	5.21%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL CORE	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	3,360.252	7.07%
			SARAH L HARTSTEIN
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

INTERNATIONAL CORE	I	PERSHING LLC	PO BOX 2052	5,218.081	10.98%
			JERSEY CITY NJ 07303-2052

INTERNATIONAL CORE	I	SEI PRIVATE TRUSTCO	FBO FRANKLIN STREET TRUST	6,285.984	13.23%
			1 FREEDOM VALLEY DR
			OAKS PA 19456

INTERNATIONAL CORE	I	NFS LLC FEBO	RALEIGH CEMETERY ASSOCIATION	9,106.444	19.17%
			JOSEPH E FREED
			PO BOX 26867
			RALEIGH NC 27611-6867

INTERNATIONAL CORE	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	3,090.002	84.80%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTERNATIONAL GROWTH	A	PERSHING LLC	PO BOX 2052	83,398.300	7.39%
			JERSEY CITY NJ 07303-2052

INTERNATIONAL GROWTH	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	797,039.608	70.59%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTERNATIONAL GROWTH	B	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	21,229.467	40.50%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTERNATIONAL GROWTH	I	C/O US TRUST COMPANY	ATWELL & CO FBO	4,135.649	7.40%
			P O BOX 456
			WALL STREET STATION
			NEW YORK NY 10005

INTERNATIONAL GROWTH	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	9,251.816	16.55%

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

			SARAH L HARTSTEIN
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

INTERNATIONAL GROWTH	I	C/O US TRUST COMPANY	ATWELL & CO FBO	12,386.457	22.16%
			P O BOX 2044
			PECK SLIP STATION
			NEW YORK NY 10038

INTERNATIONAL GROWTH	I	NFS LLC FEBO	BANK OF AMERICA NA	13,175.074	23.57%
			PACO
			CASH/CASH
			PO BOX 831575
			DALLAS TX 75283-1575

INTERNATIONAL GROWTH	R1	MG TRUST COMPANY CUST FBO	GRAHAM CONSULTING	311.409	5.09%
			700 17TH ST STE 300
			DENVER CO 80202-3531

INTERNATIONAL GROWTH	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,491.070	89.69%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTRINSIC VALUE	A	CHARLES SCHWAB & CO INC	MUTUAL FUNDS DEPT	54,890.834	5.66%
			101 MONTGOMERY ST
			SAN FRANCISCO CA 94104-4151

INTRINSIC VALUE	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	802,789.796	82.74%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTRINSIC VALUE	B	FIRST CLEARING LLC	H EILEEN RICKARD R/O IRA	892.053	5.60%
			FCC AS CUSTODIAN
			8076 PRIEM RD
			STRONGSVILLE OH 44149-1101

INTRINSIC VALUE	B	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	961.184	6.03%
			SAN DIEGO CA 92121-1968

INTRINSIC VALUE	B	LUZ M MARQUEZ TTEE	MARQUEZ AND ASSOCIATES P A	1,201.704	7.54%
			PENSION PLAN
			HOUSTON TX 77090

INTRINSIC VALUE	B	PERSHING LLC	PO BOX 2052	1,233.232	7.74%
			JERSEY CITY NJ 07303-2052

INTRINSIC VALUE	B	LUZ M MARQUEZ	PO BOX 631049	1,564.548	9.82%
			HOUSTON TX 77263-1049

INTRINSIC VALUE	B	PERSHING LLC	PO BOX 2052	1,693.439	10.62%
			JERSEY CITY NJ 07303-2052

INTRINSIC VALUE	B	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	1,797.677	11.28%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

INTRINSIC VALUE	C	ROBERT W BAIRD & CO INC	777 E WISCONSIN AVE	1,112.527	5.58%
			MILWAUKEE WI 53202-5300

INTRINSIC VALUE	C	FIRST CLEARING, LLC	JOHNNIE S HASTINGS	1,157.989	5.81%
			101 OKAMATO ST
			RALEIGH NC 27603-1987

INTRINSIC VALUE	C	NFS LLC FEBO	JIMMY LEE DIDIER	1,999.846	10.03%
			BEVERLY JOYCE DIDIER
			PO BOX 180727
			FORT SMITH AR 72918-0727

INTRINSIC VALUE	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	5,233.993	26.25%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

INTRINSIC VALUE	I	ANDREW W VERNON	505 BELMONT AVE E APT 1005	566.594	7.64%
			SEATTLE WA 98102-6706

INTRINSIC VALUE	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	609.410	8.22%
			SARAH L HARTSTEIN
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

INTRINSIC VALUE	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	671.649	9.05%
			SAN DIEGO CA 92121-1968

INTRINSIC VALUE	I	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,570.559	75.09%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

INTRINSIC VALUE	R1	MG TRUST COMPANY CUST FBO	GRAHAM CONSULTING	387.854	6.50%
			700 17TH ST STE 300
			DENVER CO 80202-3531

INTRINSIC VALUE	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,528.951	92.65%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

US CORE	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	777,709.051	86.86%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

US CORE	B	FIRST CLEARING LLC	FRANCINE DRUTH TTEE	652.249	5.41%
			U/W ALFRED S DRUTH INSURANCE
			2906 HAWTHORN LN
			WILMETTE IL 60091-2113

US CORE	B	JOHN HANCOCK LIFE INSURANCE CO	CUSTODIAN FOR THE 403(B) PLAN OF	709.476	5.89%
			REVERE PUBLIC SCHOOLS
			FBO MARY CALVERT
			17 KINGMONT ST
			WAKEFIELD MA 01880-4323

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

US CORE	B	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	762.615	6.33%
			SAN DIEGO CA 92121-1968

US CORE	B	OPPENHEIMER & CO INC. FBO	FBO JAMES J RYZINSKI IRA	780.570	6.48%
			325 19TH AVE NE
			ST PETERSBURG FL 33704-3510

US CORE	B	CITIGROUP GLOBAL MARKETS INC	ATTN CINDY TEMPESTA 7TH FLOOR	802.452	6.66%
			333 WEST 34TH STREET
			NEW YORK NY 10001-2402

US CORE	B	PERSHING LLC	PO BOX 2052	903.751	7.50%
			JERSEY CITY NJ 07303-2052

US CORE	B	NFS LLC FEBO	NFS/FMTC ROLLOVER IRA	1,193.690	9.91%
			FBO PETER G MANSON
			4 FROST CMN
			SLINGERLANDS NY 12159-2405

US CORE	B	JOHN HANCOCK LIFE INSURANCE CO	REICH INSURANCE INC SIM IRA	1,755.072	14.56%
			FREDERICK S WITTICH JR
			117 SPOOK LN
			READING PA 19606-9690

US CORE	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	87,818.418	83.00%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

US CORE	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	584.180	5.57%
			SARAH L HARTSTEIN
			U/A 08/02/06
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

US CORE	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	808.625	7.71%
			SAN DIEGO CA 92121-1968

US CORE	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	1,479.570	14.10%
			SAN DIEGO CA 92121-1968

US CORE	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	1,479.570	14.10%
			SAN DIEGO CA 92121-1968

US CORE	I	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,358.516	51.08%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

US CORE	R1	JOHN HANCOCK LIFE	ATTN: KELLY A CONWAY	5,319.349	100.00%

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

		INSURANCE CO USA	601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

VALUE OPPORTUNITIES	A	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	776,719.142	83.46%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804

VALUE OPPORTUNITIES	B	PERSHING LLC	PO BOX 2052	887.030	5.72%
			JERSEY CITY NJ 07303-2052

VALUE OPPORTUNITIES	B	NFS LLC FEBO	NFS/FMTC IRA	907.312	5.85%
			FBO LOUIS H FANN
			799 SEVEN HILLS LN
			SAINT CHARLES MO 63304-1439

VALUE OPPORTUNITIES	B	PERSHING LLC	PO BOX 2052	1,012.273	6.52%
			JERSEY CITY NJ 07303-2052

VALUE OPPORTUNITIES	B	FIRST CLEARING LLC	GEORGE STOLBERG	1,158.696	7.47%
			4203 LA VERDE DR
			N FT MYERS FL 33903-1323

VALUE OPPORTUNITIES	B	CHARLES SCHWAB & CO INC	SPECIAL CUSTODY ACCT FBO CUSTOMERS	1,646.646	10.61%
			ATTN MUTUAL FUNDS
			101 MONTGOMERY ST
			SAN FRANCISCO CA 94104-4151

VALUE OPPORTUNITIES	C	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	6,233.450	11.46%
			SAN DIEGO CA 92121-1968

VALUE OPPORTUNITIES	C	MLPF& S FOR THE	SOLE BENEFIT OF ITS CUSTOMERS	10,951.960	20.13%
			ATTN: FUND ADMINISTRATION
			4800 DEER LAKE DRIVE EAST 2ND FL
			JACKSONVILLE FL 32246-6484

VALUE OPPORTUNITIES	I	ANDREW W VERNON	505 BELMONT AVE E APT 1005	422.346	7.08%
			SEATTLE WA 98102-6706

VALUE OPPORTUNITIES	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	465.665	7.81%
			SAN DIEGO CA 92121-1968

VALUE OPPORTUNITIES	I	NFS LLC FEBO	SARAH L HARTSTEIN REVOCABLE TRU	589.044	9.88%
			SARAH L HARTSTEIN
			17 TRAILSIDE RD
			MEDFIELD MA 02052-2237

VALUE OPPORTUNITIES	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	593.978	9.96%
			SAN DIEGO CA 92121-1968

VALUE OPPORTUNITIES	I	MORGAN STANLEY & CO FBO	STEVEN MAYER	1,000.000	16.77%
			10829 PLEASANT HILL DR
			POTOMAC MD 20854-1512

					Percentage
	Share			Number of	of
Portfolio Name	Class	Shareholder Name	Address	Shares	Ownership

VALUE OPPORTUNITIES	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	1,247.621	20.92%
			SAN DIEGO CA 92121-1968

VALUE OPPORTUNITIES	I	LPL FINANCIAL SERVICES	9785 TOWNE CENTRE DR	1,389.720	23.30%
			SAN DIEGO CA 92121-1968

VALUE OPPORTUNITIES	R1	MG TRUST COMPANY CUST FBO	H & H INSPECTION SERVICES	500.122	7.18%
			700 17TH ST STE 300
			DENVER CO 80202-3531

VALUE OPPORTUNITIES	R1	MG TRUST COMPANY CUST FBO	CAILLER ENTERPRISES, INC	1,058.958	15.21%
			700 17TH ST STE 300
			DENVER CO 80202-3531

VALUE OPPORTUNITIES	R1	JOHN HANCOCK LIFE INSURANCE CO USA	ATTN: KELLY A CONWAY	5,349.746	76.83%
			601 CONGRESS ST FL 9
			BOSTON MA 02210-2804
INVESTMENT ADVISORY AND OTHER SERVICES
Advisory Agreements. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation (“MFC”) based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the “Life Company”) and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)), Pzena Investment Management, LLC (“Pzena”) and Epoch Investment Partners, Inc. (“Epoch”) serve as subadvisers to the Funds and the Portfolio, respectively (collectively the “Subadvisers”).
The Funds have entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser administers the business and affairs of the Funds. The Adviser is responsible for performing or paying for various administrative services for the Funds, including providing at the Adviser’s expense:
•	office space and all necessary office facilities and equipment, and

•	individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President of the Funds, without remuneration from or other cost to the Funds.
The Adviser shall, at the Funds’ expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to custodian, transfer agency or service agreements executed by the Funds. The Adviser shall also furnish to the Funds, at the Funds’ expense, any personnel necessary for these functions.
The Adviser pays the cost of any advertising or sales literature relating solely to the Funds, and the cost of printing and mailing Prospectuses to persons other than current shareholders of the Funds.
In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the Funds, and reviews the performance of such subadvisers and reports periodically on such performance to the Funds’ Board of Trustees.

As part of the overall business arrangement between the Adviser and GMO, the Adviser has agreed that under certain circumstances it (and not the Fund) will pay to the GMO a specified amount if the Subadvisory Contract for a Fund is terminated within a five year period from the date of its effectiveness. Such amounts may total up to $12 million for any single Fund and up to $48 million in the aggregate. Subject to its fiduciary duties as an investment adviser to each Fund and its shareholders, the Adviser has also agreed in connection with its broader arrangement with GMO that it will not recommend that the Board terminate GMO and any Subadvisory Contract or to reduce any of the fees payable thereunder to the GMO for a five year period from the date of its effectiveness. The Funds are not parties to any of these arrangements, and they are not binding upon any of the Funds or the Board. These arrangements present certain conflicts of interest, however, because the Adviser has a financial incentive to support the continuation of each Subadvisory Contract for a five year period from the date of its effectiveness. In approving the Advisory Contract and Subadvisory Contracts, the Board, including the Independent Trustees, were aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.
The Adviser and Pzena have entered into an agreement under which Pzena has agreed that for a limited period of time it will not serve as investment adviser (including subadviser) to another registered investment company deemed to be a Competitive Fund (as defined in the agreement) of the Classic Value Mega Cap Fund. In the event that Pzena should advise such an investment company, such agreement entails Pzena’s payment of certain liquidated damages to the Adviser derived from the fact that the Adviser and the Distributor will make otherwise unreimbursed expenditures in the organization and ongoing promotion of the Classic Value Mega Cap Fund.
The Adviser and Epoch have entered into an agreement under which Epoch has agreed that for a limited period of time it not to serve as investment adviser (including subadviser) to another registered investment company deemed to be a Competitive Fund (as defined in the agreement) of the Global Shareholder Yield Fund. In the event that Epoch should advise such an investment company, such agreement entails Epoch’s payment of certain liquidated damages to the Adviser derived from the fact that the Adviser and the Distributor will make otherwise unreimbursed expenditures in the organization and ongoing promotion of the Global Shareholder Yield Fund.
Each Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for a Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

Under the Advisory Agreement, a Fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which any subsidiary or affiliate of the Adviser thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.
The following tables show the advisory fees that each Fund incurred and paid to the Adviser for (i) the fiscal year ended February 28, 2006 (if applicable); (ii) the fiscal year ended February 28, 2007 and (iii) the fiscal year ended February 29, 2008.

	Year ended February 28, 2006			Year ended February 28, 2007
Fund	Gross Fees	Waivers	Net Fees	Gross Fees	Waivers	NetFees
Classic Value Mega Cap Fund	N/A	N/A	N/A	N/A	N/A	N/A
Global Shareholder Yield Fund	N/A	N/A	N/A	N/A	N/A	N/A
Growth Fund	N/A	N/A	N/A	$133,802	$156,932	$(23,130)
Growth Opportunities Fund	$2,673	$44,132	$(41,459)	$24,905	$193,273	$(168,368)
International Allocation Portfolio	N/A	N/A	N/A	$264	$28,571	$(28,306)
International Core Fund	$28,266	$117,883	$(89,617)	$5,513,179	$221,577	$5,291,602
International Growth Fund	N/A	N/A	N/A	$120,866	$139,760	$(18,894)
Intrinsic Value Fund	N/A	N/A	N/A	$100,631	$133,882	$(33,251)
U.S. Core Fund	N/A	N/A	N/A	$104,924	$137,866	$(32,942)
Value Opportunities Fund	N/A	N/A	N/A	$108,859	$159,263	$(50,404)

	Year ended February 29, 2008
Fund	Gross Fees	Waivers	Net Fees
Classic Value Mega Cap Fund	$50,592	$(120,968)	$(70,376)
Global Shareholder Yield Fund	$292,547	$(157,050)	$135,497
Growth Fund	$210,900	$(182,431)	$28,469
Growth Opportunities Fund	$685,750	$(292,038)	$393,712
International Allocation Portfolio	$43,023	$(267,516)	$(224,493)
International Core Fund	$14,353,461	$(413,867)	$13,939,594
International Growth Fund	$332,899	$(296,825)	$36,074
Intrinsic Value Fund	$163,557	$(176,265)	$(12,708)
U.S. Core Fund	$185,232	$(189,008)	$(3,776)
Value Opportunities Fund	$175,481	$(207,477)	$(31,996)
Subadvisory Agreements
Duties of the Subadvisers. Under the terms of the current subadvisory agreements (including, with respect to the Portfolio, the sub-subadvisory agreement with the Deutsche Investment Management Americas, Inc. (“DeAM”)), the Subadvisers manage the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Board and the Adviser. (In the case of the DeAM Subadvisory Consulting Agreement, DeAM’ s activities are also subject to the supervision of MFC Global (U.S.A.)). The Subadvisers formulate continuous investment programs for each Fund consistent with its investment objectives and policies, as outlined in the Prospectuses. The Subadvisers implement such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. (In the case of the DeAM Subadvisory Consulting Agreement for the Portfolio, DeAM does not purchase and sell securities but rather provides information and services to MFC Global

(U.S.A.) to assist MFC Global (U.S.A.) in this process, as noted below). Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.
The information and services DeAM provides to MFC Global (U.S.A.) pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:
DeAM will provide MFC Global (U.S.A.) the following information and services as may be requested by MFC Global (U.S.A.) from time to time:
•	calculate the probability that the Funds will outperform their performance benchmarks;

•	perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;

•	using its proprietary optimization technology, DeAM will seek to optimize the Portfolio’s investments consistent with the performance objective specified by MFC Global (U.S.A.) (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for the Portfolio, and any constraints that MFC Global (U.S.A.) may specify on allocations to various Funds) on a quarterly basis; and

•	consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Portfolio, provided that DeAM is given information on the performance of the Portfolio and the actual allocations implemented.
DeAM Subadvisory Consulting Agreement for the Portfolio. The Portfolio’s Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Portfolio. A portion of the subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Portfolio does not incur any expenses in connection with DeAM’s services outside of the fee paid to the Adviser.
Affiliated Subadvisers. Both the Adviser and the Subadvisers listed below are controlled by MFC:
MFC Global Investment Management (U.S.A.) Limited,
Declaration Management & Research LLC, and
MFC Global Investment Management (U.S.), LLC
(collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the John Hancock International Allocation Portfolio to the Funds having Affiliated Subadvisers. However, both the Adviser in recommending to the Board the appointment or continued service of Affiliated Subadvisers and MFC Global (U.S.A.) in allocating the assets of the Portfolio, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHF III’s “Manager of Managers” exemptive order received from the SEC, JHF III is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a Fund (in the case of a new Fund, the initial sole shareholder of the Fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Amount of Subadvisory Fees Paid. For the fiscal year ended February 28, 2006 (if applicable) the Adviser paid aggregate subadvisory fees of $0. For the fiscal year ended February 28, 2007 the Adviser paid aggregate subadvisory fees of $2,953,762. For the fiscal year ended February 29, 2008 the Adviser paid aggregate subadvisory fees of $8,032,727.These amounts were allocated among the Funds as follows:

	Year ended	Year ended	Year ended
Fund	February 28, 2006	February 28, 2007	February 29, 2008
Classic Value Mega Cap Fund	N/A	N/A	$20,265
Global Shareholder Yield Fund	N/A	N/A	$153,972
Growth Fund	N/A	$58,538	$92,269
Growth Opportunities Fund	N/A	$10,104	$298,839
International Allocation Portfolio	N/A	$101	$16,421
International Core Fund	N/A	$2,690,298	$7,059,170
International Growth Fund	N/A	$61,747	$170,068
Intrinsic Value Fund	N/A	$42,575	$69,197
U.S. Core Fund	N/A	$42,773	$75,753
Value Opportunities Fund	N/A	$47,626	$76,773
A discussion regarding the basis for the Board’s approval of the investment advisory and subadvisory agreements of the Funds is available in the annual report to shareholders for the fiscal year ended February 29, 2008.
Other Services
Proxy Voting Policies. The JHF III’s proxy voting policies and procedures (the “Trust’s Procedures”) delegate to the subadvisers the responsibility to vote all proxies relating to securities held by the Funds in accordance with the subadvisers’ proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of each Fund and its shareholders. Complete descriptions of the Trust’s Procedures and the proxy voting procedures of the subadvisers are set forth in Appendix B to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when JHF III, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, the Trust’ Procedures generally require the subadviser to follow any conflicts procedures that may be included in the Subadviser’s proxy voting procedures. Although conflicts procedures will vary among Subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.
Although each subadviser has a duty to vote all proxies on behalf of the Funds its subadvisers, it is possible that a Subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person (rather than by proxy) is required. In addition, if the voting of proxies for shares of a security prohibits a subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the Fund to vote the proxies. A subadviser may also choose not to recall securities that have been loaned in order to vote proxies for shares of the security, since the Fund would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available: (1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone); and (2) on the SEC’s website at www.sec.gov.
DISTRIBUTION CONTRACTS
JHF III has a Distribution Agreement with John Hancock Funds, LLC, the “Distributor”. Under the Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of each Fund. Shares of each Fund are also sold by selected broker-dealers, banks and registered investment advisors (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. the Distributor accepts orders for the purchase of the shares of the Fund that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, the Distributor and the Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, Class R1 and Class 1 shares, the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.
The following table shows the underwriting commissions received with respect to sales of Class A shares of the Funds for: (i) the fiscal year ended February 28, 2006; (ii) the fiscal year ended February 28, 2007; and (iii) the fiscal year ended February 29, 2008.

	Yearended	Year ended	Year ended
Fund	February 28, 2006	February 28, 2007	February 29, 2008
Classic Value Mega Cap Fund	N/A	$ N/A	$28,227
Global Shareholder Yield Fund	N/A	N/A	$221,015
Growth Fund	N/A	$49,040	$37,898
Growth Opportunities Fund	N/A	$26,027	$49,772
International Allocation Portfolio	N/A	$37,136	$276,419
International Core Fund	N/A	$13,114	$241,978
International Growth Fund	N/A	$102,828	$52,089
Intrinsic Value Fund	N/A	$64,275	$22,389
U.S. Core Fund	N/A	$34,982	$56,437
Value Opportunities Fund	N/A	$19,213	$16,704
The Board has adopted distribution plans with respect to each class of shares (other than Class I and Class NAV) (the “12b-1 Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the 12b-1 Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for each of Class B and Class C shares, 0.50% for Class R1 shares, and 0.05% for Class 1 shares of the Fund’s average daily net assets attributable to shares of the respective class of shares. The Classic Value Mega Cap Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares. Although Classic Value Mega Cap Fund will pay distribution and service fees of up to 0.25% for Class A shares, the Fund’s Trustees have approved the Fund to pay distribution and service fees of up to 0.30%, or some lesser amount as they shall approve from time to time, for Class A shares. However, the service fees will not exceed 0.25% of the Fund’s average daily net assets attributable to each class of shares. The distribution fees will be used to compensate the Distributor for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of the Distributor) engaged in the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.
Each Fund pays, and will continue to pay, a management fee to the Adviser pursuant to the Advisory Agreement between the Funds and the Adviser. The Adviser may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by a Fund to the Adviser should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.
The Funds have also adopted a separate Class R1 shares Service Plan (“the Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds’ average daily net assets attributable to Class R1 shares held by such plan participants. These services may include: (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R1 shares; (c) processing orders to purchase, redeem and exchange Class R1 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.
The Rule 12b-1 Plans, and all amendments thereto, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans, by votes cast in person at meetings called for the purpose of voting on these Plans.
Pursuant to the Rule 12b-1 Plans, at least quarterly, the Distributor provides the Board with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Board reviews these reports on a quarterly basis to determine the continued appropriateness of such payments.
The Rule 12b-1 Plans provide that they will continue in effect only so long as each such Plan’s continuance is approved at least annually by a majority of both the Board and the Independent Trustees. The Rule 12b-1 Plans provide that they may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b)by a vote of a majority of the Fund’s outstanding shares of the applicable class upon 60 days’ written notice to the Distributor. Each Rule 12b-1 Plan further provides that it may not be amended to increase the maximum amount of the fees described therein without the approval of a majority of the outstanding shares of the class of the Fund that has voting rights with respect to that Plan. Each Rule 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Board and the Independent Trustees. The holders of Class A, Class B, Class C, Class R1 and Class 1 shares have exclusive voting rights with respect to the Rule 12b-1 Plan applicable to their respective class of shares. In adopting the Rule 12b-1 Plans, the Board, including the Independent Trustees, concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.
Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class I shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the Rule 12b-1 Plan for any other class of shares.
Amounts paid to the Distributor by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Board. From time to time, a Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each participating Fund in proportion to its relative NAV.
During the fiscal year ended February 29, 2008, the following amounts were paid pursuant to each Fund’s Rule 12b-1 and Service Plans:

		Rule 12b-1 Payments	Service Payments
		for year ended	for year ended
Fund	Share Class	February 29, 2008	February 29, 2008
Classic Value Mega Cap Fund
	Class A	$—	$12,991
	Class B	$969	$323
	Class C	$2,649	$883
	Class R1	$440	$440
	Class 1	$—	$—
Global Shareholder Yield Fund
	Class A	$12,488	$62,443
	Class B	$6,846	$2,282
	Class C	$20,682	$6,894
	Class R1	$344	$345
Growth Fund
	Class A	$11,794	$58,969
	Class B	$5,138	$1,712
	Class C	$13,203	$4,401
	Class R1	$287	$287
	Class 1	$—	$—
Growth Opportunities Fund
	Class A	$34,541	$172,706
	Class B	$96,712	$32,238
	Class C	$20,708	$6,903
	Class R1	$295	$294
	Class 1	$—	$171
International Allocation Portfolio
	Class A	$12,789	$63,947
	Class B	$9,281	$3,093
	Class C	$40,133	$13,378
International Core Fund
	Class A	$52,185	$260,927
	Class B	$138,610	$46,204
	Class C	$101,089	$33,697
	Class R1	$339	$339
	Class 1	$—	$42,756
International Growth Fund
	Class A	$12,598	$62,990
	Class B	$7,229	$2,410
	Class C	$14,960	$4,987
	Class R1	$333	$333
	Class 1	$—	$820
Intrinsic Value Fund
	Class A	$9,887	$49,435
	Class B	$3,074	$1,024
	Class C	$3,044	$1,015
	Class R1	$294	$293
	Class 1	$—	$58
U.S. Core Fund
	Class A	$10,036	$50,179
	Class B	$2,519	$840
	Class C	$27,362	$9,121

		Rule 12b-1 Payments	Service Payments
		for year ended	for year ended
Fund	Share Class	February 29, 2008	February 29, 2008
	Class R1	$285	$285
	Class 1	$—	$—
Value Opportunities Fund
	Class A	$9,682	$48,412
	Class B	$2,699	$900
	Class C	$10,684	$3,562
	Class R1	$304	$304
	Class 1	$—	$207
SALES COMPENSATION
As part of their business strategies, the Funds, along with the Distributor, pay compensation to Selling Firms that sell the Funds’ shares. These firms typically pass along a portion of this compensation to your broker or financial representative.
The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C, Class R1 and Class 1 are: (1) the Rule 12 b-1 fees that are paid out of a Fund’s assets; and (2) sales charges paid by investors. The sales charges and Rule 12b-1 fees are detailed in the Prospectus and under the “Distribution Contracts” in this SAI. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm that sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.
Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the “First Year Broker or Other Selling Firm Compensation” table. The Selling Firm also receives the first year’s Rule 12b-1 service fee at that time.
Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.
For Class R1 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.50% of its average daily net assets. See the table below for the “Selling Firm receives 12b-1 service fees.” These service and distribution fees are paid monthly in arrears.
The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a Fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.
Rollover Program Compensation. The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, is eligible to receive ongoing compensation (“Rollover Compensation”) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid to the broker-dealer at an annual rate of 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program.

Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. The Rollover Compensation is not related to the reallowance and/or Rule 12b-1 fees that a broker-dealer may earn as broker-dealer of record in connection with sales of John Hancock funds.
Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from Rule 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Funds receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the Funds’ shares. The Distributor may agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Fund and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of May 1, 2008 the following FINRA member firms have arrangements with the Distributor pursuant to which the firm is entitled to a revenue sharing payment, each member may receive up to 0.25% of revenue sharing:
1st Global Capital Corp.
A.G. Edwards & Sons, Inc.
AIG — Advantage Capital Corporation
AIG — AIG Financial Advisors, Inc.
AIG — American General Securities
AIG — FSC Securities Corporation
AIG — Royal Alliance Associates, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC.
Banc of America Securities LLC
Berthel, Fisher & Company Financial Services, Inc.
Cambridge Investment Research
Centaurus Financial
Charles Schwab
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
DA Davidson & Co
E*Trade Clearing, LLC
Ferris Baker Watts
Fidelity Investments
First Tennessee
Geneos Wealth Management
Girard Securities
H.D. Vest Investment Services
Harbour Investments, Inc.
ING — Financial Network Investment Corp.
ING — ING Financial Partners

ING — Multi-Financial Securities Corporation
ING — PrimeVest Financial Services, Inc.
InterSecurities Inc
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corp
J.J.B. Hilliard, W.L. Lyons, Inc
Janney Montgomery Scott, LLC
John Hancock Financial Network
Lincoln Financial Advisors Corporation
LPL — Associated Securities Corporation
LPL — Linsco/Private Ledger Corporation
LPL — Mutual Service Corporation
LPL — Uvest Financial Services Group, Inc.
LPL — Waterstone
Merrill Lynch, Pierce, Fenner & Smith, Inc
MML Investor Services Inc
Morgan Stanley & Co., Inc.
NFP Securities
NPH — Invest Financial Corporation
NPH — Investment Center of America, Inc.
NPH — National Planning Corp
NPH — SII Investments, Inc.
Oppenheimer & Co. , Inc.
Raymond James Associates/Financial Services
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
TD Ameritrade
The Huntington Investment, Co.
The Investment Center
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
United Planners’ Financial Services of America
Wachovia Securities LLC
Wells Fargo Investments, LLC
The Distributor also has arrangements with intermediaries that are not members of FINRA.
Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Distributor hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Funds.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of Funds (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Funds do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual Fund trading systems, or one-time payments for ancillary services such as setting up Funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Funds. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Funds. If a firm provides these services, the Adviser or the Funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Funds.
First Year Broker or Other Selling Firm Compensation

	Investor pays
	sales charge	Selling Firm	Selling Firm
	(% of offering	receives	receives 12b-1	Total Selling Firm
	price) (1)	commission (2)	service fee (3)	compensation (4)(5)
Class A investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 — $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 — $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 — $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 — $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more (5)

First $1 — $4,999,999	—;	0.75%	0.25%	1.00%
Next $1 — $5M above that	—;	0.25%	0.25%	0.50%
Next $1 or more above that	—;	0.00%	0.25%	0.25%

	Investor pays
	sales charge	Selling Firm	Selling Firm
	(% of offering	receives	receives 12b-1	Total Selling Firm
	price) (1)	commission (2)	service fee (3)	compensation (4)(5)
Investments of Class A shares by certain Retirement Plans (6)

First $1M — $4,999,999	—	0.75%	0.25%	1.00%
Next $1 — $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments
All amounts	—	3.75%	0.25%	4.00%
Class C investments
All amounts	—	0.75%	0.25%	1.00%
Class I investments
All amounts	—	0.00%	0.00%	0.00	%(7)
Class NAV investments
All amounts	—	0.00%	0.00%	0.00%
Class R1 investments
All amounts	—	0.00%	0.50%	0.50%
Class 1 investments
All amounts	—	0.00%	0.05%	0.05%

(1)	See “Initial Sales Charge on Class A Shares” for a discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment.

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with the Distributor, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of average daily net eligible assets. Certain retirement platforms also receive Rule 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. For Class R1 and Class 1 shares, the Selling Firm receives Rule 12b-1 fees effective at time of purchase as a percentage of average daily assets. Monthly payments are made in arrears. See “Distribution Contracts” for description of Class R1 and 1 Service Plan charges and payments. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Quarterly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	The Distributor retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer- sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Funds. This payment may be up to 0.15% of the amount invested.

(8)	Class R1 shares are not available in the International Allocation Portfolio.
Contingent deferred sales charge (“CDSC”) revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
The method for determining the public offering price and NAV per share is summarized in the Prospectus.

For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a “trade date plus one basis” (i.e, the business day following the trade date). For financial reporting purposes, however, investment transactions are reported on trade date.
Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the relevant exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the relevant exchange, which will not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board.
Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ Official Closing Price. Securities in the aforementioned category for which no sales are reported and other securities traded OTC are generally valued at the last available bid price.
Equity options held by a Fund are priced as of the close of trading (generally 4:00 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3:00 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).
Short-term debt investments that have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. If market quotations are not readily available or if, in the opinion of the Adviser or any Subadviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Board.
If any securities held by a Fund are restricted as to resale, the fair value of such securities is generally determined as the amount that the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. Consideration is generally given, however, to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts’ reports regarding the issuer.
Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund’s NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange or NYSE. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., Eastern Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange or NYSE may not fully reflect events that occur after such close but before the close of the Exchange or NYSE. As a result, the Board has adopted fair value pricing procedures that, among other things, require the Funds to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the Fund.

The NAV for each class of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time) by dividing a class’ net assets by the number of its shares outstanding. On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund’s NAV is not calculated. Consequently, the Fund’s portfolio securities may trade and the NAV of the Fund’s redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.
The per share NAV of a class of the Funds’ shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of a Fund is the NAV per share next-determined after a properly completed purchase order is accepted by State Street Bank and Trust Company (“State Street”), JHF III custodian, plus a sales charge as set forth in the Fund’s Prospectus. The public offering price of the other classes of shares of a Fund is the next-determined NAV.
INITIAL SALES CHARGE ON CLASS A SHARES
Shares of a Fund are offered at a price equal to their NAV plus a sales charge that, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the CDSC). No Fund issues share certificates. Shares are electronically recorded. The Board reserves the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when, in the judgment of the Adviser of the relevant Subadviser, such rejection is in the Fund’s best interest.
The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class T, Class ADV, Class I, or Class R, R1, R2, R3, R4 and R5 share classes of other John Hancock mutual funds owned by the investor (see “Combination Privilege” and “Accumulation Privilege” below).
In order to receive the reduced sales charge, the investor must notify his or her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. (“Signature Services”) at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (see “Combination and Accumulation Privilege” below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. Signature Services will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify Signature Services and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.
Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:
•	A Trustee or officer of JHF III; a Director or officer of the Adviser and its affiliates, a Subadviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

•	A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with the Distributor providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.
•	Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.
•	Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.
•	Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or Simple IRA invested in John Hancock Funds back to the original account type from which it was converted.
•	Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b) and 457, and not specified above as waiver eligible, will be subject to applicable sales charges.
•	A member of a class action lawsuit against insurance companies who is investing settlement proceeds.
•	Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
•	Retirement plans investing through the PruSolutionssm program.
•	Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.
•	Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of eligible employees at the time the account is established. However, if all shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%
In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock Fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Code sections 401(a), 403(b) and 457 are not eligible for this provision, and will be subject to applicable sales charges.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Your Class A Sales Charges
Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by: (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account; (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and (c) groups that qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. A Class A investor may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class T, Class ADV, Class I and all Class R, R1, R2, R3, R4 and R5 share classes of all John Hancock Funds already held by such investor. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group that: (1) has been in existence for more than six months; (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members; (3) utilizes salary deduction or similar group methods of payment; and (4) agrees to allow sales materials of the Fund in its mailings to members at a reduced or no cost to John Hancock Funds.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. The Funds offer two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, although the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. An LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at NAV without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares that are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.
Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s NAV has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
*Minus Appreciation ($12 — $10) x 100 shares	(200.00)
Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)

Amount subject to CDSC	$280.00

*	The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the Funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling these shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of CDSC. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:
•	Redemptions made pursuant to a Fund’s right to liquidate your account if you own shares worth less than $1,000.
•	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
•	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)
•	Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.
•	Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).
•	Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
•	Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.
•	Redemptions of Class A shares by retirement plans that invested through the PruSolutionssm program.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Code) unless otherwise noted.
•	Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)
•    Returns of excess contributions made to these plans.
•	Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.
Please see matrix for some examples.

401 (a) Plan (401
(k), MPP, PSP) 457
Type of	& 408 (SEPs &			IRA, IRA	Non-
Distribution	Simple IRAs)	403 (b)	457	Rollover	retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions*or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.
If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R1, CLASS NAV AND CLASS 1 SHARES
Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs and SIMPLE IRAs where the shares are held on the books of the Funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
Class NAV shares are sold to the John Hancock funds of funds. Class NAV shares are also sold to retirement plans and to certain institutional investors, including the Education Trust of Alaska, the issuer of interests in the John Hancock Freedom 529 plan.
Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
SPECIAL REDEMPTIONS
Although it would not normally do so, each Fund has the right to pay the redemption price of its shares in whole or in part in portfolio securities, as prescribed by the Board. When a shareholder sells any portfolio securities received in a redemption of Fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for purposes of fulfilling such a redemption request in the same manner as they are in computing the Fund’s NAV.
The Funds have adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as a Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. Under a no-action letter issued by the SEC, however, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of the distributing Fund’s portfolio securities;

•	the distributed securities are valued in the same manner as they are in computing a Fund’s NAV;

•	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

•	the Board, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder, and were in the best interests of a Fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock Fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Investors may exchange Class I shares for Class I shares of other John Hancock Funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class I fund.
Investors may exchange Class R1 shares for Class R1 shares of other John Hancock Funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R1 shares for Class A shares of John Hancock

Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class R1 fund.
Exchanges between funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund to another John Hancock Fund, if a sales charge has not previously been paid on those shares. The shares acquired in an exchange will be subject, however, to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
If a retirement plan exchanges the plan’s Class A account in its entirety from a John Hancock Fund to a non-John Hancock investment, the one-year CDSC applies.
Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Taxes.”
Under certain circumstances, an investor who purchases Class I Shares pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See “Tax Status” for information regarding taxation upon the redemption or exchange of shares of the Funds.
Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this Plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). This program is described in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:
The investments will be drawn on or about the day of the month indicated.
The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.
The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.
Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge for Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the class or account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.
A redemption or exchange of Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “Tax Status.”
Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group, Inc.’s servicing programs: Class A shares are available at NAV for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).
Section 403(b)(7) Accounts:
Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:
1)	The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The funds will require certain signed disclosure documentation in the event:
•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).

In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Fund for execution at the next determined NAV. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or the Distributor.
DESCRIPTION OF FUND SHARES
The Board is responsible for the management and supervision of each Fund. The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of the SAI, the Board has authorized shares of ten series. Additional series may be added in the future. The Board also has authorized the issuance of fourteen classes of shares for Funds of JHF III, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class ADV, Class T and Class 1.
The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B, Class C, Class R1 and Class 1 shares will pay higher distribution and service fees than Class A shares; and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of JHF III’s outstanding shares, and the Board shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of JHF III. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Board will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of JHF III. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of a Fund’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of JHF III shall be liable for the liabilities of any other series. Furthermore, no Fund included in the Prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is, therefore, limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
Each Fund reserves the right to reject any application which conflicts with the Fund’s internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of the Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of a Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R1, NAV, 1 and I shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund’s relevant NAV as of February 29, 2008.

	NAV and redemption	Maximum sales
	Price Per Class A	charge (5.00 % of	Maximum offering
Fund	Share	offering price)	price to public[1]
Classic Value Mega Cap Fund	$7.60	$0.40	$8.00
Global Shareholder Yield Fund	$9.52	$0.50	$10.02
Growth Fund	$19.23	$1.01	$20.24
Growth Opportunities Fund	$20.76	$1.09	$21.85
International Allocation Portfolio	$9.48	$0.50	$9.98
International Core Fund	$39.06	$2.06	$41.12
International Growth Fund	$22.86	$1.20	$24.06
Intrinsic Value Fund	$18.20	$0.96	$19.16
U.S. Core Fund	$19.42	$1.02	$20.44
Value Opportunities Fund	$17.00	$0.89	$17.89

Fund	Class B2	Class C2	Class I	Class R1	Class 1	Class NAV
Classic Value Mega Cap Fund	$7.60	$7.61	$7.61	$7.59	N/A	N/A
Global Shareholder Yield Fund	$9.51	$9.51	$9.53	$9.52	N/A	N/A
Growth Fund	$19.02	$19.02	$19.38	$19.16	N/A	N/A
Growth Opportunities Fund	$20.52	$20.53	$20.90	$20.68	$20.92	N/A
International Allocation Portfolio	$9.46	$9.46	$9.49	N/A	N/A	N/A
International Core Fund	$38.80	$38.81	$39.20	$38.94	$39.22	$39.21
International Growth Fund	$22.81	$22.79	$22.90	$22.81	$22.89	$22.84
Intrinsic Value Fund	$18.18	$18.18	$18.21	$18.16	$18.21	N/A
U.S. Core Fund	$19.38	$19.39	$19.43	$19.37	N/A	N/A
Value Opportunities Fund	$16.94	$16.95	$17.02	$16.96	$17.02	N/A

[1]	Net Asset Value ÷ 95%. On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

[2]	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
TAXES
Tax Status and Taxation of Each Fund
Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);
(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and
(c) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.
In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership: (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.
On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain funds invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected. A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships which derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income (“non-RIC income”). All of the income received by a fund from its investment in a qualified publicly traded partnership which invests in commodities or commodity-linked derivatives will be income satisfying the RIC 90% test only if more than 10% of such partnership’s gross income is such commodities-based income or other non-RIC income.. If the non-RIC income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a fund investing in such partnership would not be income satisfying the RIC 90% test for the fund’s taxable year. In such event, the fund could fail to qualify as a RIC if its income that is not RIC qualifying income exceeds 10% of its gross income for the taxable year.
If a Fund qualifies as a RIC for purposes of Subchapter M of the Code, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).
If a Fund were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).
Taxation of Fund Distributions and Sales of Fund Shares
The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. Depending on a shareholder’s percentage ownership in a Fund, however, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.
For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.
For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.
In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.
Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.
Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
For federal income tax purposes, the Funds are permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Funds and would not be distributed as such to shareholders.
Below are the capital loss carryforwards available to the Funds as of February 29, 2008, to the extent provided by regulations, to offset future net capital gains:

Fund	Amount ($)	Year of Expiration
John Hancock Growth Opportunities Fund*	8,514,595	2009
	25,006,446	2010
John Hancock International Core Fund*	2,640,260	2009
	2,933,221	2010

*	Amount available could be limited due to prior mergers
Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.
A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. JHF III will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.
If a Fund makes a distribution to you in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.
Dividends and distributions on each Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed.
For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations. Any distributions received by a Fund from REITs, however, will not qualify for the corporate dividends-received deduction. A Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”
Under current law, the Funds serve to block unrelated business taxable income (“UBTI”) from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will be subject to a 100% tax on such UBTI. Certain Funds may invest in REITs that hold residual interests in REMICs.
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Backup Withholding
Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return.
Withholding on Distributions to Foreign Investors
Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership (“foreign shareholder”). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. Such distributions and sale proceeds may be subject, however, to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.
Foreign Taxes
A Fund’s investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains, which will decrease a Fund’s yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number of non-U.S. shareholders in a Fund, however, such reduced foreign withholding tax rates may not be available for investments in certain jurisdictions.
If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments
Certain of the Funds’ investments, including assets “marked to the market” for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called “index securities” (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.
The Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds’ securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.
A Fund’s investments in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. If a Fund is in a position, however, to treat such a passive foreign investment company as a “qualified electing fund,” the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund’s total return. A Fund that indirectly invests in PFICs by virtue of the Fund’s investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
A PFIC is any foreign corporation in which: (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Loss of RIC Status
A Fund may experience particular difficulty qualifying as a RIC in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a RIC for any taxable year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible: (i) to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations
If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.
BROKERAGE ALLOCATION
Pursuant to the subadvisory agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. The Subadvisers have no formula for the distribution of the Funds’ brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Funds. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:
•	price, dealer spread or commission, if any;

•	the reliability, integrity and financial condition of the broker-dealer;

•	size of the transaction;

•	difficulty of execution;

•	brokerage and research services provided; and

•	confidentiality and anonymity.
Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser’s overall responsibilities with respect to a Fund and any other accounts managed by the Subadviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended February 29, 2008.

Trust	Fund	Series #	Broker	($000s)

John Hancock Funds III

	Classic Value Mega Cap	12	Bank of America Corp.	219
			Citigroup, Inc.	240
			J.P. Morgan	168
			Lehman Brothers, Inc.	150
			Morgan Stanley & Co., Inc.	194
	Growth	3	Citigroup, Inc.	88
			Goldman Sachs & Co.	51
			Merrill Lynch & Co., Inc.	10
	International Core	5	Deutsche Bank Securities, Inc.	2,622
	International Growth	6	Deutsche Bank Securities, Inc.	171
			UBS Securities LLC	44
	Intrinsic Value	7	Citigroup, Inc.	519
			Bank of America Corp.	322
	U.S. Core	8	Citigroup, Inc.	292
			Morgan Stanley & Co., Inc.	21
			Bank of America Corp.	191
	Global Shareholder Yield	13	(No holdings of Regular Broker-Dealers)
	Growth Opportunities	4	(No holdings of Regular Broker-Dealers)
	International Allocation	11	(No holdings of Regular Broker-Dealers)
	Value Opportunities	10	(No holdings of Regular Broker-Dealers)

				5,302

		Totals:	Bank of America Corp.	732
			Citigroup, Inc.	1,139
			Deutsche Bank Securities, Inc.	2,793
			Goldman Sachs & Co.	51
			J.P. Morgan	168
			Lehman Brothers, Inc.	150
			Merrill Lynch & Co., Inc.	10
			Morgan Stanley & Co., Inc.	215
			UBS Securities LLC	44

				5,302

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.
Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser’s overall responsibilities with respect to the relevant Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a Subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a Subadviser and its affiliates receive such services.
As noted above, a Subadviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Subadviser clients, and the Subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. The FINRA, however, has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
•	the value of securities;

•	the advisability of purchasing or selling securities;

•	the availability of securities or purchasers or sellers of securities; and

•	analyses and reports concerning: (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends, and (e) portfolio strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.
To the extent research services are used by the Subadvisers, such services would tend to reduce such party’s expenses. The Subadvisers do not believe, however, that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for the Funds, which may not be used in connection with a Fund, will also be available for the benefit of other funds managed by the Subadvisers.
Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the Funds. Although investment determinations for the Funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event, the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Funds and such other accounts. While in some instances, combined orders could adversely affect the price or volume of a security, the Funds believe that their participation in such transactions on balance will produce better overall results for the Funds.
Affiliated Underwriting Transactions by the Subadvisers. JHF III has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Adviser or the Subadvisers participate. These procedures prohibit a Fund from directly or indirectly benefiting an Adviser or Subadviser affiliate in connection with such underwritings. In addition, for underwritings where an Adviser or Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.
Brokerage Commissions Paid. For: (i) the fiscal year ended February 28, 2006; (ii) the fiscal year ended February 28, 2007; and the fiscal year ended February 29, 2008, each Fund paid brokerage commissions in connection with portfolio transactions of $1,517,359, which were incurred by the Funds as follows:

	Year ended	Year ended	Year ended
Fund	February 28, 2006	February 28, 2007	February 29, 2008
Classic Value Classic Value Mega Cap Fund	N/A	N/A	$12,047
Global Shareholder Yield Fund	N/A	N/A	$76,580
Growth Fund	N/A	$27,061.69	$28,437
Growth Opportunities Fund	N/A	$5,626.66	$240,330
International Allocation Portfolio	N/A	$0	$—
International Core Fund	N/A	$315,863.30	$1,042,472
International Growth Fund	N/A	$12,222.39	$51,653
Intrinsic Value Fund	N/A	$11,366.85	$21,598
U.S. Core Fund	N/A	$13,753.08	$20,801
Value Opportunities Fund	N/A	$16,033.45	$23,441
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc., P.O. Box 9510, Portsmouth, NH 03802-9510, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds.
The Funds pay Signature Services monthly a fee which is based on an annual rate of $16.50 for each shareholder account. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to the Funds. The Funds also pay certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs.
Prior to June 1, 2008, the Funds paid Signature Services monthly a fee which was based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account and $15.00 for each Class R1 shareholder account and $15.00 for each Class I shareholder account. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C and R1 shares and 0.04% of average daily net assets attributable to Class I shares.
Prior to June 1, 2007, the Funds paid Signature Services monthly a fee which as based on an annual rate of $15.00 for each Class A shareholder account and $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account plus certain out-of pocket expenses. The Funds also paid Signature Services monthly a fee of 0.05% of average daily net assets for Class A, Class B, Class C and Class I shares.
For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.
In addition, Signature Services agrees to cap transfer agent expenses for all Funds through December 31, 2008 for JHF III at twenty basis points, except for John Hancock International Core Fund, John Hancock International Growth Fund, John Hancock International Allocation Portfolio Fund and John Hancock Global Fund, which will be capped at thirty basis points.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHF III for the fiscal year ended February 29, 2008, including the related financial highlights which appear in the Prospectuses, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
REPORTS TO SHAREHOLDERS
The financial statements of the Funds for the fiscal year ended February 29, 2008, are incorporated herein by reference from each Fund’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
CUSTODY OF PORTFOLIO
Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and State Street, 2 Avenue de Lafayette, Boston, Massachusetts 02110. Under the custodian agreement, State Street performs custody, Foreign Custody Manager and fund accounting services.
LEGAL AND REGULATORY MATTERS
There are no legal proceedings to which JHF III, the Adviser or the Distributor is a party that are likely to have a material adverse effect on the Funds or the ability of either the Adviser or the Distributor to perform its contract with the Funds.
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another of the John Hancock Affiliates agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

CODES OF ETHICS
JHF III, the Adviser, the Distributor and each Subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by a Fund.

APPENDIX A
COMMERCIAL PAPER AND CORPORATE DEBT RATINGS
Commercial Paper Ratings
Commercial paper ratings of Standard & Poor’s are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-i by Standard & Poor’s indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-i+. Commercial paper rated A-2 by Standard & Poor’s indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-i. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
The rating Prime-i is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-i (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-i rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short- term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.
Corporate Debt Ratings
Standard & Poor’s. A Standard & Poor’s corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor’s for corporate debt:
AAA — This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
AA — Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.
A — Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.
BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Moody’s. The following is a summary of the ratings used by Moody’s for corporate debt:
Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Baa — Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C — Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Should no rating be assigned by Moody’s, the reason may be one of the following:
1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.
Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal and B1.

APPENDIX B
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund

In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007	June 10, 2008
John Hancock Bond Trust	September 11, 2007	June 10, 2008
John Hancock California Tax-Free Income Fund	September 11, 2007	June 10, 2008
John Hancock Capital Series	September 11, 2007	June 10, 2008
John Hancock Current Interest	September 11, 2007	June 10, 2008
John Hancock Equity Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust II	September 11, 2007	June 10, 2008
John Hancock Investment Trust III	September 11, 2007	June 10, 2008
John Hancock Municipal Securities Trust	September 11, 2007	June 10, 2008
John Hancock Series Trust	September 11, 2007	June 10, 2008
John Hancock Sovereign Bond Fund	September 11, 2007	June 10, 2008
John Hancock Strategic Series	September 11, 2007	June 10, 2008
John Hancock Tax-Exempt Series	September 11, 2007	June 10, 2008
John Hancock World Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund II	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund III	September 11, 2007	June 10, 2008
John Hancock Patriot Premium Dividend Fund II	September 11, 2007	June 10, 2008
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007	June 10, 2008
John Hancock Income Securities Trust	September 11, 2007	June 10, 2008
John Hancock Investors Trust	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007	June 10, 2008

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
&
JOHN HANCOCK ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
General
John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC (collectively the “Adviser”) is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as the investment adviser to a number of management investment companies (including series thereof) (each a “Fund”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser generally retains one or more subadvisers to manage the assets of the Funds, including voting proxies with respect to a Fund’s portfolio securities. From time to time, however, the Adviser may elect to manage directly the assets of a Fund, including voting proxies with respect to its portfolio securities, or a Fund’s board of trustees or directors may otherwise delegate to the Adviser authority to vote such proxies. Rule 206(4)-6 under the Advisers Act requires that a registered investment adviser adopt and implement written policies and procedures reasonably designed to ensure that it votes proxies with respect to a client’s securities in the best interest of the client. Pursuant thereto, the Adviser has adopted and implemented these proxy voting policies and procedures (the “Procedures”).
Fiduciary Duty
The Adviser has a fiduciary duty to vote proxies on behalf of a Fund in the best interest of the Fund and its shareholders.
Voting of Proxies
The Adviser will vote proxies with respect to a Fund’s portfolio securities when authorized to do so by the Fund and subject to the Fund’s proxy voting policies and procedures and any further direction or delegation of authority by the Fund’s board of trustees or directors. The decision on how to vote a proxy will be made by the person(s) to whom the Adviser has from time to time delegated such responsibility (the “Designated Person”). The Designated Person may include the Fund’s portfolio manager(s) and a Proxy Voting Committee, as described below.
When voting proxies with respect to a Fund’s portfolio securities, the following standards will apply:
•	The Designated Person will vote based on what it believes to be in the best interest of the Fund and its shareholders and in accordance with the Fund’s investment guidelines.

•	Each voting decision will be made independently. The Designated Person may enlist the services of reputable professionals (who may include persons employed by or otherwise associated with the Adviser or any of its affiliated persons) or independent proxy evaluation services such as Institutional Shareholder Services, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to vote a proxy will remain the responsibility of the Designated Person.

•	The Adviser believes that a good management team of a company will generally act in the best interests of the company. Therefore, the Designated Person will take into consideration as a key factor in voting proxies with respect to securities of a company that are held by the Fund the quality of the company’s management and, in general, will vote as recommended by such management except in situations where the Designated Person believes such recommended vote is not in the best interests of the Fund and its shareholders.

•	As a general principle, voting with respect to the same portfolio securities held by more than one Fund should be consistent among those Funds having substantially the same mandates.

•	The Adviser will provide the Fund, from time to time in accordance with the Fund’s proxy voting policies and procedures and any applicable laws and regulations, a record of the Adviser’s voting of proxies with respect to the Fund’s portfolio securities.

Material Conflicts of Interest
In carrying out its proxy voting responsibilities, the Adviser will monitor and resolve potential material conflicts (“Material Conflicts”) between the interests of (a) a Fund and (b) the Adviser or any of its affiliated persons. Affiliates of the Adviser include Manulife Financial Corporation and its subsidiaries. Material Conflicts may arise, for example, if a proxy vote relates to matters involving any of these companies or other issuers in which the Adviser or any of its affiliates has a substantial equity or other interest.
If the Adviser or a Designated Person becomes aware that a proxy voting issue may present a potential Material Conflict, the issue will be referred to the Adviser’s Legal and Compliance Department. If the Legal and Compliance Department determines that a potential Material Conflict does exist, a Proxy Voting Committee will be appointed to consider and resolve the issue. The Proxy Voting Committee may make any determination that it considers reasonable and may, if it chooses, request the advice of an independent, third-party proxy service on how to vote the proxy.
Voting Proxies of Underlying Funds of a Fund of Funds
The Adviser or the Designated Person will vote proxies with respect to the shares of a Fund that are held by another Fund that operates as a fund of funds (a “Fund of Funds”) in the manner provided in the proxy voting policies and procedures of the Fund of Funds (including such policies and procedures relating to material conflicts of interest) or as otherwise directed by the board of trustees or directors of the Fund of Funds.
Proxy Voting Committee(s)
The Adviser will from time to time, and on such temporary or longer term basis as it deems appropriate, establish one or more Proxy Voting Committees. A Proxy Voting Committee shall include the Adviser’s Chief Compliance Officer (“CCO”) and may include legal counsel. The terms of reference and the procedures under which a Proxy Voting Committee will operate will be reviewed from time to time by the Legal and Compliance Department. Records of the deliberations and proxy voting recommendations of a Proxy Voting Committee will be maintained in accordance with applicable law, if any, and these Procedures.
Records Retention
The Adviser will retain (or arrange for the retention by a third party of) such records relating to proxy voting pursuant to these Procedures as may be required from time to time by applicable law and regulations, including the following:
i.	these Procedures and all amendments hereto;

ii.	all proxy statements received regarding Fund portfolio securities;

iii.	records of all votes cast on behalf of a Fund;

iv.	records of all Fund requests for proxy voting information;

v.	any documents prepared by the Designated Person or a Proxy Voting Committee that were material to or memorialized the basis for a voting decision;

vi.	all records relating to communications with the Funds regarding Conflicts; and

vii.	all minutes of meetings of Proxy Voting Committees.
Reporting to Fund Boards
The Adviser will provide the board of trustees or directors of a Fund (the “Board”) with a copy of these Procedures, accompanied by a certification that represents that the Procedures have been adopted in conformance with Rule

206(4)-6 under the Advisers Act. Thereafter, the Adviser will provide the Board with notice and a copy of any amendments or revisions to the Procedures and will report quarterly to the Board all material changes to the Procedures.
The CCO’s annual written compliance report to the Board will contain a summary of material changes to the Procedures during the period covered by the report.
If the Adviser votes any proxies in a manner inconsistent with either these Procedures or a Fund’s proxy voting policies and procedures, the Adviser will provide the CCO with a report detailing such exceptions.
In the case of proxies voted by a subadviser to a Fund (a “Subadviser”) pursuant to the Fund’s proxy voting procedures, the Adviser will request the Subadviser to certify to the Adviser that the Subadviser has voted the Fund’s proxies as required by the Fund’s proxy voting policies and procedures and that such proxy votes were executed in a manner consistent with these Procedures and to provide the Adviser will a report detailing any instances where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures. The Adviser will then report to the Board on a quarterly basis regarding the Subadviser certification and report to the Board any instance where the Subadviser voted any proxies in a manner inconsistent with the Fund’s proxy voting policies and procedures.
Adopted: December 2007

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of March 11, 2008
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.
Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.
III. Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.
In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A
[Concise Summaries of the ISS Proxy Voting Guidelines]

Exhibit B
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Director Nominees
Vote WITH management’s recommendations regarding director nominees.
Shareholder Proposals
Vote WITH management’s recommendations regarding shareholder proposals.

Epoch Holding Corporation
Policy
Proxy Voting Policy
Amended as of July 1, 2007
Introduction
The Firm has adopted this Proxy Voting Policy and Procedures (the “Policy”) to comply with Rule 206(4)-6 (the “Rule”) under the Advisers Act. The Rule requires each investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients. Such procedures must: Include how the adviser addresses material conflicts that may arise between its own interests and those of its clients; (b) Disclose to clients how they may obtain information from the adviser about how it voted with respect to their securities; and (c) Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
The staff of the Securities and Exchange Commission has issued interpretive guidance on investment advisers that use the recommendations of independent third parties to vote client proxies in its letter to Egan-Jones Proxy Services (pub. Avail. May 27, 2004). The interpretive letter addresses what is meant by “independent third party.” The letter states that a third party generally would be independent of an investment adviser if that person is free from influence or any incentive to recommend that the proxies should be voted in anyone’s interest other than the adviser’s clients. An adviser should not, however, conclude that it is appropriate to follow the voting recommendations of an independent proxy voting firm without first ascertaining, among other things, whether the proxy voting firm (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the adviser’s clients.
     The interpretive letter also discusses conflicts of interest that can arise from the proxy voting firm’s relationships with issuers. When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser’s proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm’s relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the clients, or whether the adviser needs to take other steps to vote the proxies.
Policy
When the Firm votes proxies for a client, the Firm seeks to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative to the Firm’s integrity and reputation that it considers the interests of its clients, and not the interests of the Firm, when voting proxies. All proxy voting decisions will be made under the supervision of the Firm’s compliance department.
In light of the Firm’s fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping. The Firm has also adopted ISS’s proxy voting guidelines. Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that judgment differs from that of ISS, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm’s files. Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes — particularly those diverging from the judgment of ISS — were voting consistent with the Firm’s fiduciary duties.

The Firm believes that the retention of the services of ISS and the adoption of the proxy voting procedures of ISS adequately addresses the risks of material conflicts that may arise between the Firm’s interests and those of its clients. ISS Proxy Voting Guidelines Summaries are included in Attachment A.
At times, neither the Firm nor ISS will be allowed to vote proxies on behalf of clients when those clients have adopted a securities lending program. The Firm recognizes that clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that the Firm becomes aware of a proxy voting matter that would enhance the economic value of the client’s position and that position is lent out, the Firm will make reasonable efforts to inform the client that neither the Firm nor ISS is able to vote the proxy until the client recalls the lent security.
In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s investment personnel. ISS sends a weekly report of upcoming meetings in blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. The CCO will monitor these upcoming meetings, consult with the Firm’s investment team members responsible for each industry or market and arrive at a decision on whether or not to vote. If the decision is made to vote, the Firm will process votes through ISS unless other action is required as detailed in this policy.
Recordkeeping
Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Firm will be responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes:
•	Any request, whether written (including e-mail) or oral, received by any employee of Epoch, must be promptly reported to the Chief Compliance Officer. All written requests must be retained in the permanent file.

•	The Chief Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Chief Compliance Officer will distribute to any client requesting proxy voting information the complete proxy voting record of Epoch for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.[1]

Any report disseminated to a client(s) will contain the following legend:
“This report contains the full proxy voting record of Adviser Epoch. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

[1]	For clients who have provided Epoch with specific direction on proxy voting, the Chief Executive Officer and/or Assistant Portfolio Manager will review the proxy voting record and permanent file in order to identify those proposals voted differently than how Epoch voted clients not providing direction.

•	Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy Voting Policy and Procedures:
•	Proxy Voting Policy and Procedures.
Proxy statements received regarding client securities:
•	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: Epoch is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.
Proxy voting records:
•	Epoch Proxy Voting Record.

•	Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.
Disclosure
•	Epoch will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.
Proxy Solicitation
      As a matter of practice, it is Epoch’s policy to not reveal or disclose to any client how Epoch may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. Epoch will never disclose such information to unrelated third parties.
      The Chief Compliance Officer is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Chief Compliance Officer shall handle all responses to such solicitations.

Attachment A
ISS Proxy Voting Guidelines Summary
Following is a concise summary of ISS’s proxy voting policy guidelines.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm
•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
•	Length of the rotation period advocated in the proposal
•	Significant audit-related issues
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent
•	Directors who sit on more than six boards
•	Compensation Committee members if there is a disconnect between the CEO’s pay and performance
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Open Access (shareholder resolution)
Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
•	The plan expressly permits repricing without shareholder approval for listed companies; or
•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation
Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value
•	Offering period is 27 months or less, and
•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
Shareholder Proposals on Compensation
Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

Proxy Voting
MFC Global Investment Management (U. S. A.) Limited

Index
Policy objectives and scope	1
Guiding principles for policy	1
Background	1
Definitions	1
Regulatory environment	1
Best Practices	1
Policy	2
General Requirements	2
Documentation Requirements	2
Roles and Responsibilities	3
Business Unit Compliance Officer	3
Portfolio Managers	3
Reporting	4
Monthly Reporting	4
Quarterly Reporting	4
Policy Amendments	1

Policy objectives and scope
MFC Global Investment Management (U.S.A.) Limited (“MFC GIM (USA) Limited”) manages money on behalf of, or provides investment advice to, many clients, including unit holders in various mutual funds, clients in segregated portfolios and clients in pension fund portfolios.

Arising out of these relationships, MFC GIM (USA) Limited has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.

A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios. The purpose of this policy is to provide consistent standards for the accurate valuation of all individual securities (including stocks, bonds, private placements and derivative transactions) for portfolios where MFC GIM (USA) Limited is responsible for the administration of the portfolio (including where the administrative functions have been outsourced to a third party).
Guiding principles for policy
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Background
Definitions
Regulatory environment
Best Practices

Policy
General Requirements
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client.

When voting proxies, the following standards apply:
•	The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines[2].

•	Each voting decision should be made independently.

•	Investment guidelines/contracts should outline how voting matters should be treated.

•	The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC GIM (USA) Limited will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

•	As a general principle, voting should be consistent among portfolios having the same mandates.

•	MFC GIM (USA) Limited will reasonably consider specific voting instruction requests made by clients.
Documentation Requirements
The Portfolio Manager should retain voting records for each portfolio that held the security, as follows:
•	A copy of the proxy as it was voted.

•	Any documentation regarding the voting decision for non-routine matters or where the proxy was not voted as recommended by the company’s management.

•	A copy of the information circular, or a record of the source from which a copy of the information circular may be obtained.

[2]	In the case of non-discretionary managed accounts (i.e. group pension mandates), the client will be the ultimate beneficiaries of the account, and the client investment guidelines will be the managed accounts’ guidelines.

Roles and Responsibilities
Business Unit Compliance Officer
Portfolio Managers

Reporting
Monthly Reporting
Quarterly Reporting

Policy Amendments

Date	By	Amendment
July 6, 2006	Lisa Becker (per GP)	Change of reference to MFC Global Investment Management to MFC GIM (USA) Limited throughout. Change of reference to Investment Division to MFC GIM (USA) Limited throughout.

Pzena Investment Management, LLC
Amended and Restated
Proxy Voting Policies and Procedures
Effective July 1, 2003
and
Further amended March 15, 2004, August 1, 2004 and July 19, 2006
I. Requirements Described
     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the “Advisers Act”), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser’s fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.
      B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies’ (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and (5) approach to corporate social responsibility.
      C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser’s management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:
1.	Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

2.	An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

3.	In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan’s investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

4.	No one can direct the investment manager’s vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

5.	The client must periodically monitor the adviser’s voting activities, and both the client’s monitoring activities and the adviser’s voting activities (including the votes cast in each particular case) must be documented.
II. Procedures
     A. Introduction

     As of October 1, 2001, PIM (“PIM”) began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. (“ISS”). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International—Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).3
     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS’s recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.
     B. Compliance Procedures
     PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst’s compliance with such procedures when voting. The Chief Compliance Officer is responsible for monitoring overall compliance with these procedures.
     C. Voting Procedures
      1. Determine Proxies to be Voted
          Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM’s records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm’s Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company’s Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.4 The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.

[3]	This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

[4]	A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

          If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst’s recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
      2. Identify Conflicts and Vote According to Special Conflict Resolution Rules
          The primary consideration is that PIM act for the benefit of its clients and place its client’s interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM’s advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM’s Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.
      a. PIM has identified the following areas of potential concern:
•	Where PIM manages any pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios.

•	Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

•	Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

•	Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
     b. To address the first potential conflict identified above, PIM’s Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM’s Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     c. To address the second potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM’s clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     d. To address the third potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM’s individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     e. To address the fourth potential conflict identified above, PIM’s Chief Compliance Officer (with the assistance of PIM’s Director of Operations during the busy proxy season—March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.
     f. The following special rules shall apply when a conflict is noted in the red folder:
     i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst’s determination whether a vote for or against a proposal is in the best interests of PIM’s clients.
     iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of its other clients.
     iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
     v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
     vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.
          Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:
          A designated member of PIM’s client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM’s conflict of interest, the ISS recommendation, and PIM’s recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client’s proxy in the manner it deems to be in the best interest of the client.
          When PIM’s conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM’s model.
          On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.
          3. Vote
          Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.
          The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special “Disclosure of Personal Holdings Form” (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst’s votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
          Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:
     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).
     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:
     i. With respect to incentive option arrangements:
•	The proposed plan is in excess of 10% of shares, or

•	The company has issued 3% or more of outstanding shares in a single year in the recent past, or

•	The new plan replaces an existing plan before the existing plan’s termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:
A = the number of shares reserved under the new plan/amendment
B = the number of shares available under continuing plans
C = granted but unexercised shares under all plans
D = shares outstanding, plus convertible debt, convertible equity, and warrants

     ii. With respect to severance, golden parachute or other incentive compensation arrangements:
•	The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry (based solely on information about those arrangements which may be found in the company’s public disclosures and in ISS reports); or

•	The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

•	The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.
     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.
     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.
     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders’ rights.
     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.
     h. Oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:
•	PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit (“other”) fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

In applying the above fee formula, PIM will use the following definitions:
•	Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

•	Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

•	Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
•	PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

•	PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

•	PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

•	PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.
     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.
     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients’ economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.
     It is understood that PIM’s and ISS’s ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM’s standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS’s recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.
     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM’s clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.
      4. Return Proxies
     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.
     5. Changing a Vote
     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.
III. Corporate Actions

PIM shall work with the clients’ Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system’s Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm’s Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM’s Operations Administrative Personnel also will check the Company’s website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.
IV. Client Disclosures
On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM’s ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
PIM will provide proxy voting summary reports to clients, on request. With respect to PIM’s mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX.
V. Recordkeeping
     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.
     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM’s principal office and 3 years in offsite storage.
i.	Copies of PIM’s proxy voting policies and procedures, and any amendments thereto.

ii.	Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

iii.	The vote cast for each proposal overall as well as by account.

iv.	Records of any calls or other contacts made regarding specific proxies and the voting thereof.

v.	Records of any reasons for deviations from broad voting guidelines.

vi.	Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

vii.	A record of proxies that were not received, and what actions were taken to obtain them.

viii.	Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).
VI. Review of Policies
The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM’s proxy committee. This committee consists of PIM’s Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

APPENDIX C
Epoch Investment Partners, Inc.
John Hancock Global Shareholder Yield Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects approximate information as of May 31, 2008

	Other		Other
	Registered		Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
William W. Priest	3	$1,080,645,051	34	$3,068,044,639	133	$2,520,452,413
Eric L. Sappenfield	1	$640,834,598	4	$850,643,976	0	—
Michael A. Welhoelter	3	$1,080,645,051	34	$3,068,044,639	133	$2,520,452,413
David N. Pearl	3	$1,080,645,051	34	$3,068,044,639	133	$2,520,452,413
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other		Other
	Registered		Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
William W. Priest	—	—	1	$109,122,495	3	$28,509,174
Eric L.Sappenfield	—	—	—	—	0	—
Michael A. Welhoelter	—	—	1	$109,122,495	3	$28,509,174
David N. Pearl	—	—	1	$109,122,495	3	$28,509,174
POTENTIAL CONFLICTS OF INTEREST.
In the Sub-Adviser’s view, conflicts of interest may arise in managing a Fund’s portfolio investments, on the one hand, and the portfolios of the Sub-Adviser’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Advisers’ policy or procedure for handling them. Although the Sub-Advisers have designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

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The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. The Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Funds.
If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Funds may not be able to take full advantage of that opportunity. However, the Sub-Advisers have adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, a Sub-Adviser may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having NASD restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, a Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. A Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, a Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for a Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, the Sub-Adviser has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by a Sub-Adviser’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of a Sub-Adviser’s full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days with respect to Pzena and 21 calendar days with respect to Epoch, or to sell and subsequently purchase within 60 calendar days with respect to Pzena and 21 calendar days with respect to Epoch) of securities which (i) are issued by a mutual fund which is advised or sub-advised by a Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person’s contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of a Sub-Adviser’s principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Funds and the other Accounts’ securities holdings may also pose certain conflicts. The Sub-Adviser has identified the following areas of concern: (1) Where a Sub-Adviser manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) Where a Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where a Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or

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more client portfolios. The Sub-Advisers’ proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
The Sub-Adviser manages some Accounts under performance based fee arrangements. The Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the Sub-Advisers generally require portfolio decisions to be made on a product specific basis. The Sub-Advisers also require pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Advisers require average pricing of all aggregated orders. Finally, the Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
Compensation of Portfolio Managers. Portfolio managers and other investment professionals at the Sub-Advisers are compensated through a combination of base salary (set annually), overall work performance bonus and equity ownership, if appropriate due to superior work performance. The investment professional’s work performance is measured by the Sub-Advisers examining such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability and his or her ability to successfully interact with company management. The Sub-Advisers avoid a compensation model that is driven by individual security performance and set against specific benchmarks, as this can lead to short term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by the Sub-Advisers for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock).
COMPENSATION OF PORTFOLIO MANAGERS.
The equity ownership in Epoch as of May 31, 2008 of each member of the investment team who makes investment decisions for the Global Shareholder Yield Fund is as follows:

William W. Priest	Greater than 15% but less than 20%
David N. Pearl	Greater than 5 % but less than 10%
SHARE OWNERSHIP BY PORTFOLIO MANAGERS. None of the Portfolio Managers of the Fund own any shares of this portfolio]

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Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)
John Hancock Growth Fund
John Hancock Growth Opportunities Fund
John Hancock International Core Fund
John Hancock International Growth Fund
John Hancock Intrinsic Value Fund
John Hancock U.S. Core Fund
John Hancock Value Opportunities Fund
PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of April 30, 2008):
None
OTHER MANAGED ACCOUNTS (As of April 30, 2008):
The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated by the following table.

Other registered investment
	companies managed (including		Other pooled
	other non-GMO mutual fund		investment vehicles		Separate accounts managed
	subadvisory relationships)		managed (world-wide)		(world-wide)
	Number		Number		Number
	of	Total	of	Total	of	Total
Senior Member	accounts	assets	accounts	assets	accounts	assets
Sam Wilderman	18	$18,532,934,461	5	$2,852,878,914	19	$4,017,074,805
Thomas Hancock	11	$22,697,834,865	8	$2,649,549,469	38	$13,214,994,374

Other registered investment
companies managed for which
GMO receives a performance-
	based fee (including other non-		Other pooled investment vehicles		Separate accounts managed
	GMO mutual fund subadvisory		managed (world-wide) for which GMO		(world-wide) for which GMO
	relationships)		receives a performance-based fee		receives a performance-based fee
	Number		Number		Number
	of	Total	of	Total	of	Total
	accounts*	assets*	accounts*	assets*	accounts*	assets*
Sam Wilderman	0	0	4	$2,830,551,194	5	$2,156,090,331
Thomas Hancock	0	0	1	$106,794,717	7	$3,267,755,262

*	The information provided is as of February 29, 2008.

C-4

Description of material conflicts: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the Fund’s portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the Fund’s portfolio management team and GMO’s Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.
Description of the structure of, and the method used to determine, the compensation of each member of the fund’s portfolio management team: The senior member of the Fund’s portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm’s profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward out-performance by higher fee/performance fee products. GMO’s Compensation Committee sets the senior member’s base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member’s partnership interest, taking into account the senior member’s contribution to GMO and GMO’s mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member’s compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.
Dollar range of fund securities owned by each member of the fund’s portfolio management team: The senior members have no beneficial interest in the Fund’s shares.

C-5

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(“MFC Global”)
John Hancock International Allocation Portfolio
PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of May 31, 2008):
None
OTHER MANAGED ACCOUNTS (As of May 31, 2008):

	Registered investment		Other pooled investment		Separate accounts
	companies managed		vehicles managed		managed
	Number		Number		Number
	of	Total assets	of	Total	of	Total
Fund Manager	accounts	($US millions)	accounts	assets	accounts	assets
Steve Orlich	24	$55,671,146,835	0	0	0	0

	Registered investment companies		Other pooled investment vehicles		Separate accounts managed
	managed for which MFC Global		managed for which MFC Global		for which MFC Global receives
	receives a performance-based fee		receives a performance-based fee		a performance-based fee
	Number		Number		Number
	of	Total	of	Total	of	Total
	accounts	assets	accounts	assets	accounts	assets
Steve Orlich	0	0	0	0	0	0
POTENTIAL CONFLICTS OF INTEREST
While funds managed by the portfolio managers, including Mr. Orlich, may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
DESCRIPTION OF COMPENSATION STRUCTURE
MFC Global portfolio managers, including Mr. Orlich, receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife Financial Corporation share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global tries to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

C-6

PZENA INVESTMENT MANAGEMENT, LLC
John Hancock Classic Value Mega Cap Fund
The following chart reflects the portfolio managers’ investments in the Fund that they manage. The chart also reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of May 31, 2008

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Richard S. Pzena	9	$5.424	13	$2.327	384	$9.924
John P. Goetz	11	$5.530	135	$4.433	396	$11.260
Antonio DeSpirito III	8	$5.377	38	$1.656	115	$4.364
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other
	Registered
	Investment	Other Pooled
	Companies	Investment Vehicles		Other Accounts
	Number	Number		Number
	of	of	Assets	of	Assets
Portfolio Manager	Accounts	Accounts	(in millions)	Accounts	(in millions)
Richard S. Pzena	0	0	$0		$1,110
John P. Goetz	0	3	$47		$1,110
Antonio DeSpirito III	0	1	$2		$408
In the Sub-Adviser’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of the Sub-Adviser’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Adviser’s policy or procedure for handling them. Although the Sub-Adviser has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. The Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

C-7

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, the Sub-Adviser has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, we may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, the Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. The Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, the Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for the Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, the Sub-Adviser has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests) or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by the Sub-Adviser’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of the Sub-Adviser’s full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by the Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person’s contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of the Sub-Adviser’s principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for the Fund and the other Accounts’ securities holdings may also pose certain conflicts. The Sub-Adviser has identified the following areas of concern: (1) Where the Sub-Adviser manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) Where the Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where the Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. The Sub-Adviser’s proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.
The Sub-Adviser manages some Accounts under performance based fee arrangements. The Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different

C-8

compensation structures, the Sub-Adviser generally requires portfolio decisions to be made on a product specific basis. The Sub-Adviser also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Adviser requires average pricing of all aggregated orders. Finally, the Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
COMPENSATION OF PORTFOLIO MANAGERS. Portfolio managers and other investment professionals at the Sub-Adviser are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. The Sub-Adviser avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Ultimately, equity ownership is the primary tool used by the Sub-Adviser for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in the Sub-Adviser as of January 1, 2008 of each member of the investment team who makes investment decisions for the Classic Value Fund is as follows:

Richard S. Pzena	Greater than 25% but less than 50%
John P. Goetz	Greater than 5% but less than 10%
Antonio DeSpirito	Less than 5%
SHARE OWNERSHIP BY PORTFOLIO MANAGERS. None of the Portfolio Managers of the Fund own any shares of this portfolio.

C-9

PART C
OTHER INFORMATION
Item 23. Exhibits.

(a)(1)	Agreement and Declaration of Trust dated June 9, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A, filed on June 15, 2005, accession number 0000898432-05-000492.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated June 29, 2005 — previously filed as exhibit (a) to pre-effective amendment no. 1, filed on June 30, 2005, accession number 0000898432-05-000524.

(a)(3)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(3) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(b)	By-laws of the Registrant dated June 9, 2005 — previously filed as exhibit (b) to initial registration statement on Form N-1A, filed on June 15, 2005, accession number 0000898432-05-000492.

(c)	Not applicable.

(d)(1)	Advisory Agreement dated September 21, 2005 between the Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(2) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(1)(a)	Amendment dated December 29, 2006 to Advisory Agreement relating to the International Allocation Portfolio, Classic Value Mega Cap Fund and the Global Shareholder Yield Fund, between the Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(2) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(d)(1)(b)	Amendment dated December 4, 2007 to Advisory Agreement relating to the John Hancock Rainier Growth Fund and John Hancock Leveraged Companies Fund, between the Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(b) to post-effective amendment no. 7, filed on March 14, 2008, accession number0000950135-08-001781.

(d)(1)(c)	Form of Amendment to Advisory Agreement relating to the John Hancock Global Small Cap Opportunities Fund, between the Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (d)(1)(c) to post-effective amendment no. 7, filed on March 14, 2008, accession number0000950135-08-001781.

(d)(2)	Subadvisory Agreement dated September 2, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Active Value Fund — previously filed as exhibit (d)(4) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(d)(3)	Subadvisory Agreement dated September 2, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Global Fund — previously filed as exhibit (d)(9) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(d)(4)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Fund — previously filed as exhibit (d)(4) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(5)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund — previously filed as exhibit (d)(5) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(6)	Subadvisory Agreement dated September 2, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Core Fund — previously filed as exhibit (d)(7) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(d)(7)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Growth Fund — previously filed as exhibit (d)(7) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(8)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Intrinsic Value Fund — previously filed as exhibit (d)(8) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(9)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC, relating to the U.S. Core Fund — previously filed as exhibit (d)(9) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(10)	Subadvisory Agreement dated September 2, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the U.S. Quality Equity Fund — previously filed as exhibit (d)(3) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(d)(11)	Subadvisory Agreement dated September 21, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Value Opportunities Fund — previously filed as exhibit (d)(11) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(d)(12)	Subadvisory Agreement dated December 29, 2006 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited relating to the International Allocation Portfolio — previously filed as exhibit (d)(15) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(d)(13)	Subadvisory Consulting Agreement dated December 29, 2006 between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. relating to the International Allocation Portfolio — previously filed as exhibit (d)(13) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(d)(14)	Subadvisory Agreement dated February 28, 2007 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC, Inc. relating to the Classic Value Mega Cap Fund — previously filed as exhibit (d)(16) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(d)(15)	Subadvisory Agreement dated February 28, 2007 between John Hancock Investment Management Services, LLC and Epoch Investment Partners, Inc. relating to the Global Shareholder Yield Fund — previously filed as exhibit (d)(14) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(d)(16)	Subadvisory Agreement December20, 2007 between John Hancock Investment Management Services, LLC and Rainier Investment Management Inc. relating to the John Hancock Rainier Growth Fund — previously filed as exhibit (d)(16) to post-effective amendment no. 8, filed on May 19, 2008, accession number 0000950135-08-003822.

(d)(17)	Subadvisory Agreement dated December 4, 2007 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.) LLC relating to the John Hancock Leveraged Companies Fund — previously filed as exhibit (d)(17) to post-effective amendment no. 8, filed on May 19, 2008, accession number 0000950135-08-003822.

(d)(18)	Form of Subadvisory Agreement between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.) LLC relating to the John Hancock Global Small Cap Opportunities Fund — previously filed as exhibit (d)(18) to post-effective amendment no. 7, filed on March 14, 2008, accession number 0000950135-08-001781.

(e)	Distribution Agreement dated September 2, 2005 between the Registrant and John Hancock Funds, LLC — previously filed as exhibit (e) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(f)	Not Applicable.

(g)	Custodian Agreement dated September 2, 2005 between the Registrant and State Street Bank and Trust Company — previously filed as exhibit (g) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(h)(1)	Master Transfer Agency and Services Agreement dated June 1, 2007 between the Registrant and John Hancock Signature Services, Inc. — previously filed as exhibit (h)(1) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(h)(2)	Class R Service Plan dated September 2, 2005 as amended June 30, 2006 — previously filed as exhibit (h)(2) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(h)(3)	Class R1 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(3) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(h)(4)	Class R2 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(4) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(h)(5)	Class R3 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(5) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(h)(6)	Class R4 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(6) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(h)(7)	Class R5 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(7) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(h)(8)	Expense Limitation Agreement dated May 22, 2008 between the Registrant and John Hancock Investment Management Services, LLC — Filed Herewith.

(i)	Not Applicable.

(j)	Opinion of Independent Registered Public Accounting Firm. — Filed Herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005 as amended December 13, 2006 relating to Class 1 Shares — previously filed as exhibit (m)(1) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 dated August 23, 2005 relating to Class 3 Shares — previously filed as exhibit (m)(4) to pre-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class A Shares — previously filed as exhibit (m)(3) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class B Shares — previously filed as exhibit (m)(4) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class C Shares — previously filed as exhibit (m)(5) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R Shares — previously filed as exhibit (m)(6) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R1 Shares — previously filed as exhibit (m)(7) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R2 Shares — previously filed as exhibit (m)(8) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R3 Shares — previously filed as exhibit (m)(9) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R4 Shares — previously filed as exhibit (m)(10) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 dated June 30, 2006 as amended December 13, 2006 relating to Class R5 Shares — previously filed as exhibit (m)(11) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(m)(12)	Plan of Distribution pursuant to Rule 12b-1 dated December 4, 2007 relating to Class ADV Shares — previously filed as exhibit (m)(12) to post-effective amendment no. 8, filed on May 19, 2008, accession number 0000950135-08-003822.

(m)(13)	Form of Plan of Distribution pursuant to Rule 12b-1 dated June 10, 2008 relating to Class T Shares — Filed Herewith.

(n)	Amended and Restated Multiple Class Plan pursuant to 18f-3 — Filed Herewith.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC and John Hancock Distributors, LLC, dated January 1, 2008 — previously filed as exhibit (p)(1) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(p)(2)	Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC dated January 1, 2008 — Filed Herewith.

(p)(3)	Code of Ethics of Deutsche Asset Management, Inc. dated January 1, 2005 — previously filed as exhibit (p)(5) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(p)(4)	Code of Ethics of Epoch Holding Corporation, amended as of November 15, 2006 — previously filed as exhibit (p)(5) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

(p)(5)	Code of Ethics of MFC Global Investment Management (U.S.A.) Limited dated May 17, 2005 — previously filed as exhibit (p)(7) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

(p)(6)	Code of Business Conduct and Ethics of Pzena Investment Management, Inc., effective as of October 25, 2007 — previously filed as exhibit (p)(1) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(p)(7)	Code of Ethics of Rainier Investment Management Mutual Funds, dated January 2007 — previously filed as exhibit (p)(7) to post-effective amendment no. 5, filed on January 16, 2008, accession number 0000950135-08-000181.

(p)(8)	Code of Ethics of MFC Global Investment Management (U.S.) LLC dated March 1, 2008 — Filed Herewith.

(q)	Power of Attorney dated March 30, 2007 — previously filed as exhibit (q) to post-effective amendment no. 4, filed on June 27, 2007, accession number 0001010521-07-000489.

Item 24. Persons Controlled by or Under Common Control with the Fund.
          As of March 14, 2008, John Hancock Investment Management Services (“JHIMS”) owned 6.76% of the Fund’s voting shares represented as seed capital of the Fund. JHIMS is the Adviser to the Registrant. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. A corporate organization list is set forth below.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2007

Item 25. Indemnification.
          The Registrant’s Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
          With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Registrant. With respect to the underwriter, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained furnished in writing by the underwriter to the Registrant for use in the Registration Statement.
          Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering losses incurred by reason of negligent errors and omissions committed in their official capacities as such.
          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of the Investment Adviser.
          See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.
Item 27. Principal Underwriters.
          (a) John Hancock Funds LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock

Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund and John Hancock Funds II.
          (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL	POSTIONS AND OFFICES WITH	POSITIONS AND OFFICES
BUSINESS ADDRESS	UNDERWRITER	WITH REGISTRANT

James R. Boyle 601 Congress Street Boston, Massachusetts 02210	Director, Chairman	Trustee

Keith F. Hartstein 601 Congress Street Boston, Massachusetts 02210	Director, President and Chief Executive Officer	President

John G. Vrysen 601 Congress Street Boston, Massachusetts 02210	Director, Executive Vice President and Chief Operating Officer	Chief Operating Officer

Michael Mahoney 601 Congress Street Boston, Massachusetts 02210	Chief Compliance Officer	None

Peter Levitt 601 Congress Street Boston, Massachusetts 02210	Treasurer	None

John J. Danello 601 Congress Street Boston, Massachusetts 02210	Senior Vice President, Chief Legal Counsel	Vice President

Thomas M. Kinzler 601 Congress Street Boston, Massachusetts 02210	Secretary	Secretary

Jeffery H. Long 601 Congress Street Boston, Massachusetts 02210	Vice President, Chief Financial Officer	None

Andrew G. Arnott 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	Vice President

Arthur E. Creel 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	None

Carey Hoch 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Howard Cronson 601 Congress Street Boston, Massachusetts 02210	Vice President and Assistant Treasurer	None

Alfred P. Ouellette 601 Congress Street Boston, Massachusetts 02210	AVP, Senior Counsel and Assistant Secretary	Assistant Secretary
          (c) Not Applicable
Item 28. Location of Accounts and Records.
          All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian State Street Bank and Trust Company, 2 Avenue de Lafayette,

Boston, Massachusetts 02111 and its transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC (the “Adviser”), 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser and each of the respective Subadvisers to the Funds of the Registrant.
By Deutsche Asset Management, Inc., the subadviser/consultant to the International Allocation Portfolio, at its offices at 345 Park Avenue, New York, New York 10154.
By Epoch Investment Partners, Inc., Inc., the subadviser to the Global Shareholder High Yield Fund, at its offices at 640 Fifth Avenue, 18th Floor, NY, NY 10019.
By Grantham, Mayo, Van Otterloo & Co. LLC., the subadviser to the U.S. Core Fund, Quality Equity Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, and the Growth Opportunities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Leveraged Companies Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the International Allocation Portfolio, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Mega Cap Fund, at its offices at 120 West 45th Street, New York, NY 10036.
By Rainier Investment Management Mutual Funds, the subadviser to the Rainier Growth Fund, at its offices at 601 Union Street, Suite 2801, Seattle, WA 98101.
Item 29. Management Services.
          None.
Item 30. Undertakings.
          None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 25th day of June 2008.

JOHN HANCOCK FUNDS III
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	June 13, 2008

/s/ Gordon M. Shone Gordon M. Shone	Treasurer (Principal Financial Officer and Principal Accounting Officer)	June 25, 2008

/s/ James R. Boyle * James R. Boyle	Trustee	June 25, 2008

/s/ James F. Carlin * James F. Carlin	Trustee	June 25, 2008

/s/ William H. Cunningham * William H. Cunningham	Trustee	June 25, 2008

/s/ Charles L. Ladner * Charles L. Ladner	Trustee	June 25, 2008

/s/ John A. Moore * John A. Moore	Trustee	June 25, 2008

/s/ Patti McGill Peterson * Patti McGill Peterson	Trustee	June 25, 2008

/s/ Steven R. Pruchansky * Steven R. Pruchansky	Trustee	June 25, 2008

*	By Power of Attorney

By:	/s/ David D. Barr
David D. Barr
Attorney-In-Fact Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 4 to the Trust’s Registration Statement On June 27, 2007

EXHIBIT INDEX

(h)(8)	Expense Limitation Agreement dated May 22, 2008 between the Registrant and John Hancock Investment Management Services, LLC.
(j)	Opinion of Independent Registered Public Accounting Firm.
(m)(13)	Form of Plan of Distribution pursuant to Rule 12b-1 dated June 10, 2008 relating to Class T Shares.
(n)	Amended and Restated Multiple Class Plan pursuant to 18f-3.
(p)(2)	Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC dated January 1, 2008.
(p)(8)	Code of Ethics of MFC Global Investment Management (U.S.) LLC dated March 1, 2008.